STATEMENT OF ADDITIONAL INFORMATION

                                           CLASS A, CLASS B AND CLASS C SHARES







                              MTB GROUP OF FUNDS


                     Statement of Additional Information

                               August 31, 2005
==============================================================================



                         (Revised February 27, 2006)








MTB U.S. Treasury Money Market Fund*

MTB U.S. Government Money Market Fund*

MTB Tax Free Money Market Fund*

MTB Money Market Fund

MTB New York Tax-Free Money Market Fund*

MTB Pennsylvania Tax Free Money Market Fund*

MTB Short Duration Government Bond Fund

MTB Short-Term Corporate Bond Fund

MTB U.S. Government Bond Fund

MTB New York Municipal Bond Fund

MTB Pennsylvania Municipal Bond Fund

MTB Maryland Municipal Bond Fund



MTB Virginia Municipal Bond Fund*



MTB Intermediate-Term Bond Fund

MTB Income Fund

MTB Managed Allocation Fund - Conservative Growth

MTB Managed Allocation Fund - Moderate Growth

MTB Managed Allocation Fund - Aggressive Growth

MTB Balanced Fund

MTB Equity Income Fund

MTB Large Cap Value Fund

MTB Equity Index Fund

MTB Large Cap Stock Fund

MTB Large Cap Growth Fund

MTB Multi Cap Growth Fund

MTB Mid Cap Stock Fund

MTB Mid Cap Growth Fund

MTB Small Cap Stock Fund

MTB Small Cap Growth Fund+

MTB International Equity Fund

+Only MTB Small Cap Growth Fund offers Class C Shares

==============================================================================
*Offer Class A Shares only

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for the Funds dated August 31, 2005.

This SAI incorporates by reference the Funds' Annual and Semi-Annual Reports. Obtain the prospectuses, Annual or Semi-Annual Report without charge by calling (800) 836-2211; in the Buffalo area call (716) 635-9368.


CONTENTS
How Are the Funds Organized?  ..................................4
Securities In Which the Funds Invest...........................4
Investment Risks....................................................17
Fundamental Investment Objectives and Policies....... .21
Investment Limitations.............................................23
Determining Market Value of Securities......................28
What Do Shares Cost?..............................................29
How Are the Funds Sold?..........................................29
Exchanging Securities For Shares..............................32
Subaccounting Services...........................................32
Redemption in Kind.................................................32
Account and Share Information.................................32
Tax Information.......................................................34
Who Manages and Provides Services to the Funds?.....38
Fees Paid by the Funds for Services...........................83
How Do the Funds Measure Performance?.................87
Financial Information.............................................111
Investment Ratings...............................................112
Addresses.................................................Back Cover
Appendix...................................................Back Cover

Cusip 55376V861         Cusip55376T643
Cusip 55376V804         Cusip55376T635
Cusip 55376V200         Cusip55376T106
Cusip 55376T460         Cusip55376T205
Cusip 55376T452         Cusip55376T403
Cusip 55376T338         Cusip55376T502
Cusip 55376T270         Cusip55376T684
Cusip 55376T247         Cusip55376T676
Cusip 55376T239         Cusip55376T700
Cusip 55376T213         Cusip55376T809
Cusip 55376T197         Cusip55376T726
Cusip 55376V507         Cusip55376T718
Cusip 55376V606         Cusip55376T767
Cusip 55376T361         Cusip55376T759
Cusip 55376T353         Cusip55376T395
Cusip 55376T312         Cusip55376T387
Cusip 55376T296         Cusip55376T494
Cusip 55376T569         Cusip55376T486
Cusip 55376T551         Cusip55376T536
Cusip 55376T833         Cusip55376T528
Cusip 55376T825         Cusip55376T130
Cusip 55376T874         Cusip55376T122
Cusip 55376T866         Cusip55376T171
Cusip 55376T627         Cusip55376T163
Cusip 55376T619         Cusip55376T155
Cusip 55376T593         Cusip55376T791
Cusip 55376T585         Cusip55376T783
Cusip 55376V796
28527 (2/06)                                          MTB-SAI-005-0206




HOW ARE THE FUNDS ORGANIZED?




Each Fund covered by this SAI is a diversified portfolio of MTB Group of Funds (the "Trust"), a Delaware statutory trust, except for Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, New York Municipal Bond Fund, Virginia Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund, which are non-diversified portfolios of the Trust. On August 11, 2000, the Trust was organized to acquire all of the assets and liabilities of the VISION Group of Funds, Inc., a Maryland corporation (the "Corporation") that was originally incorporated under the laws of the State of Maryland on February 23, 1988, and registered as an open-end management investment company. On November 8, 2000, each portfolio of the Corporation in existence at that time became a portfolio of the Trust. Accordingly, references in this SAI for periods prior to November 8, 2000, relate to the Funds as portfolios of the Corporation, and substantially identical arrangements for the Corporation. The Trust changed its name from VISION Group of Funds to MTB Group of Funds on August 15, 2003. As noted in the prospectus, certain Funds were created as part of a reorganization of the ARK Funds on August 15 and 22, 2003, and Virginia Municipal Bond Fund was created in connection with the reorganization of FBR Virginia Tax-Free Portfolio on February 24, 2006. . These Funds are accounting survivors of corresponding portfolios of ARK Funds, and therefore, information for the preceding periods reflect past performance of those corresponding portfolios of ARK Funds. The Trust may offer separate series of Shares representing interests in separate portfolios of securities.



Through an internal reorganization, the Fund's investment advisor changed from M&T Asset Management, a department of Manufacturers and Traders Trust Company (M&T Bank) to MTB Investment Advisors, Inc. (MTBIA or Advisor), a subsidiary of M&T Bank, on August 15, 2003. Five Variable Annuity Funds are offered in a separate prospectus and SAI.


SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or N = Not an acceptable investment of a Fund.




MONEY MARKET AND INCOME FUNDS


--------------------------------------------------------------------------------------------------------------------
                         U.S. Treasury       U.S.         Tax Free    Money Market    New York Tax    Pennsylvania
                         Money Market     Government    Money Market      Fund         Free Money       Tax Free
                             Fund        Money Market       Fund                      Market Fund     Money Market
                                             Fund                                                         Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fixed Income Securities        P              P              P              P              P               P
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Treasury Securities            P              P              A              A              A               A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Agency Securities              N              P              A              P              A               A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Corporate Debt                 N              A              A              P              N               N
Securities
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Commerical Paper               N              A              A              P              A               A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Demand Instruments             N              A              A              A              A               A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Taxable Municipal              A              A              A              A              A               A
Securities
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Mortgage Backed                N              N              N              N              N               N
Securities
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Asset Backed Securities        N              N              N              N              N               N
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Zero Coupon Securities         N              N              A              N              N               N
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Bank Instruments               N              A              A              A              N               N
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Credit Enhancement             N              A              A              A              A               A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Foreign Securities             N              N              N              A              A               A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Tax Exempt Securities          N              A              P              N              P               P
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
General Obligation             N              A              P              N              P               P
Bonds
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Special Revenue Bonds          N              A              P              N              P               P
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Tax Increment                  N              A              P              N              P               P
Financing Bonds
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Municipal Securities           A              A              A              A              A               A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Municipal Notes                N              A              P              N              P               P
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Variable Rate Demand           A              A              P              A              A               A
Instruments
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Municipal Leases               N              N              N              N              N               N
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Derivative Contracts           N              N              N              N              N               N
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Futures Contracts              N              N              N              N              N               N
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Options                        N              N              N              N              N               N
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Special Transactions           P              P              A              A              A               A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Repurchase Agreements          P              P              A              A              A               A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Reverse Repurchase             A              A              A              A              A               A
Agreements
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Delayed Delivery               A              A              A              A              A               A
Transactions
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Securities Lending             A              A              A              A              A               A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Asset Coverage                 A              A              A              A              A               A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Investing in                   A              A              A              A              A               A
Securities of Other
Investment Companies
--------------------------------------------------------------------------------------------------------------------






------------------------------------------------------------------------------------------------------------------------------------
                        Short Duration   Short-Term   U.S.  NY          PA       MD         Virginia    Intermediate-   Income Fund
                          Government     Corporate    Govt. Municipal  Municipal Municipal  Municipal    Term Bond
                           Bond Fund     Bond Fund    Bond  Bond        Bond     Bond       Bond Fund      Fund
                                                      Fund  Fund       Fund      Fund
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income Securities        P             P        P       P         P        P          P              P              P
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Treasury Securities            P             P        P       A         A        A          A              P              P
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Agency Securities              P             P        P       A         A        A          A              P              P
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Corporate Debt                 A             P        A       A         A        A          A              P              P
Securities
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper               A             A        A       A         A        A          A              A              A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Demand Instruments             A             A        A       A         A        A          A              A              A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Taxable Municipal              A             A        A       A         A        A          A              A              A
Securities
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed                P             P        P       N         N        N          N              P              P
Securities
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Asset Backed Securities        A             P        A       N         N        N          N              P              P
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Zero Coupon Securities         A             A        A       A         A        A          A              A              A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Bank Instruments               A             A        A       N         N        N          N              A              A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Credit Enhancement             N             A        N       A         A        A          A              A              A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Foreign Securities             N             A        N       A         A        A          A              A              A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Tax Exempt Securities          N             A        N       P         P        P          P              A              A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
General Obligation             N             A        N       P         P        P          P              A              A
Bonds
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Special Revenue Bonds          N             A        N       P         P        P          P              A              A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Tax Increment                  N             A        N       P         P        P          P              A              A
Financing Bonds
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Municipal Securities           A             A        A       A         A        A          A              A              A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Municipal Notes                N             A        N       P         P        P          P              A              A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Variable Rate Demand           A             P        A       P         P        P          P              P              P
Instruments
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Municipal Leases               A             A        A       A         A        A          A              A              A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Derivative Contracts           A             A        A       A         A        A          A              A              A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Futures Contracts              A             A        A       A         A        A          A              A              A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Options                        A             A        A       A         A        A          A              A              A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Special Transactions           A             A        A       A         A        A          A              A              A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements          A             A        A       A         A        A          A              A              A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase             A             A        A       A         A        A          A              A              A
Agreements
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Delayed Delivery               A             A        A       A         A        A          A              A              A
Transactions
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Securities Lending             A             A        A       A         A        A          A              A              A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Asset Coverage                 A             A        A       A         A        A          A              A              A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Investing in                   A             A        A       A         A        A          A              A              A
Securities of Other
Investment Companies
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Non-Investment Grade           A             A        A       A         A        A          A              A              A
Securities
----------------------------------------------------------------------------------------------------------------------------------























MANAGED ALLOCATION FUNDS

As described in the prospectus, the Managed Allocation Funds seek to achieve their investment objectives by investing in a combination of underlying funds (the "Underlying Funds") managed by the Adviser. The types of securities shown for the Managed Allocation Funds in the table below represent the investments by the Underlying Funds.


 ------------------------------------------------------------------------------------------
                                        Managed           Managed            Managed
                                    Allocation Fund  Allocation Fund -  Allocation Fund -
                                    - Conservative    Moderate Growth   Aggressive Growth
                                        Growth
 ------------------------------------------------------------------------------------------
 Equity Securities                         P                 P                  P
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Common Stocks                             P                 P                  P
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Preferred Stocks                          P                 P                  P
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Real Estate Investment Trusts             A                 A                  A
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Warrants                                  A                 A                  A
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Fixed Income Securities                   P                 P                  P
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Treasury Securities                       P                 P                  P
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Agency Securities                         P                 P                  P
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Corporate Debt Securities                 P                 P                  P
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Commercial Paper                          A                 A                  A
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Demand Instruments                        A                 A                  A
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Taxable Municipal Securities              A                 A                  A
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Mortgage Backed Securities                P                 P                  P
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Collateralized Mortgage                   P                 P                  P
 Obligations (CMOs)
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Asset Backed Securities                   P                 P                  P
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Zero Coupon Securities                    P                 P                  P
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Bank Instruments                          P                 P                  P
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
    Credit Enhancement                     P                 P                  P
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Convertible Securities                    A                 A                  A
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Tax Exempt Securities                     P                 P                  P
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Variable Rate Demand Instruments          A                 A                  A
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Municipal Securities                      P                 P                  P
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Municipal Notes                           P                 P                  P
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Foreign Securities                        P                 P                  P
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Depository Receipts                       P                 P                  P
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Foreign Exchange Contracts                P                 P                  P
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Foreign Government Securities             P                 P                  P
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Derivative Contracts                      A                 A                  A
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Futures Contracts                         A                 A                  A
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Options                                   A                 A                  A
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Special Transactions                      A                 A                  A
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Repurchase Agreements                     A                 A                  A
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Reverse Repurchase Agreements             A                 A                  A
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Delayed Delivery Transactions             A                 A                  A
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Securities Lending                        A                 A                  A
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Asset Coverage                            A                 A                  A
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Investing in Securities of Other          P                 P                  P
 Investment Companies
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Exchange-Traded Funds                     A                 A                  A
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Non-Investment Grade Securities           P                 P                  P
 ------------------------------------------------------------------------------------------




BALANCED FUND


------------------------------------------
Equity Securities       P
------------------------------------------
------------------------------------------
Common Stocks           P
------------------------------------------
------------------------------------------
Preferred Stocks        A
------------------------------------------
------------------------------------------
Interests in Other      A
Limited Liability
Companies
------------------------------------------
------------------------------------------
Real Estate Investment  A
Trusts

------------------------------------------
------------------------------------------
Warrants                A
------------------------------------------
------------------------------------------
Fixed Income            P
Securities
------------------------------------------
------------------------------------------
Treasury Securities     P
------------------------------------------
------------------------------------------
Agency Securities       P
------------------------------------------
------------------------------------------
Corporate Debt          P
Securities
------------------------------------------
------------------------------------------
Commercial Paper        A
------------------------------------------
------------------------------------------
Demand Instruments      A
------------------------------------------
------------------------------------------
Mortgage Backed         A
Securities
------------------------------------------
------------------------------------------
Asset Backed Securities A
------------------------------------------
------------------------------------------
Zero Coupon Securities  A
------------------------------------------
------------------------------------------
Bank Instruments        A
------------------------------------------
------------------------------------------
Convertible Securities  A
------------------------------------------
------------------------------------------
Foreign Securities      A
------------------------------------------
------------------------------------------
Derivative Contracts    A
------------------------------------------
------------------------------------------
Futures Contracts       A
------------------------------------------
------------------------------------------
Options                 A
------------------------------------------
------------------------------------------
Special Transactions    A
------------------------------------------
------------------------------------------
Repurchase Agreements   A
------------------------------------------
------------------------------------------
Reverse Repurchase      A
Agreements
------------------------------------------
------------------------------------------
Delayed Delivery        A
Transactions
------------------------------------------
------------------------------------------
Securities Lending      A
------------------------------------------
------------------------------------------
Asset Coverage          A
------------------------------------------
------------------------------------------
Investing in            A
Securities of Other
Investment Companies
------------------------------------------


























EQUITY FUNDS

-----------------------------------------------------------------------------------------------------------------------------
               Equity    Large Cap  Equity      Large    Large     Multi Cap  Mid Cap  Mid Cap  Small    Small     International
               Income    Value Fund Index Fund  Cap      Cap       Growth     Stock    Growth   Cap      Cap       Equity
                 Fund                           Stock    Growth    Fund       Fund     Fund     Stock    Growth       Fund
                                                Fund     Fund                                   Fund     Fund
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Equity             P         P          P         P         P         P         P        P        P         P         P
Securities
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Common Stocks      P         P          P         P         P         P         P        P        P         P         P
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Preferred          P         P          P         P         P         P         P        P        P         P         P
Stocks
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Interests in       A         A          A         A         A         A         A        A        A         A         A
Other Limited
Liability
Companies
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Real Estate        A         A          A         A         A         A         A        A        A         A         N
Investment
Trusts
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Warrants           A         A          A         A         A         A         A        A        A         A         A
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Fixed Income       P         P          P         P         P         P         P        P        P         P         A
Securities
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Treasury           A         A          A         A         A         A         A        A        A         A         A
Securities
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Agency             A         A          A         A         A         A         A        A        A         A         A
Securities
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Corporate          A         A          A         A         A         A         A        A        A         A         A
Debt
Securities
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Commerical         A         A          A         A         A         A         A        A        A         A         A
Paper
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Demand             A         A          A         A         A         A         A        A        A         A         A
Instruments
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Mortgage           A         A          A         A         A         A         A        A        A         A         A
Backed
Securities
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Asset Backed       A         A          A         A         A         A         A        A        A         A         A
Securities
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Zero Coupon        A         A          A         A         A         A         A        A        A         A         A
Securities
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Bank               A         P          A         A         A         A         A        A        A         A         A
Instruments
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Convertible        A         P          A         A         A         A         A        A        A         A         P
Securities
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Foreign            A         P          A         A         A         A         A        A        A         A         P
Securities
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Depositary         A         A          A         P         P         P         P        P        A         A         A
Receipts
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Derivative         A         A          A         A         A         A         A        A        A         P         P
Contracts
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Futures            A         A          A         A         A         A         A        A        A         A         P
Contracts
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Options            A         A          A         A         A         A         A        A        A         A         A
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Special            A         A          A         A         A         A         A        A        A         A         A
Transactions
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Repurchase         A         A          A         A         A         A         A        A        A         A         A
Agreements
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Reverse            A         A          A         A         A         A         A        A        A         A         A
Repurchase
Agreements
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Delayed            A         A          A         A         A         A         A        A        A         A         A
Delivery
Transactions
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Securities         A         A          A         A         A         A         A        A        A         A         A
Lending
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Asset Coverage     A         A          A         A         A         A         A        A        A         A         A
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Investing in       A         P          A         A         P         A         A        A        A         A         P
Securities of
Other
Investment
Companies
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Exchange-Traded    A         A          A         A         A         A         A        A        A         A         A
Funds
-----------------------------------------------------------------------------------------------------------------------------

SECURITIES DESCRIPTIONS AND TECHNIQUES
Following are descriptions of securities and techniques that each Fund may or may not pursue, as noted in the preceding table.

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which a Fund invests.

   Common Stocks
   Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

   Preferred Stocks
   Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.


   Interests in Other Limited Liability Companies
   Entities  such  as  limited  partnerships,   limited  liability  companies,
   business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

   Real Estate Investment Trusts (REITs)
   REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

   Warrants
   Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.

   Treasury Securities
   Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

   Agency Securities
   Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

    Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

   A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

   Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

   A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

   Corporate Debt Securities
   Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

   In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

   Commercial Paper
   Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

   Demand Instruments
   Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

   Taxable Municipal Securities
   Municipal  securities  are  issued by  states,  counties,  cities and other
   political   subdivisions   and   authorities.   Although   many   municipal
   securities are exempt from federal income tax, a Fund may invest in taxable municipal securities.

   Mortgage Backed Securities
   Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

   Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month.
   Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

      Collateralized Mortgage Obligations (CMOs)
      CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

         Sequential CMOs
         In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

         PACs, TACs and Companion Classes
         More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

         IOs and POs
         CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or
         POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

         Floaters and Inverse Floaters
         Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

         Z Classes and Residual Classes
         CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

    The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities
Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Equity Funds may invest in commercial paper rated below investment grade. See "Risks Associated with Non-investment Grade Securities" herein.

The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Tax Exempt Securities
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

   General Obligation Bonds
   General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

   Special Revenue Bonds
   Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees.
   Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

      Private Activity Bonds
      Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

      The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). A Fund may invest in bonds subject to AMT.

   Tax Increment Financing Bonds
   Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

   Municipal Securities
   Municipal Securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.

   Municipal Notes
   Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

   Variable Rate Demand Instruments
   Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

   Municipal Leases
   Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

   A Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, a Fund may also invest directly in individual leases.

Foreign Securities
Foreign  securities  are  securities  of  issuers  based  outside  the  United
States. The Funds consider an issuer to be based outside the United States if:

|     it is  organized  under the laws of, or has a principal  office  located in, another country;

|     the principal  trading market for its securities is in another  country;
   or

|     it (or its  subsidiaries)  derived in its most  current  fiscal  year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

   Depositary Receipts
   Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.

   Foreign Exchange Contracts
   In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.
   Foreign Government Securities
   Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

   Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Funds may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Funds (other than the Money Market Funds) may trade in the following types of derivative contracts.

   Futures Contracts
   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

   The Funds may buy/sell financial futures contracts. Mid Cap Stock Fund and Large Cap Value Fund may also buy/sell stock index futures contracts.

   Options
   Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

   The Funds may:

|     Buy call options on portfolio  securities in anticipation of an increase in the value of the underlying asset;

|     Buy put options on portfolio  securities in  anticipation  of a decrease in the value of the underlying asset.

   Each Fund may also write call options on all or any portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

   Each Fund may also write put options on all or a portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

   When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Investment Ratings for Money Market Funds
A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Money Market Funds will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

If a security is downgraded below the minimum quality grade discussed in the Fund's investment strategy, the Adviser or Subadviser will re-evaluate the security, but will not be required to sell it.

Special Transactions

   Repurchase Agreements
   Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

   The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   Reverse Repurchase Agreements
   Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

   Delayed Delivery Transactions
   Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

      To Be Announced Securities (TBAs)
      As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

   Securities Lending
   The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

   The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

   Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

   Securities lending activities are subject to interest rate risks and credit risks.

   Asset Coverage
   In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies
The Funds may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing any uninvested cash. See "Investment Risks - Fund Expenses" on page 21 of this SAI and "Investment Limitations - Investing in Other Investment Companies" on page 24 of this SAI.

Exchange-Traded Funds

The Funds may also invest in exchange-traded funds (ETFs) in order to implement its investment strategies. The shares of most ETFs are listed and traded on stock exchanges at market prices, although some Shares may be redeemable at net asset value for cash or securities. The Funds may invest in ETFs in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs generally do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.


INVESTMENT RISKS

There are many factors which may affect an investment in the Funds. The Funds' principal risks are described in the prospectus. Additional risk factors are outlined below.

Stock Market Risks
The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Sector Risks
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Liquidity Risks
Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC  derivative   contracts   generally  carry  greater  liquidity  risk  than
exchange-traded contracts.

Risks Related to Investing for Growth
Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Investing for Value
Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Currency Risks
Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

Euro Risks
The Euro is the new single currency of the European Monetary Union (EMU). With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

Risks of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

To the extent a Fund invests in foreign securities, its share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than would otherwise be the case.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

Interest Rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Risks Associated with Noninvestment Grade Securities
The securities in which the Funds may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks Associated with Complex CMOs
CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

Tax Risks
In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Tracking Error Risk

Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Funds, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment objective of accurately correlating to an index.
Fund Expenses - Managed Allocation Funds

Mutual fund portfolios bear charges for advisory fees and operational expenses. The Managed Allocation Funds and the Underlying Funds in which they invest each bear these expenses, so investors in the Managed Allocation Funds may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

Exchange-Traded Funds

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

FUNDAMENTAL INVESTMENT OBJECTIVES AND POLICIES
==============================================================================

The International Equity Fund's investment objective is to seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

The Small Cap Growth Fund's investment objective is long-term capital appreciation.

The Small Cap Stock Fund's investment objective is to seek growth of capital.

The  Mid  Cap  Growth  Fund's   investment   objective  is  long-term  capital
appreciation.

The Mid Cap Stock Fund's investment objective is to provide total return.

The Multi Cap Growth Fund's investment objective is long-term capital appreciation.

The Large Cap Growth Fund's investment objective is to provide capital appreciation.

The Large Cap Stock Fund's investment objective is growth of principal.

The Equity Index Fund's investment objective is investment results that correspond to the performance of the Standard & Poor's 500 Index (S&P 500).

The Large Cap Value Fund's investment objective is to provide capital appreciation. Current income is a secondary, non-fundamental consideration.

The Equity Income Fund's investment objective is current income and growth of capital.

The Balanced Fund's investment objective is to provide total return.

The Managed Allocation Fund - Aggressive Growth's investment objective is to seek capital appreciation.

The Managed Allocation Fund - Moderate Growth's investment objective is to seek capital growth and, secondarily, income.

The Managed Allocation Fund - Conservative Growth's investment objective is to seek capital appreciation and income.

The Intermediate Term Bond Fund's investment objective is current income.

The Income Fund's investment objective is primarily current income and secondarily capital growth.

The Short-Term Corporate Bond Fund's investment objective is current income. The Maryland Municipal Bond Fund's investment objective is current income exempt from federal regular income tax and Maryland state and local income taxes.

Under normal circumstances, the Maryland Municipal Bond Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and income taxes imposed by the State of Maryland.

The Pennsylvania Municipal Bond Fund's investment objective is current income exempt from federal regular income tax and Pennsylvania personal income taxes.

Under normal circumstances, the Pennsylvania Municipal Bond Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income taxes imposed by the Commonwealth of Pennsylvania.

The New York Municipal Bond Fund's investment objective is to provide current income which is exempt from Federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with preservation of capital.

Under normal circumstances, the New York Municipal Bond Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income taxes imposed by the state of New York and New York municipalities.



The Virginia Municipal Bond Fund's investment objective is current income exempt from federal regular income tax and Maryland state and local income taxes.



Under normal circumstances, the Maryland Municipal Bond Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and income taxes imposed by the State of Maryland.

The U.S. Government Bond Fund's investment objective is to provide current income. Capital appreciation is a secondary, non-fundamental investment consideration.

The Short Duration Government Bond Fund's investment objective is to seek current income, with preservation of capital as a secondary objective.

The Pennsylvania Tax Free Money Market Fund's investment objective is maximizing current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and security of principal.

Under normal circumstances, Pennsylvania Tax Free Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax and Pennsylvania personal income tax.

The New York Tax Free Money Market Fund's investment objective is to seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

Under normal circumstances, New York Tax Free Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax and New York state income tax.

The Money Market Fund's investment objective is to seek current income with liquidity and stability of principal.

The Tax-Free Money Market Fund's investment objective is maximizing current income exempt from federal income tax and providing liquidity and security of principal.

Under normal circumstances, Tax Free Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax.

The U.S. Government Money Market Fund's investment objective is to seek maximum current income and provide liquidity and security of principal.

The U.S. Treasury Money Market Fund's investment objective is to seek current income with liquidity and stability of principal.

Unless otherwise stated above, all of the investment objectives and policies listed above are fundamental. The investment objectives and policies may not be changed by the Funds' Trustees without shareholder approval.

Each of the following Funds have adopted a non-fundamental investment policy to invest at least 80% of its net assets, plus borrowings for investment
purposes,   in  a  manner   consistent  with  Rule  35d-1  of  the  1940  Act:
International Equity Fund, Small Cap Growth Fund, Small Cap Stock Fund, Mid Cap Growth Fund, Mid Cap Stock Fund, Multi Cap Growth Fund, Large Cap Growth Fund, Large Cap Stock Fund, Equity Index Fund, Large Cap Value Fund, Equity Income Fund, Intermediate-Term Bond Fund, Short-Term Corporate Bond Fund, U.S. Government Bond Fund, Short Duration Government Bond Fund, Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Money Market Fund. Each such Fund will provide its shareholders with at least 60 days prior notice of any changes to such policy as required by Rule 35d-1.

INVESTMENT LIMITATIONS - U.S. TREASURY MONEY MARKET FUND, MONEY MARKET FUND, NEW YORK TAX-FREE MONEY MARKET FUND, U.S. GOVERNMENT BOND FUND, NEW YORK MUNICIPAL BOND FUND, LARGE CAP VALUE FUND, LARGE CAP GROWTH FUND AND MID CAP STOCK FUND

The Large Cap Growth Fund may, in the future, seek to achieve the Fund's investment objective by investing all of the Fund's assets in a no-load, open-end management investment company having substantially the same investment objectives as the Fund. The Fund's investment policy permits such an investment. Shareholders will receive prior written notice with respect to any such investment.

Issuing Senior Securities and Borrowing Money
Each Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

Underwriting
The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where the Funds may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate
The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Lending Cash or Securities
The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Commodities
The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Concentration of Investments
The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

Diversification - all Funds except New York Municipal Bond Fund
With respect to securities comprising 75% of the value of its total assets, the Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

Investing in Exempt-Interest Obligations
The New York Tax-Free Money Market Fund will not invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax, including AMT obligations.

The above limitations cannot be changed unless authorized by the Board of Trustees (Board) and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin
     U.S Treasury Money Market Fund, Money Market Fund and New York Tax Free Money Market Fund: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities.

     New York Municipal Bond Fund, U.S. Government Bond Fund, Large Cap Value Fund, and Large Cap Growth Fund: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     Mid-Cap Stock Fund: The Fund will not purchase on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Issuing Senior Securities and Borrowing Money
As an operating (non-fundamental) policy, the New York Tax-Free Money Market Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.

Illiquid Securities

A Fund may not purchase or acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

Dealing in Puts and Calls
The New York Tax-Free Money Market Fund will not write or purchase put or call options.

Purchasing Securities to Exercise Control
The New York Tax-Free Money Market Fund will not invest in any issuer for purposes of exercising control or management.

Borrowing Money
The New York Tax-Free Money Market Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio assets is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. The New York Tax-Free Money Market Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.

Pledging Assets

The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Other Investment Companies
The Funds may invest their assets in securities of other investment companies, including ETFs, as an efficient means of carrying out their investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Funds expect that their investments in other investment companies may include shares of money market funds, including funds affiliated with the Funds' investment advisor, and ETFs.

In applying the Funds' concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Funds' total assets in any one industry will constitute "concentration."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. Except for the Large Cap Growth Fund, none of the Funds has any present intent to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

INVESTMENT LIMITATIONS - ALL OTHER FUNDS

The following investment restrictions may be changed only by a vote of the majority of the outstanding Shares of a Fund.

All Funds except Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, New York Municipal Bond Fund and Virginia Municipal Bond Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government (and "regulated investment companies" as defined in the Code for each Fund except Small Cap Stock Fund and Short Duration Government Bond Fund), its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

2. Purchase any securities which would cause more than 25% of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government, its agencies or instrumentalities (and "regulated investment companies" as defined in the Code for each Fund except Small Cap Stock Fund and Short Duration Government Bond Fund); (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; (c) with respect to all Funds except the three Managed Allocation Funds and Small Cap Stock Fund, utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and (d) with respect to all Funds except the three Managed Allocation Funds, the International Equity Fund and the Short Duration Government Bond Fund, technology companies will be divided according to their services (for example, medical devices, biotechnology, semi-conductor, software and communications will each be considered a separate industry).



The Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, New York Municipal Bond Fund and Virginia Municipal Bond Fund will not:



1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund's total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user.

2. Make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities, except industrial development bonds, will not be deemed to constitute an industry.

In addition, all Funds will not:

1.Borrow money or issue senior securities except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder. (The 1940 Act currently permits each Fund to borrow up to one-third the value of its total assets at the time of such borrowing.)

2. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

3. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except as may be necessary to make margin payments in connection with derivative securities transactions, and except to the extent disclosed in the current prospectus or statement of additional information of such Fund;

4. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

5. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

6. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current prospectus or statement of additional information of such Fund.

The following investment restrictions may be changed without the vote of a majority of the outstanding Shares of the Funds. Each Fund may not:

1. Purchase or otherwise acquire any security if, as a result, more than 15% (10% in the case of New York Tax-Free Money Market Fund, U.S. Treasury Money Market Fund, Pennsylvania Tax-Free Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund -- collectively, the "Money Market Funds") of its net assets would be invested in securities that are illiquid.

2. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom.

3. Mortgage or hypothecate the Fund's assets in excess of one-third of such Fund's total assets.

4. The Small Cap Stock Fund, the International Equity Fund and the Money Market Funds may not engage in any short sales. Each Fund other than the Small Cap Fund, the International Equity Fund and the Managed Allocation Funds may not engage in short sales of any securities at any time if, immediately after and as a result of the short sale, the market value of securities sold short by such Fund would exceed 25% of the value of that Fund's total assets.



In applying the concentration restriction for Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, New York Municipal Bond Fund and Virginia Municipal Bond Fund, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry. In addition, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.



If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value
(NAV) or other external events cause a Fund's investments in illiquid securities to exceed the limit set forth in this Statement of Additional Information for its investment in illiquid securities, such Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, no Fund would be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.

The Underlying Funds in which the Managed Allocation Funds may invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby allowing a Managed Allocation Fund to participate in certain investment strategies indirectly that may be prohibited under the fundamental and non-fundamental investment restrictions and policies listed above. In addition, because the Managed Allocation Funds rely on Section 12(d)(1)(G) of the 1940 Act to invest in the Underlying Funds, each of the Underlying Funds are not permitted to acquire securities of certain other investment companies in reliance upon the provisions of Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

REGULATORY COMPLIANCE
The Money Market Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this statement of additional information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Money Market Funds will comply with the various requirements of Rule 2a-7 (the
Rule), which regulates money market mutual funds. The Money Market Funds will determine the effective maturity of their investments according to the Rule. The Money Market Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.

PORTFOLIO TURNOVER
The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The Securities and Exchange Commission (SEC) requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

The portfolio turnover rate for a Fund may vary greatly from year to year, and may also be affected by cash management requirements for share redemptions. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a Fund and may result in tax consequences to shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

For the fiscal years ended April 30, 2005 and 2004, the portfolio turnover rates for each of the following Funds were as follows:


Fund                                                              2005      2004
----                                                                        ----

International Equity Fund.........................................59%       53%
Small Cap Growth Fund+............................................443%     256%
Small Cap Stock Fund............................................   90%      55%

Mid Cap Growth Fund*+............................................. 52%      99%

Mid Cap Stock Fund+.............................................. 210%      99%

Multi Cap Growth Fund+........................................... 264%     186%
Large Cap Growth Fund+........................................... 130%      68%

Large Cap Stock Fund*.............................................  39%     84%
Equity Index Fund.................................................  52%     76%
Large Cap Value Fund+...........................................  126%      27%

Equity Income Fund+..............................................  148%     30%

Balanced Fund.....................................................  41%     66%
Managed Allocation Fund - Aggressive Growth...................... 114%       5%

Managed Allocation Fund - Moderate Growth .....................    98%      15%

Managed Allocation Fund - Conservative Growth ....................   61%    14%

Intermediate-Term Bond Fund*+...................................  197%     154%
Income Fund*+....................................................    86%   177%

Short-Term Corporate Bond Fund*+...............................   97%       99%

Maryland Municipal Bond Fund...................................... 13%      17%
Pennsylvania Municipal Bond Fund...............................   27%       11%

New York Municipal Bond Fund......................................   41%    40%
Virginia Municipal Bond Fund++ ...............................    12%       14%
Short Duration Government Bond Fund**+............................   83%   125%

U.S. Government Bond Fund +....................................   106%      64%

+ These Funds have higher portfolio turnover rates and therefore may incur higher brokerage and transaction expenses, which may adversely impact performance.

++ For the Virginia Municipal Bond Fund, portfolio turnover rate is as of October 31.

*The variation in each Fund's portfolio turnover rate from 2005 to 2004 was due to the Funds' investment policies which by nature are conducive to either higher or lower portfolio turnover when appropriate under market conditions.

**The portfolio turnover rate for the Short Duration Government Bond Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to the Short Duration Government Bond Fund and may result in additional tax consequences to the Fund's shareholders.



DETERMINING MARKET VALUE OF SECURITIES

MONEY MARKET FUNDS
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

A Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule promulgated by the SEC under the 1940 Act. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the NAV per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

INCOME, BALANCED AND EQUITY FUNDS
Market values of the Income, Balanced and Equity Funds' portfolio securities are determined as follows:

|     for equity  securities,  according  to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

|     in the absence of recorded  sales for equity  securities,  according  to the mean between the last closing bid and asked prices;

|     futures  contracts  and options are  generally  valued at market  values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

|     for fixed  income  securities,  according  to the mean  between  bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

|     for all other  securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m. Eastern time, on the day the value of the foreign security is determined. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds' Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

Each Equity, Balanced, Managed Allocation and Income Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW ARE THE FUNDS SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Edgewood Services, Inc.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional, and makes this available for marketing and sales-related activities and expenses, including those of the Advisor and its affiliates.


ADVANCE COMMISSIONS
When an investment professional's customer purchases Shares, the investment professional may receive an advance commission as follows:


Class A Shares (for purchases over $1 million)

Stock, Balanced and Managed Allocation Funds (except for Equity Index Fund, Mid Cap Stock Fund and Small Cap Stock Fund)

\
                              Advance Commission
                              as a Percentage of
Purchase Amount                Public Offering
                                    Price
$1 million -                        1.00%
$2,999,999.99
$3 million up to                    0.50%
$4,999,999.99
Over $5 million                     0.25%

------------------------------------------------------------------------------

Bond Funds

                              Advance Commission
                              as a Percentage of
Purchase Amount                Public Offering
                                    Price
$1 million -                        0.75%
$2,999,999.99
$3 million up to                    0.50%
$4,999,999.99
Over $5 million                     0.25%

------------------------------------------------------------------------------

Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.


RULE 12B-1 PLAN


As a compensation-type plan, the Rule 12b-1 Plan is designed to pay a financial intermediary (including the Distributor, the Advisor and their affiliates) for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Distribution Plan, the Distributor or the Funds may enter into agreements with brokers and dealers relating to distribution and/or marketing services with respect to the Class A, Class B and Class C Shares of the Funds. The Distributor or the Funds may also enter into Rule 12b-1 related agreements with administrators (including financial intermediaries, fiduciaries, custodians for public funds, and investment advisers) to provide distribution related and other services with respect to the Class A, Class B and Class C Shares. The Rule 12b-1 Plan is expected to benefit a Fund in a number of ways. For example, it is anticipated that the Plan will help a Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

In addition, the Plan is integral to the multiple class structure of the Funds, which promotes the sale of Shares by providing a range of options to investors. The Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

A Fund may compensate a financial intermediary more or less than its actual marketing and administrative expenses. In no event will a Fund pay for any expenses of a financial intermediary that exceed the maximum Rule 12b-1 Plan fee of 0.25% of the Funds' average daily net assets.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the financial intermediary has incurred. Therefore, it may take the financial intermediary a number of years to recoup these expenses.

The Distributor, the Advisor and their affiliates may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have provided the funds to make advance commission payments to financial intermediaries.

Class C Shares

In most cases, investment professionals that sell Class C Shares are entitled to receive a 0.75% 12b-1 fee on assets in the 13th month after the sale.

SHAREHOLDER SERVICES
The Funds may pay financial intermediaries, including the Distributor, the Advisor and their affiliates for providing shareholder services and maintaining shareholder accounts. The financial intermediary may select others to perform these services for their customers and may pay them fees.

Class B Shares

In most cases, investment professionals that sell Class B Shares are entitled to receive a 0.25% shareholders services fee on assets in the 13th month after the sale.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
In addition to the Rule 12b-1 and/or shareholder services fees that a Fund pays to financial intermediaries, the Distributor, its affiliate Federated Services Company, and the Advisor and its affiliates may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries. While NASD regulations limit the sales charges that you may bear as a Fund shareholder, there are no limits with regard to the amounts that the Distributor, the Advisor and their affiliates may pay out of their own resources. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor and their affiliates for any service the financial intermediary provides.

The following examples illustrate the types of instances in which the Distributor, the Advisor and their affiliates may make additional payments to financial intermediary.

SUPPLEMENTAL PAYMENTS
Financial   intermediaries  may  be  paid  fees  out  of  the  assets  of  the
Distributor, its affiliate Federated Services Company, and the Advisor and its affiliates (but not out of Fund assets).

Financial intermediaries may receive fees for providing distribution-related, recordkeeping or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, financial intermediaries may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about a Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the financial intermediary sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial intermediary.


Processing Support Payments
The Distributor, the Advisor and their affiliates may make payments to financial intermediaries that sell Fund Shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that they may make under this category include: payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediaries' mutual fund trading system.


Retirement Plan Program Servicing Payments
The Distributor, the Advisor and their affiliates may make payments to certain financial intermediaries who sell Fund Shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.


Other Benefits to Financial Intermediaries
From time to time, the Distributor, the Advisor and their affiliates, at their expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor, the Advisor and their affiliates to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor, the Advisor and their affiliates also may hold or sponsor, at their expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor, the Advisor and their affiliates also may provide, at their expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

EXCHANGING SECURITIES FOR SHARES
You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements.
The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary,
agency,   custodial,   or  similar   capacity   may  charge  or  pass  through
subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, each Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As  of  August  1,  2005,   the  following   shareholders   owned  of  record,
beneficially, or both, 5% or more of the outstanding shares:

U.S. Treasury Money Market Fund (Class A Shares) - National Financial Services Co., New York, NY (19.45%); Manufacturers & Traders, Buffalo, NY (14.44%); Crouse Health Hospital Inc., Syracuse, NY (7.96%); and Altoona Hospital, Altoona, PA (5.86%).

U.S. Government Money Market Fund (Class A Shares) - National Financial Services Co., New York, NY (51.55%); and Manufacturers & Traders, Buffalo, NY (47.91%).

Tax Free Money Market Fund (Class A Shares) - National Financial Services Corp., New York, NY (99.91%).

Money Market Fund (Class A Shares) - National Financial Services Co., New York, NY (34.01%).

Money Market Fund (Class B Shares) - NFS LLC, York, PA (33.25%); NFS LLC, Ft. Washington, MD (25.56%); State Street Bank & Trust, Lineboro, MD (14.78%); and Pershing LLC, Jersey City, NJ (5.47%).

New York Tax Free Money Market Fund (Class A Shares) - National Financial Services Co., New York, NY (32.64%); Manufactures & Traders Trust Co., Buffalo, NY (13.01%); Frank J. McGuire, Buffalo, NY (7.24%); and PFPC Wrap Services, King of Prussia, PA (6.73%).

Pennsylvania Tax Free Money Market Fund (Class A Shares) - National Financial Services Co., New York, NY (100.00%).

Short Duration Government Bond Fund (Class A Shares) - NFS LLC, Gaithersburg, MD (5.85%); NFS LLC, Severna Park, MD (5.58%); and NFS LLC, Buckeystown, MD (5.47%).

Short Duration Government Bond Fund (Class B Shares) - NFS LLC, Weatherly, PA (42.03%); Marion Vieten, Weatherly, PA (39,96%); and NFS LLC, Clarksville, MD (16.37%).

Short Term Corporate Bond Fund (Class A Shares) - Nationwide Trust Company, Columbus, OH (60.19%); NFS LLC, Shavertown, PA (7.75%); and State Street Bank and Trust Company, Red Hook, NY (7.11%).

Short Term Corporate Bond Fund (Class B Shares) - Daniel F. Graesser, Getzville, NY (26.11%); State Street Bank & Trust, Danville, PA (22.80%); NFS LLC, Baltimore, MD (15.21%); Emma F. Hale, Rochester, NY (10.06%); NFS LLC, Annapolis, MD (9.73%); and State Street Bank and Trust, Liverpool, NY (7.29%).

U.S. Government Bond Fund (Class A Shares) - PFPC Wrap Services, King of Prussia, PA (71.91%).

U.S. Government Bond Fund (Class B Shares) - Irma K. Lauffer, Buffalo, NY (23.35%); Jane Kropwinicki, Syracuse, NY (18.58%); Diane R. Masloski, Ossining, NY (12.16%); Doris M. Frasher, N. Tonawanda, NY (9.74%); State Street Bank & Trust, Hummelstown, PA (8.48%); State Street Bank & Trust, Hummelstown, PA (7.80%); and State Street Bank and Trust Company, Harrisburg, PA (7.42%).

New York Municipal Bond Fund (Class A Shares) - PFPC Wrap Services, King of Prussia, PA (18.57%).

New York Municipal Bond Fund (Class B Shares) - Riva Haber, Monsey, NY (19.94%); Marcus Bernard, Oceanside, NY (8.92%); Alma Harris Gary, Brooklyn, NY (8.36%); Eugene Bernacki, Williamsville, NY (7.24%); and Margaret M. Shalloe, Orchard Park, NY (5.07%).

Pennsylvania  Municipal  Bond Fund  (Class A Shares) - NFS LLC,  Cressona,  PA
(6.96%).

Pennsylvania Municipal Bond Fund (Class B Shares) - Merrill Lynch Pierce Fenner & Smith Inc., Jacksonville, FL (37.14%); Martha B. Kohl, Harrisburg, PA (8.87%); Daniel B. Jenakovich, Middletown, PA (5.86%); Marion Vieten, Weatherly, PA (5.66%); and Sarah J. Umlauf, Ashland, PA (5.27%).

Maryland  Municipal  Bond  Fund  (Class A Shares) - NFS LLC,  Ocean  City,  MD
(5.95%).

Maryland Municipal Bond Fund (Class B Shares) - NFS LLC, Annapolis, MD (10.75%); NFS LLC, Baltimore, MD (5.08%); NFS LLC, Preston, MD (5.04%); and NFS LLC, Pocomoke City, MD (5.02%).



Virginia Municipal Bond Fund (Class A Shares)- Charles Schwab & Co., Inc., San Francisco, CA, (17.49%)*;



Intermdiate-Term Bond Fund (Class A Shares) - Kristen R. Ward, Hollidaysburg, PA (7.94%); and NFS LLC, Pawling, NY (5.48%).

Intermediate-Term Bond Fund (Class B Shares) - Marion Vieten, Weatherly, PA (39.90%); State Street Bank and Trust, Lansford, PA (27.63%); State Street Bank and Trust, Lansford, PA (15.30%); State Street Bank and Trust Co., Ellicotville, NY (6.42%); and Hastings Gorski American Legion, Williamstown, NY (5.59%).

Income Fund (Class A Shares) - Subramonian Shankar, Norcross, GA (5.78%).

Equity Income Fund (Class B Shares) - NFS LLC, Rhinebeck, NY (22.81%); and NFS LLC, Peckville, PA (16.17%).

Large Cap Value Fund (Class A Shares) - PFPC Wrap Services, King of Prussia, PA (82.06%).

Equity Index Fund (Class A Shares) - NFS LLC, New York, NY (7.32%).

Equity Index Fund (Class B Shares) - NFS LLC, Rhinebeck, NY (10.01%); NFS LLC, Mechanicsville, MD (5.87%); and Barbara Umlauf, Ashland, PA (5.01%).

Large Cap Growth Fund (Class A Shares) - NFS LLC, Middletown, NY (38.08%).

Large Cap Growth Fund (Class B Shares) - Teamsters Local #264, Cheektowaga, NY (6.58%).

Mid Cap Stock Fund (Class A Shares) - PFPC Wrap Services, King of Prussia, PA (46.25%).

Mid Cap Stock Fund (Class B Shares) - Teamsters Local #264, Cheektowaga, NY (6.57%).

Mid Cap Growth  Fund (Class A Shares) -  Nationwide  Trust Co.,  Columbus,  OH
(8.75%).

Mid Cap Growth Fund (Class B Shares) - NFS LLC, Bel Air, MD (10.34%); NFS LLC, Allentown, PA (6.40%); and NFS LLC, Lebanon, PA (5.28%).

Small Cap Stock Fund (Class A Shares) - Bank of New York, New York, NY (6.28%); First Union National Bank, Charlotte, NC (5.37%); and SEI Private Trust Co., Oaks, PA (5.10%).

Small  Cap  Growth  Fund  (Class  C  Shares)  -  Ferris,  Baker  Watts,  Inc.,
Baltimore, MD (9.12%); Merrill Lynch Pierce Fenner & Smith Inc., Jacksonville, FL (7.76%); Citigroup Global Markets Inc., New York, NY (6.08%); and Citigroup Global Markets Inc., New York, NY (5.26%).

International Equity Fund (Class A Shares) - Subramonian Shankar, Norcross, GA (5.68%).

International Equity Fund (Class B Shares) - Citibank, NA, Mahopac, NY (6.07%); NFS LLC, Elysburg, PA (5.78%); NFS LLC, Rochester, NY (5.69%); and Nadezda Rizun, Tonawanda, NY (5.30%).

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Manufacturers & Traders, Co., is organized in the state of New York and is a subsidiary of M&T Bank; organized in the state of New York.

PFPC Wrap Services is organized in the state of Delaware and is a subsidiary of PNC Financial Services Group, Inc.; organized in the state of Pennsylvania.

National Financial Services Co. is organized in the state of Massachusetts and is a subsidiary of FMR Corp., which is organized in the state of Massachusetts.

Nationwide Trust Company is a subsidiary of Nationwide Financial Services, incorporated in the state of Delaware. The ultimate parent is Nationwide Mutual Insurance Company, incorporated in the state of Ohio.

Merrill Lynch Pierce Fenner and Smith (Jacksonville, FL) is a private branch of the ultimate parent, Merrill Lynch & Co., Inc., which is incorporated in the state of Delaware.

State Street Bank and Trust Company is a subsidiary of State Street Corporation, which is incorporated in the state of Massachusetts.



*  The information for the Virginia Municipal Bond Fund is as of January 31,
2006.



TAX INFORMATION


FEDERAL INCOME TAX
Each Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS
If a Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.



TAX-FREE PORTFOLIOS: TAX-FREE MONEY MARKET FUND, PENNSYLVANIA TAX FREE MONEY MARKET FUND, NEW YORK TAX-FREE MONEY MARKET FUND, MARYLAND MUNICIPAL BOND FUND, NEW YORK MUNICIPAL BOND FUND, PENNSYLVANIA MUNICIPAL BOND FUND AND VIRGINIA MUNICIPAL BOND FUND



If a Tax-Free Portfolio satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code, it may pay "exempt-interest dividends" to its shareholders; each Tax-Free Portfolio intends to continue to satisfy this requirement. Those dividends constitute the portion of its aggregate dividends (excluding capital gain distributions) equal to the excess of its excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for Federal income tax purposes, although the amount of those dividends must be reported on the recipient's Federal income tax return. Shareholders' treatment of dividends from a Tax-Free Portfolio under state and local income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax advisors concerning this matter.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Tax-Free Portfolio is not deductible for federal income tax purposes. Under IRS rules for determining when borrowed funds are used for purchasing or carrying particular assets, Tax-Free Portfolio shares may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity obligations ("PABs") should consult their tax advisors before purchasing shares of a Tax-Free Portfolio because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, "substantial user" is defined to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of PABs. Interest on certain PABs (which the Tax-Free Portfolios expect to purchase) is treated as a Tax Preference Item, although it remains fully tax-exempt for regular Federal income tax purposes; a portion (not expected to exceed 20%) of each Tax-Free Portfolio's exempt-interest dividends thus may constitute a Tax Preference Item. Interest on all tax-exempt obligations is included in "adjusted current earnings" of corporations for purposes of the AMT.

If shares of a Tax-Free Portfolio are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any loss not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon.

If a Tax-Free Portfolio invests in instruments that generate taxable interest income, under the circumstances described in the prospectuses and in the discussion of municipal market discount bonds below, the portion of any dividend of that Portfolio attributable to the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, and only the remaining portion will qualify as an exempt-interest dividend. The exempt-interest dividend portion is determined by the ratio of (1) the net tax-exempt income a Portfolio realizes for the entire year to (2) the aggregate amount of distributions for the year and thus is an annual average, rather than a day-to-day determination. Moreover, if a Tax-Free Portfolio realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders.

A Tax-Free Portfolio may invest in municipal bonds that are purchased, generally not on their original issue, with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, a price less than the amount of the issue price plus accrued original issue discount) ("municipal market discount bonds"). If a bond's market discount is less that the product of
(1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the Tax-Free Portfolio acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by a Tax-Free Portfolio after April 30, 1993 (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period between the dates of acquisition and maturity. In lieu of treating the disposition gain as above, a Tax-Free Portfolio may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as a Tax-Free Portfolio) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from Tax-Free Portfolio still would be tax-exempt to the extent described above; they would only be included in the calculation of whether a recipient's income exceeded the established amounts. Receipt of tax-exempt income may result in collateral tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, certain foreign corporations doing business in the United States, certain S corporations with excess passive income and individuals otherwise eligible for the earned income credit. Prospective purchasers of Portfolio shares should consult their own tax advisors as to the applicability of any such collateral consequences.

Shares of a Tax-Free Portfolio would not be suitable for tax-exempt institutions and for tax-exempt retirement plans qualified under section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt.

NEW YORK TAXES
Under existing New York laws, shareholders of the NY Municipal Income Fund and NY Tax-Free Money Market Fund will not be subject to New York State or
New York City personal income taxes on dividends to the extent that such dividends qualify as "exempt interest dividends" under the Internal Revenue Code of 1986 and represent interest income attributable to obligations of the State of New York and its political subdivisions, as well as certain other obligations, the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of Puerto Rico. To the extent that distributions are derived from other income, such distributions will be subject to New York State or New York City personal income tax.

The NY Municipal Income Fund and NY Tax-Free Money Market Fund cannot predict in advance the exact portion of their dividends that will be exempt from New York State and New York City personal income taxes. However, the Funds will report to shareholders at least annually what percentage of the dividends they actually paid is exempt from such taxes.

Dividends paid by the NY Municipal Income Fund and NY Tax-Free Money Market Fund are exempt from the New York City unincorporated business tax to the same extent that they are exempt from the New York City personal income tax.

Dividends paid by the Fund are not excluded from net income in determining New York State or New York City franchise taxes on corporations or financial institutions.

Income from the NY Municipal Income Fund and NY Tax-Free Money Market Fund is not necessarily free from taxes in states other than New York. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

Dividends paid by the NY Municipal Income Fund and NY Tax-Free Money Market Fund that are attributable to the net interest earned on some temporary and any realized net short-term capital gains are taxed as ordinary income.

PENNSYLVANIA TAXES
The Pennsylvania Municipal Bond Fund and Pennsylvania Tax-Free Money Market Fund intend to invest all, or substantially all, of its assets in debt obligations the interest on which is exempt for federal income tax purposes. In order for the Funds to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Funds' assets at the close of each quarter of the Funds' taxable year must consist of exempt-interest obligations.

MARYLAND TAXES
To the extent that dividends paid by the Funds qualify as exempt-interest dividends of a regulated investment company, the portion of the exempt-interest dividends that represents interest received by the Funds (a) on obligations of Maryland or its political subdivisions and authorities, (b) on obligations of the United States, or (c) obligations of certain authorities, commissions, instrumentalities, possessions or territories of the United States, will be exempt from Maryland state and local income taxes when allocated or distributed to a shareholder of the Funds. In addition, gains realized by the Funds from the sale or exchange of a bond issued by Maryland or a political subdivision of Maryland, will not be subject to Maryland state and local income taxes.

To the extent that distributions of the Funds are attributable to sources other than those described in the preceding paragraph, such as, for example, interest received by the Funds on obligations issued by states other than Maryland or capital gains realized on obligations issued by U.S. territories and possessions and from states other than Maryland, and income earned on repurchase agreements, such distributions will be subject to Maryland state and local income taxes. Income earned on certain private activity bonds (other than obligations of the State of Maryland or a political subdivision or authority thereof) which the Funds might hold will constitute a Maryland tax preference for individual shareholders. In addition, capital gains realized by a shareholder upon a redemption or exchange of portfolio shares will be subject to Maryland state and local income taxes.


VIRGINIA TAXES
Under existing Virginia laws, distributions made by the Fund will not be subject to Virginia income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent: (i) interest or gain from obligations issued by or on behalf of the Commonwealth of Virginia or any political subdivision thereof; or (ii) interest or gain from obligations issued by a territory or possession of the United States or any political subdivision thereof which federal law exempts from state income taxes. Conversely, to the extent that distributions made by the Fund are attributable to other types of obligations, such distributions will be subject to Virginia income taxes.


WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Each Board member oversees all portfolios of the Trust and serves for an indefinite term. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years, other directorships held, and total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is composed of 36 funds and is the only investment company in the Fund Complex.



INTERESTED TRUSTEE BACKGROUND AND COMPENSATION




--------------------------------------------------------------------------------------------------
          Name
         Address                                                             --------------------
-------------------------  ----------------------------------------------           Total
       Birth date                                                                Compensation
   Position With Trust     Principal Occupations for Past Five Years and             From
   Date Service Began                 Other Directorships Held                      Trust
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Mark J. Czarnecki+         Principal Occupations: Executive Vice                      $0
-------------------------  President, Manufacturers and Traders Trust
Manufacturers and          Company ("M&T Bank"), division head for M&T
Traders Trust Company      Bank's investment group.
One M&T Plaza
Buffalo, NY 14203          Other Directorships Held:  None
Birthdate:  November 3,
1955

Trustee

Began serving: August
2000

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

+ Mark J. Czarnecki is "interested" due to positions he holds with M&T Bank, the parent of the Funds' advisor.





INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION




--------------------------------------------------------------------------------------------------
          Name
         Address                                                             --------------------
-------------------------  ----------------------------------------------           Total
       Birth date                                                                Compensation
   Position With Trust     Principal Occupations for Past Five Years and             From
   Date Service Began                 Other Directorships Held                      Trust
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Joseph J. Castiglia        Principal Occupations: Chairman of the                  $53,000
-------------------------  Board,  HealthNow Systems, Inc. and HealthNow
Roycroft Campus            New York, Inc. (health care company) ; and
21 South Grove Street,     former President, Chief Executive Officer and
Suite 291                  Vice Chairman, Pratt & Lambert United, Inc.
East Aurora, NY 14052      (manufacturer of paints and chemical
Birth date: July 20, 1934  specialties).

Chairman and Trustee       Other Directorships Held: The Energy East
                           Corp.
Began serving: February
1988

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
John S. Cramer             Principal Occupations: Senior Consultant,               $53,000
4216 Jonathan Lane         Yaffe & Co., Inc., (health care company)
Harrisburg, PA 17110       since February 2006.
Birth date: February 22,
1942
                           Other Directorships Held: Highmark Blue Cross
Trustee                    Blue Shield, Check-Med Corporation.

Began serving: December    Previous Position:  President Emeritus,
2000                       Pinnacle Health Systems (health care).

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------


Daniel R. Gernatt, Jr.     Principal Occupations: President and CFO,               $43,000
Richardson & Taylor        Gernatt Asphalt Products, Inc.; President,
Hollow Roads               Dan Gernatt Gravel Products, Inc.; President,
Collins, NY                Country Side Sand & Gravel, Inc.
Birth  date: July 14,
1940                       Other Directorships Held: None

Trustee

Began serving: February
1988

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
William H. Cowie, Jr.      Principal Occupations: Retired                          $45,000
1408 Ruxton Road
Baltimore, MD              Other Directorships Held: None
Birth date: January 24,
1931                       Previous Position:  Vice Chairman of Signet
                           Banking Corp., since 1991.
Trustee

Began serving: September
2003

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Richard B. Seidel          Principal Occupations: Chairman and Director            $53,000
770 Hodges Lane            (since 1995) of Girard Partners, a registered
Strafford, PA              broker-dealer
Birth date: April 20,
1941                       Other Directorships Held: None

Trustee

Began serving: September
2003

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Dr. Marguerite D.          Principal Occupations: Chairman, Federal                $23,000
Hambleton*                 Reserve (Buffalo Branch); Board Member,
62 LaNoche Court           Western New York Public Broadcasting;
Buffalo, NY                Trustee, Canisius College; Retired President
Birth date: February 19,   and CEO of AAA Western and Central New York.
1943
                           Other Directorships Held: None
Trustee

Began serving: September
2005

--------------------------------------------------------------------------------------------------

*Dr. Hambleton became a trustee on September 1, 2005, and therefore did not earn any compensation during the Trust's fiscal year ended April 30, 2005.

OFFICERS


--------------------------------------------------------------------------------------------------

-------------------------                                                    --------------------
                           ----------------------------------------------
          Name                                                                      Total
         Address                                                                 Compensation
       Birth date        --                                                          From
   Position With Trust     Principal Occupations for Past Five Years and            Trust*
                                         Previous Positions
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Charles L. Davis           Principal Occupations: Vice President,                     $0
-------------------------  Managing Director of Mutual Fund Services,
Federated Investors Tower  Federated Services Company; and President,
Pittsburgh, PA             Edgewood Services, Inc.
Birth Date:  March 23,
1960                       Previous Positions: President, Federated
                           Clearing Services; and Director, Business
Chief Executive Officer    Development Mutual Fund Services, Federated
                           Services Company.
Began serving: December
2002
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Carl W. Jordan             Principal Occupations:  Senior Vice                        $0
One M&T Plaza              President, M&T Bank, 2001-Present;
Buffalo, NY                Administrative Vice President, M&T Bank,
Birth date: January 2,     1995-2001.
1955

President

Began serving: May 2001

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Kenneth G. Thompson        Principal Occupations: Administrative Vice                 $0
100 East Pratt Street      President, M&T Bank, 2002-Present; Vice
Baltimore, MD              President, M&T Bank, 1999-2002; Regional
Birth date: September 4,   Sales Manager, M&T Securities, Inc.,
1964                       1995-1999.

Vice President

Began serving: May 2001

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Philip R. Carbone          Principal Occupations: Vice President,                     $0
100 East Pratt Street,     Director of Distribution for Proprietary
15th floor                 Products, M&T Securities, since 2003;
Baltimore, MD              Manager, Vision Shareholder Services and
Birth date: July 27, 1954  Discount Brokerage, 1998-2002.

Vice President             Previous Positions: Regional Sales Manager,
                           M&T Securities, Inc., 1995-1998.
Began serving: September
2003

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Scot A. Millen             Principal Occupations: Vice President,                     $0
100 East Pratt Street,     Product Manager, M&T Securities, since 2002;
15th floor                 Executive Associate, M&T Investment Group,
Baltimore, MD              2001-2002; Summer Associate, M&T Investment
Birth date: February 22,   Group, 2000.
1969

Vice President

Began serving: September
2003

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Judy Mackin                Principal Occupations: Vice President, Mutual              $0
Federated Investors Tower  Fund Services Division, Federated Services
Pittsburgh, PA             Company.
Birth date: May 30, 1960

Vice President and
Assistant Treasurer

Began serving: March 2005
--------------------------------------------------------------------------------------------------
Richard N. Paddock        Principal Occupations:  Principal Financial Officer
Federated Investors Tower of MTB Group of Funds; Vice President, Federated
Pittsburgh, PA            Administrative Services.
Birth Date: October 25,
1963

Treasurer
Began serving: January
2006

Principal Occupations:
Principal Financial
Officer and Treasurer of
the Federated Fund
Complex; Senior Vice
President, Federated
Administrative Services;
Financial and
Operations Principal for
Federated Securities
Corp., Edgewood
Services, Inc. and
Southpointe Distribution
Services, Inc.; Senior
Vice President and
Controller of Federated
Investors, Inc.

Previous Positions: Vice
President, Finance of
Federated Services
Company; held various
financial management
positions within The
Mercy Hospital of
Pittsburgh; Auditor,
Arthur Anderson & Co.
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Thomas R. Rus              Principal Occupations: Chief Compliance                    $0
100 East Pratt Street,     Officer, MTB Group of Funds, MTB Investment
17th Floor                 Advisor, Inc. and Zirkin-Cutler Investments,
Baltimore, MD              Inc.
Birth Date: October 11,
1959                       Previous Positions: Vice President and
                           Associate Counsel, M&T Bank 2003-2004; Vice
Chief Compliance Officer   President and Ttrust Counsel, Allfirst
                           Financial, Inc. 1995-2003.
Began serving: September
2004
----------------------------                                             -------------------------
--------------------------------------------------------------------------------------------------
Steven Friedman            Principal Occupations:  Anti- Money                        $0
Federated Investors        Laundering Compliance Officer of the Fund.
Tower
Pittsburgh, PA             Previous Positions:  Senior Vice President,
Birth Date: May 12, 1950   Parkvale Bank.

AML Compliance Officer
Began Serving: December
2005
----------------------------                                             -------------------------
--------------------------------------------------------------------------------------------------


C. Grant Anderson          Principal Occupations: Counsel, Reed Smith,                $0
Federated Investors Tower  LLP (since October 2002)
Pittsburgh, PA
Birth date: November 6,
1940                       Previous Positions Corporate Counsel,
                           Federated Investors, Inc.; Vice President,
Secretary                  Federated Services Company.

Began serving: December
2000
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Victor R. Siclari          Principal Occupations: Partner, Reed Smith,                $0
Federated Investors Tower  LLP (since October 2002)
Pittsburgh, PA
Birth date: November 17,
1961                       Previous Positions Senior Corporate Counsel
                           and Vice President,  Federated Services
Assistant Secretary        Company (prior to October 2002).

Began serving: May 2000;
Secretary from August
11, 1995 to May 11,
2000; Assistant
Secretary from May 11,
2000 to present
--------------------------------------------------------------------------------------------------
*  Officers do not receive any compensation from the Funds.



COMMITTEES OF THE BOARD

   Board            Committee                    Committee Functions               Meetings Held
 Committee  ---      Members      ------------------------------------------------- During Last
------------   -------------------                                                  Fiscal Year


-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
 Executive     Mark J. Czarnecki      In between the meetings of the full                0
               -------------------    Board, the Executive Committee generally
               Daniel R. Gernatt,     may exercise all the powers of the full
               Jr.                    Board in the management and direction of
               Richard B. Seidel      the business and conduct of the affairs
                                      of the Trust in such manner as the
                                      Executive Committee shall deem to be in
                                      the best interests of the Trust.
                                      However, the Executive Committee cannot
                                      elect or remove Board members, increase
                                      or decrease the number of Trustees,
                                      elect or remove any Officer, declare
                                      dividends, issue shares or recommend to
                                      shareholders any action requiring
                                      shareholder approval.
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
   Audit       Joseph J. Castiglia    The purposes of the Audit Committee are          Four
               William H. Cowie,      to oversee the accounting and financial
               Jr.                    reporting process of the Funds, the
               John S. Cramer         Funds' internal control over financial
               Richard B. Seidel      reporting, and the quality, integrity
                                      and independent audit of the Funds'
                                      financial statements. The Committee also
                                      oversees or assists the Board with the
                                      oversight of compliance with legal
                                      requirements relating to those matters,
                                      approves the engagement and reviews the
                                      qualifications, independence and
                                      performance of the Funds' independent
                                      registered public accountants, acts as a
                                      liaison between the independent
                                      registered public accountants and the
                                      Board and reviews the Funds' internal
                                      audit function.
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Nominating*    Joseph J. Castiglia    The Nominating Committee, whose members           One
               John S. Cramer         consist of all independent Trustees,
               Daniel R. Gernatt,     selects and nominates persons for
               Jr.                    election to the Funds' Board when
               William H. Cowie,      vacancies occur. The Committee will
               Jr.                    consider candidates recommended by
               Richard B. Seidel      shareholders, Independent Trustees,
                                      officers or employees of any of the
                                      Funds' agents or service providers and
                                      counsel to the Funds. Any shareholder
                                      who desires to have an individual
                                      considered for nomination by the
                                      Committee must submit a recommendation
                                      in writing to the Secretary of the
                                      Funds, at the Funds' address appearing
                                      on the back cover of this Statement of
                                      Additional Information. The
                                      recommendation should include the name
                                      and address of both the shareholder and
                                      the candidate and detailed information
                                      concerning the candidate's
                                      qualifications and experience. In
                                      identifying and evaluating candidates
                                      for consideration, the Committee shall
                                      consider such factors as it deems
                                      appropriate. Those factors will
                                      ordinarily include: integrity,
                                      intelligence, collegiality, judgment,
                                      diversity, skill, business and other
                                      experience, qualification as an
                                      "Independent Trustee," the existence of
                                      material relationships which may create
                                      the appearance of a lack of
                                      independence, financial or accounting
                                      knowledge and experience, and dedication
                                      and willingness to devote the time and
                                      attention necessary to fulfill Board
                                      responsibilities.
*created effective June 23, 2004


BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE TRUST
AS OF DECEMBER 31, 2004


--------------------------------------------------------------------
      Interested        Dollar Range of          Aggregate
  Board Member Name      Shares Owned         Dollar Range of
----------------------    in Fund[s]          Shares Owned in
                      -------------------        the Trust

--------------------------------------------------------------------
--------------------------------------------------------------------
Mark J. Czarnecki                              Over $100,000
--------------------------------------------------------------------
--------------------------------------------------------------------
     MTB Mid Cap          $1-$10,000
Stock Fund
--------------------------------------------------------------------
--------------------------------------------------------------------
     MTB New York
Tax-Free              -------------------
----------------------   Over $100,000
     Money Market Fund
--------------------------------------------------------------------
--------------------------------------------------------------------
     MTB Money Market    Over $100,000
Fund
--------------------------------------------------------------------
--------------------------------------------------------------------

----------------------



--------------------------------------------------------------------
--------------------------------------------------------------------
Independent             Dollar Range of          Aggregate
Board Member Name        Shares Owned         Dollar Range of
----------------------    in Fund[s]          Shares Owned in
                      -------------------        the Trust

--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
Joseph J. Castiglia                            Over $100,000
--------------------------------------------------------------------
--------------------------------------------------------------------
     MTB Money Market     $1-$10,000
Fund
--------------------------------------------------------------------
--------------------------------------------------------------------
     MTB Small Cap       Over $100,000
Stock Fund
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
John S. Cramer                                   $1-$10,000
--------------------------------------------------------------------
--------------------------------------------------------------------
      MTB Managed         $1-$10,000
Allocation
----------------------
         Fund -
Moderate Growth
--------------------------------------------------------------------
--------------------------------------------------------------------
      MTB                 $1-$10,000
International Equity
Fund
--------------------------------------------------------------------
--------------------------------------------------------------------
      MTB Large Cap       $1-$10,000
Stock Fund
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
William H. Cowie, Jr.        None                   None
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
Daniel R. Gernatt, Jr.                         Over $100,000
--------------------------------------------------------------------
--------------------------------------------------------------------
       MTB New York      Over $100,000
Tax-Free
----------------------
          Money
Market Fund
--------------------------------------------------------------------
--------------------------------------------------------------------
       MTB Large Cap     Over $100,000
Growth
----------------------
          Fund
--------------------------------------------------------------------
--------------------------------------------------------------------
       MTB Large Cap     Over $100,000
Value Fund
--------------------------------------------------------------------
--------------------------------------------------------------------
       MTB Mid Cap       Over $100,000
Stock Fund
--------------------------------------------------------------------
--------------------------------------------------------------------
       MTB               Over $100,000
International
Equity
----------------------
          Fund
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
Richard B. Seidel                             $50,001-$100,000
--------------------------------------------------------------------
--------------------------------------------------------------------
     MTB Multi Cap      $10,001-$50,000
Growth Fund
--------------------------------------------------------------------
--------------------------------------------------------------------
     MTB Equity         $10,001-$50,000
Income Fund
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
Marguerite Hambleton         None                   None
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------

------------------------------------------------------------------------------

As of August 1, 2005, the Funds' Board and Officers as a group owned less than 1% of each Fund's outstanding Shares.

INVESTMENT ADVISOR
The Advisor conducts investment research and makes investment decisions for the Funds.

The Advisor shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


SUB-ADVISORS

Mid Cap Stock Fund
Prior to December 8, 2004, the Advisor delegated daily management of the Mid Cap Stock Fund to the sub-advisor, Independence Investment LLC
(Independence).

For its services under the Sub-Advisory Agreement, Independence received an allocable portion of the advisory fee the Advisor received from the Mid Cap Stock Fund. The allocation was based on the amount of average daily net assets that Independence managed for the Fund. This fee was paid by the Advisor out of the fees it received from the Fund and was not a direct Fund expense. Independence was paid by the Advisor as follows:



-----------------------------------------------------------------------
Sub-Advisory Fee                  Average Daily Net Assets of the Fund
-----------------------------------------------------------------------
-----------------------------------------------------------------------
0.40%                             on assets up to $500 million
-----------------------------------------------------------------------
-----------------------------------------------------------------------
0.35%                             on assets in excess of $500 million
-----------------------------------------------------------------------

Effective December 8, 2004, the Advisor delegated daily management of the value component of the Mid Cap Stock Fund to a sub-advisor, LSV Asset Management (LSV). LSV also sub-advises the value component of Small Cap Stock Fund. For its services under the Sub-Advisory Agreement, LSV is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the Mid Cap Stock Fund. The allocation is based on the amount of the average daily net assets that LSV manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. LSV is entitled to be paid a fee on the value portion of the average daily net assets (ADNA) of the Mid Cap Stock Fund it manages at the following annual rate: 0.50% on the first $100 million of ADNA, 0.40% on the next $100 million of ADNA and 0.35% on ADNA over $200 million. From time to time, LSV may voluntarily waive all or a portion of its subadvisory fee in its sole discretion. In that regard, LSV has voluntarily implemented a waiver of a portion of the subadvisory compensation it receives from MTBIA for managing the value component of the assets of the Small Cap Stock Fund and Mid Cap Stock Fund. The fee waiver will be calculated based on the total subadvisory fee LSV receives from MTBIA for managing these two funds and will reduce proportionately the subadvisory fee for each Fund based on assets under LSV management. This fee waiver will not change the rate of the advisory fee the Funds pay to MTBIA, but will increase the amount of the total advisory fee that MTBIA retains absent any further voluntary waiver by MTBIA.


Large Cap Growth Fund

Prior to July 1, 2004, when the Advisor assumed daily management of the Large Cap Growth Fund, the Advisor had delegated daily management of the Fund to the sub advisor, Montag & Caldwell, Inc. (M&C).

For its services under the Sub-Advisory Agreement, M&C received an allocable portion of the advisory fee the Advisor received from the Fund. The allocation was based on the amount of securities which M&C managed for the Fund. This fee was paid by the Advisor out of the fees it received and was not a Fund expense. M&C was paid by the Advisor as follows:



---------------------------------------------------------------------
Sub-Advisory Fee          Average Daily Net Assets of the Fund
---------------------------------------------------------------------
---------------------------------------------------------------------
0.50%                     On the first  $50  million  average  daily
                          net assets
---------------------------------------------------------------------
---------------------------------------------------------------------
0.40%                     On the next $50 million  average daily net
                          assets
---------------------------------------------------------------------
---------------------------------------------------------------------
0.30%                     On the next  $100  million  average  daily
                          net assets
---------------------------------------------------------------------
---------------------------------------------------------------------
0.20%                     On  average  daily  net  assets  over $200
                          million
---------------------------------------------------------------------


International Equity Fund


     ......Prior to October 25, 2005, the Advisor  delegated daily management of the International Equity Fund to the sub-advisor, UBS Global Asset Management (Americas) Inc. (UBS). For its services under the Sub-Advisory Agreement, UBS received an allocable portion of the advisory fee the Advisor received from the International Equity Fund. The allocation was based on the amount of securities which UBS managed for the Fund. This fee was paid by the Advisor out of the fees it received and is not a direct Fund expense. UBS was paid by the Advisor as follows:

--------------------------------------------------------------------
Sub-Advisory Fee            Average Daily Net Assets of the Fund
--------------------------------------------------------------------
--------------------------------------------------------------------
0.40%                       on the first $50 million average daily
                            net assets
--------------------------------------------------------------------
--------------------------------------------------------------------
0.35%                       on the next $150 million average daily
                            net assets
--------------------------------------------------------------------
--------------------------------------------------------------------
0.30%                       on average daily net assets over $200
                            million
--------------------------------------------------------------------

Effective October 25, 2005, the Advisor delegated daily management of the value component of the International Equity Fund to a sub-advisor, LSV Asset Management (LSV). LSV also sub-advises the value components of Small Cap Stock Fund and Mid Cap Stock Fund. For its services under the Sub-Advisory Agreement, LSV is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the International Equity Fund. The allocation is based on the amount of the average daily net assets that LSV manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. LSV is entitled to be paid a fee on the value portion of the average daily net assets (ADNA) of the International Equity Fund it manages at the following annual rate: 0.49% on all assets.

Effective October 25, 2005, the Advisor delegated daily management of the core component of the International Equity Fund to a sub-advisor, SSgA Funds Management, Inc. (SSgA FM). For its services under the Sub-Advisory Agreement, SSgA FM is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the International Equity Fund. The allocation is based on the amount of the average daily net assets that SSgA FM manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. SSgA FM is entitled to be paid a fee on the core portion of the average daily net assets
(ADNA) of the International Equity Fund it manages at the following annual rate: 0.40% on the first $50 million of ADNA; 0.32% on the next $90 million of ADNA; and 0.30% on ADNA over $140 million.

Effective October 25, 2005, the Advisor delegated daily management of the growth component of the International Equity Fund to a sub-advisor, Hansberger Global Investors, Inc. (HGI). For its services under the sub-advisory agreement, HGI is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the International Equity Fund. The allocation is based on the amount of the average daily net assets that HGI manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. HGI is entitled to be paid a fee on the growth portion of the average daily net assets (ADNA) of the International Equity Fund it manages at the following annual rate: 0.60% on all assets."

Small Cap Stock Fund
The Adviser has delegated daily management of the value component of the Small Cap Stock Fund to a sub-advisor, LSV Asset Management (LSV). For its services under the Sub-Advisory Agreement, LSV receives an allocable portion of the advisory fee the Advisor receives from the Small Cap Stock Fund. The allocation is based on the amount of securities which LSV manages for the Fund. This fee is paid by the Advisor out of the fees it receives and is not a Fund expense. LSV is paid by the Advisor as follows:

-------------------------------------------------------------------
Sub-Advisory Fee            Average Daily Net Assets of the Fund
-------------------------------------------------------------------
-------------------------------------------------------------------
0.65%                       On  the  first  $50  million   average
                            daily net assets
-------------------------------------------------------------------
-------------------------------------------------------------------
0.55%                       On average  daily net assets  over $50
                            million
-------------------------------------------------------------------

LSV has implemented a voluntary fee waiver, as described under Mid Cap Stock
Fund.

The Advisor has delegated daily management of the growth component of the Small Cap Stock Fund to a sub-advisor, Mazama Capital Management, Inc. (Mazama). For its services under the Sub-Advisory Agreement, Mazama receives an allocable portion of the advisory fee the Advisor receives from the Small Cap Stock Fund. The allocation is based on the amount of securities which Mazama manages for the Fund. This fee is paid by the Advisor out of the fees it receives and is not a Fund expense. Mazama is paid by the Advisor as follows:

---------------------------------------------------------------------
Sub-Advisory Fee              Average Daily Net Assets of the Fund
---------------------------------------------------------------------
0.70%                         On average daily net assets
---------------------------------------------------------------------

Large Cap Value Fund
Effective December 8, 2004, the Advisor delegated daily management of the Large Cap Value Fund to a sub-advisor, NWQ Investment Management Company LLC
(NWQ). NWQ was founded in 1982 and became a wholly-owned subsidiary of United Asset Management Corp. (UAM) in 1992. In 2000, UAM was acquired by Old Mutual Plc. On August 1, 2002, Nuveen Investments, Inc. purchased NWQ from Old Mutual Plc and NWQ, which had been incorporated, was merged into a
Limited Liability Company.   For its services under the Sub-Advisory
Agreement, NWQ is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the Large Cap Value Fund. The allocation is based on the amount of the average daily net assets that NWQ manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. NWQ is entitled to be paid a fee at the annual rate of 0.45% of the average daily net assets of the Large Cap Value Fund that it manages.

Equity Income Fund
Effective December 8, 2004, the Advisor delegated daily management of the Equity Income Fund to a sub-advisor, DePrince, Race & Zollo, Inc. (DRZ). DRZ is owned by three principals, Gregory M. DePrince, John D. Race and Victor A. Zollo, Jr. Each of these partners own roughly 30% of the business. In 2001, equity was distributed to other key investment professionals Kelly Carbone, Director of Marketing, Jill Lynch, Director of Large-Cap Research, and Greg Ramsby, Director of Small-Cap Research.. For its services under the Sub-Advisory Agreement, DRZ is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the Equity Income Fund. The allocation is based on the amount of the average daily net assets that DRZ manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. DRZ is entitled to receive a fee at the annual rate of 0.40% of the average daily net assets of the Equity Income Fund it manages.


Portfolio Manager Information
The following information about the Funds' Portfolio Managers is provided as of the end of the Funds' most recently completed fiscal year.







MTB Investment Advisors, Inc.

Thomas R. Pierce, CFA





                                              Total Number of Other
Other Accounts Managed by                       Accounts Managed/
Thomas R. Pierce, CFA                             Total Assets*
Registered Investment Companies                  7 / $720,455,474
Other Pooled Investment Vehicles                        0
Other Accounts                                          0

------------------------------------------------------------------------------

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Conservative Growth Fund: None.

Dollar value range of shares owned in the Moderate Growth Fund: None.

Dollar value range of shares owned in the Aggressive Growth Fund: None.

Dollar value range of shares owned in the Mid Cap Growth Fund: None.

Dollar value range of shares owned in the Mid Cap Stock Fund: None.

Dollar value range of shares owned in the Multi Cap Growth Fund: None.

Dollar value range of shares owned in the Large Cap Stock Fund:
$100,001-$500,000.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Pierce's performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Pierce's investment performance relative to the benchmarks for all of the funds that he manages (including retail MTB Funds not offered by the Variable Annuity Funds' Prospectus). The benchmarks for the three Funds offered by the Variable Annuity Funds' Prospectus are 60% to S&P 500 and 40% to Lehman Aggregate. In addition, as the Managing Director of Equity Research, a component of Mr. Pierce's incentive bonus is based on the overall investment performance of the team that reports to him, relative to relevant benchmarks. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Pierce's incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

Mark J. Stevenson, CFA





                                        Total Number of Other
Other Accounts Managed by                 Accounts Managed/
Mark J. Stevenson, CFA                      Total Assets*
Registered Investment Companies           3 / $100,000,000
Other Pooled Investment Vehicles                  0
Other Accounts**                          454/ $300,000,000
*None of the Accounts has an advisory fee that is based on the performance of the account.
------------------------------------------------------------------------------

**Portfolio Manager is a dual employee of MTBIA and M&T Bank. All of the "Other" accounts shown are accounts of the Trust Department of M&T Bank. As of March 31, 2005, the numbers listed for the Other Accounts changed to 264/$180,000,000.

Dollar value range of shares owned in the Conservative Growth Fund: None.

Dollar value range of shares owned in the Moderate Growth Fund: None.

Dollar value range of shares owned in the Aggressive Growth Fund: $1-$10,000.

Compensation Structure

Mr. Stevenson's salary consists primarily of a base salary with a year-end bonus based in part on Trust account maintenance, risk control/adherence to process management guidelines, and participation in Trust new business activities such as the attraction of new accounts or the addition of assets to existing accounts. No compensation besides a salary is received with respect to the management of the Funds or any other mutual fund.

Mr. Stevenson's performance is formally evaluated annually and based on a variety of factors. Salary is based on job responsibilities in both the management of Trust client assets and those deriving from the management of both the retail and Variable Annuity Managed Allocation Funds. Bonus is based in part on Trust account maintenance, risk control/adherence to process management guidelines, and participation in Trust new business activities such as the attraction of new accounts or the addition of assets to existing accounts. Deferred stock options are awarded at year end based purely on the discretion of M&T Bank senior management.

Allen J. Ashcroft





                                     Total Number of Other
Other Accounts Managed by              Accounts Managed/
Allen J. Ashcroft                        Total Assets*
Registered Investment                  5 / $260,078,961
Companies
Other Pooled Investment                        0
Vehicles
Other Accounts                                 0
*None of the Accounts has an advisory fee that is based on the performance of the account.
------------------------------------------------------------------------------

Dollar value range of shares owned in the Large Cap Growth Fund:
$100,001-$500,000.

Dollar value range of shares owned in the Balanced Fund: None.

Dollar value range of shares owned in the Multi Cap Growth Fund: None.

Compensation Structure

The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Mr. Ashcroft's compensation is based upon a base salary and an annual incentive bonus. The fixed salary is based on the job description of the position and overall qualifications of the individual. For the year ended December 31, 2004, his bonus was based on the Fund's performance and how his stock selection fared in this and other portfolios, in the sectors which he covers as an analyst (Energy, Consumer Staples), relative to relevant benchmarks.

The performance portion of Mr. Ashcroft's bonus is based on the time weighted rates of return for the funds he manages compared to the S&P Barra Growth Index with the heaviest emphasis on current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long term track record.



Byron J. Grimes, CFA





                                   Total Number of Other
Other Accounts Managed by            Accounts Managed/
Byron J. Grimes, CFA                   Total Assets*
Registered Investment                5 / $236,121,420
Companies
Other Pooled Investment                      0
Vehicles
Other Accounts                               0

------------------------------------------------------------------------------

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Large Cap Growth Fund: None.

Dollar value range of shares owned in the Multi Cap Growth Fund: None.





Compensation Structure

The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Mr. Grimes' compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. For the year ended December 31, 2004, Mr. Grimes' bonus was a contractual amount determined during discussions at his hiring. The bonus going forward will be determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to budget; and his investment performance relative to the S&P Barra Growth Index, the benchmark for all of the funds that he manages. In addition, as the Managing Director of Equity Portfolio Management, a component of his incentive bonus is based on the overall investment performance of the team that reports to him, relative to relevant benchmarks. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Grimes' incentive bonus is based on the time weighted rates of return for the funds he manages compared to the S&P Barra Growth Index with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

Mark Tompkins, CFA





                                   Total Number of Other
Other Accounts Managed by            Accounts Managed/
Mark Tompkins, CFA                     Total Assets*
Registered Investment                 1 / $80,100,000
Companies
Other Pooled Investment                      0
Vehicles
Other Accounts                         24/$47,462,804

------------------------------------------------------------------------------

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the New York Municipal Bond Fund: None.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Tompkins' performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Tompkins' investment performance relative to the benchmarks for the fund that he manages. The benchmark for the Fund is the Lehman New York Tax-Exempt Bond Index. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Tompkins' incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

Kimberly M. Rogers





                                      Total Number of Other
Other Accounts Managed by               Accounts Managed/
Kimberly M. Rogers                        Total Assets*
Registered Investment                  4 / $4,871,532,356
Companies
Other Pooled Investment                         0
Vehicles
Other Accounts                           23/$81,444,720

------------------------------------------------------------------------------

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the U.S. Government Money Market Fund:
None.

Dollar value range of shares owned in the Money Market Fund: $1-$10,000.

Dollar value range of shares owned in the U.S. Treasury Money Market Fund:
None.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Ms. Rogers' performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Ms. Rogers' investment performance relative to the benchmarks for the fund that she manages. The benchmarks for the Funds are: U.S. Government Money Market Fund (iMoney Net Government Average); Prime Money Market Fund (iMoney Net First Tier Institutional Average); Money Market Fund (iMoney Net First Tier Average); and U.S. Treasury Money Market Fund (iMoney Net Treasury Average). The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Ms. Rogers' incentive bonus is based on the time weighted rates of return for the funds she manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

Rebecca Dyson





                                     Total Number of Other
Other Accounts Managed by              Accounts Managed/
Rebecca Dyson                            Total Assets*
Registered Investment                   3 / $325,644,091
Companies
Other Pooled Investment                        0
Vehicles
Other Accounts                           3/$60,304,798

------------------------------------------------------------------------------

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Tax Free Money Market Fund: None.

Dollar value range of shares owned in the New York Tax-Free Money Market
Fund: None.

Dollar value range of shares owned in the Pennsylvania Tax-Free Money Market
Fund: None.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Ms. Dyson's performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Ms. Dyson's investment performance relative to the benchmarks for the fund that she manages. The benchmarks for the Funds are: Tax Free Money Market Fund (iMoney Net Tax Free Average); New York Tax-Free Money Market Fund (iMoney Net Tax Free State Specific Average); and Pennsylvania Tax-Free Money Market Fund (iMoney Tax Free State Specific Average). The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Ms. Dyson's incentive bonus is based on the time weighted rates of return for the funds she manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

Mark Schultz, CFA





                                  Total Number of Other
Other Accounts Managed by           Accounts Managed/
Mark Schultz, CFA                     Total Assets*
Registered Investment                4 / $532,124,633
Companies
Other Pooled Investment                     0
Vehicles
Other Accounts                              0

------------------------------------------------------------------------------

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Large Cap Stock Fund:
$10,001-$50,000.

Dollar value range of shares owned in the Multi Cap Growth Fund: None.

Dollar value range of shares owned in the Mid Cap Growth Fund: None.

Dollar value range of shares owned in the Mid Cap Stock Fund: $1-$10,000.



Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Dr. Schultz's performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Dr. Schultz's investment performance relative to the benchmarks for the fund that he manages. The benchmark for the mid-cap growth portion of Dr. Schultz's mandate is the S&P 400/Barra Growth Index and the benchmark for the large cap portion is the S&P 500 Index. In addition, as the Assistant Director of Equity Research, a component of Dr. Schultz's incentive bonus is based on the overall investment performance of the team that reports to him, relative to relevant benchmarks. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

Clarence W. Woods, Jr.





                                   Total Number of Other
Other Accounts Managed by            Accounts Managed/
Clarence W. Woods, Jr.                 Total Assets*
Registered Investment                        0
Companies
Other Pooled Investment                      0
Vehicles
Other Accounts                               0
*None of the Accounts has an advisory fee that is based on the performance of the account.
------------------------------------------------------------------------------

Dollar value range of shares owned in the Equity Index Fund: $1-$10,000.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Woods' performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Woods' investment performance relative to the benchmarks for the fund that he manages. The benchmark for the Fund is the S&P 500 Index. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Woods' incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

Peter C. Hastings, CFA





                                   Total Number of Other
Other Accounts Managed by            Accounts Managed/
Peter C. Hastings, CFA                 Total Assets*
Registered Investment                        0
Companies
Other Pooled Investment                      0
Vehicles
Other Accounts                               0
*None of the Accounts has an advisory fee that is based on the performance of the account.
------------------------------------------------------------------------------

Dollar value range of shares owned in the Equity Index Fund: None.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Hastings' performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Hastings' investment performance relative to the benchmarks for the fund that he manages. The benchmark for the Fund is the S&P 500 Index. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Hastings' incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

James E. Thorne, Ph.D





                                    Total Number of Other
Other Accounts Managed by             Accounts Managed/
James E. Thorne, Ph.D.                  Total Assets*
Registered Investment                  2 / $142,832,365
Companies
Other Pooled Investment                       0
Vehicles
Other Accounts                                0

------------------------------------------------------------------------------

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Small Cap Growth Fund: $1-$10,000.

Dollar value range of shares owned in the Multi Cap Growth Fund: None.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Thorne's performance is formally evaluated annually and based on a variety of factors. The fixed salary is based on the job description of the position as Mr. Thorne was also hired as an Economist and overall qualifications of the individual. For the year ended December 31, 2004, his bonus was based on the Fund's performance and how his stock selection fared in this and other portfolios, in the sectors which he covers as an analyst covering the IT Services sector of the S&P 500 Index.

The performance portion of Mr.Thorne's incentive bonus is based on the time weighted rates of return for the funds he manages compared to the Russell 2000 Growth Index with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

Susan L. Schnaars, CFA, CPA





                                    Total Number of Other
Other Accounts Managed by             Accounts Managed/
Susan L. Schnaars, CFA, CPA             Total Assets*
Registered Investment                 2 / $291,000,000
Companies
Other Pooled Investment                       0
Vehicles
Other Accounts                         34/$550,000,000

------------------------------------------------------------------------------

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Maryland Municipal Bond Fund: None.

Dollar value range of shares owned in the Pennsylvania Municipal Bond Fund:
None.



Dollar value range of shares owned in the Virginia Municipal Bond Fund: None.



Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Ms. Schnaars' performance is formally evaluated annually and based on a variety of factors. Her bonus is partially determined by the investment performance of the funds she manages relative to the benchmarks for those funds. The benchmark for the MTB Maryland Municipal Bond Fund is the Lipper Other States Intermediate Municipal Funds Average and the benchmark for the MTB Pennsylvania Municipal Bond Fund is the Lipper Pennsylvania Intermediate Municipal Funds Average.. In addition, her bonus is also based on other job responsibilities at MTB Investment Advisors, Inc., such as institutional investment account management and client relationship management, risk control/adherence to process management guidelines, and participation in new business activities such as the attraction of new accounts or the addition of assets to existing accounts. The bonus can be paid in cash and/or stock options in M&T Bank Corporation. Deferred stock options awarded at year-end are based purely on the discretion of M&T Bank senior management.

Wilmer C. Stith III, CFA





                                    Total Number of Other
Other Accounts Managed by             Accounts Managed/
Wilmer C. Stith III, CFA                Total Assets*
Registered Investment                 5 / $701,000,000
Companies
Other Pooled Investment                 1/$1,200,000
Vehicles
Other Accounts                         54/$646,000,000

------------------------------------------------------------------------------

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Intermediate-Term Bond Fund: None.

Dollar value range of shares owned in the Short-Term Corporate Bond Fund:
None.

Dollar value range of shares owned in the Income Fund: None.

Dollar value range of shares owned in the U.S. Government Bond Fund: None.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Stith's performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Stith's investment performance relative to the benchmarks for the funds that he manages. The benchmark for the Intermediate-Term Bond Fund is the Lehman Intermediate Government Credit Bond Index and the Lipper Intermediate Investment Grade peer group. The benchmark for the Short Term Corporate Bond Fund is the Lehman Brothers 1-3 Year Government Credit Bond Index and the Lipper Short Investment Grade peer group. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Stith's incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

James M. Hannan





                                  Total Number of Other
Other Accounts Managed by           Accounts Managed/
James M. Hannan                       Total Assets*
Registered Investment                4 / $683,000,000
Companies
Other Pooled Investment                     0
Vehicles
Other Accounts                       27/$767,000,000

------------------------------------------------------------------------------

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the U.S. Government Bond Fund: None.

Dollar value range of shares owned in the Income Fund: None.

Dollar value range of shares owned in the Balanced Fund: None.

Dollar value range of shares owned in the Short Duration Government Bond
Fund: None.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Hannan's performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Hannan's investment performance relative to the benchmarks for the funds that he manages. The benchmark for the U.S. Government Bond Fund is the Lehman U.S. Government Bond Index and the Lipper General U.S. Government peer group. The benchmark for the Income Fund is the Lehman Aggregate Bond Index and the Lipper Corporate A Rated peer group. The benchmark for the fixed income portion of the Balanced Fund is the Lehman Brothers Aggregate Bond Index and the Lipper Corporate A rated peer group. The benchmark for the fixed income portion of the Social Balanced Fund is the Lehman Brothers Aggregate Bond Index and the Lipper Corporate A rated peer group. In addition, as Managing Director of Fixed Income, a component of Mr. Hannan's incentive bonus is based on the overall investment performance of the team that reports to him, relative to relevant benchmarks. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Hannan's incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

Robert J. Truesdell

Mr. Truesdell is the Director of Fixed Income for MTBIA. He began managing the fund in January, 2001.





                                   Total Number of Other
Other Accounts Managed by            Accounts Managed/
Robert J. Truesdell                    Total Assets*
Registered Investment                 1 / $196,124,495
Companies
Other Pooled Investment                      0
Vehicles
Other Accounts                       78 / $716,383,104

------------------------------------------------------------------------------

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value of shares owned in the MTB Short Duration Government Fund:
$50,001-$100,000.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Truesdell's performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Truesdell's investment performance relative to the benchmarks for the fund that he manages. The benchmark for the Fund is the Lehman 1-3 Year Government Bond Index. In addition, as the Managing Director of Fixed Income, a component of Mr. Truesdell's incentive bonus is based on the overall investment performance of the team that reports to him, relative to relevant benchmarks. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Truesdell's incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

Conflicts of Interest (MTBIA Portfolio Managers)

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

o The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. MTBIA seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

o If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, MTBIA has adopted procedures for allocating portfolio transactions across multiple accounts.

o With respect to many of its clients' accounts, MTBIA determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, MTBIA may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, MTBIA may place separate, non-simultaneous, transactions for a Fund and other accounts, which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

o The Fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory requirements, the Fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where MTBIA has an incentive, such as a performance-based management fee, which MTBIA may charge in the future to some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

MTBIA has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

See also the "Advisor Potential Conflict" section in the Prospectus regarding the conflicts of interest in managing the Managed Allocation Funds.

NWQ Investment Management Company LLC

Edward C. Friedel, CFA





                                  Total Number of Other
Other Accounts Managed by           Accounts Managed/
Edward C. Friedel, CFA                Total Assets*
Registered Investment                2 / $68,300,000
Companies
Other Pooled Investment              7 / $633,400,000
Vehicles
Other Accounts                     460/ $19,843,000,000

------------------------------------------------------------------------------

*None of the Accounts has an advisory fee that is based on the performance of the account. For purposes of this column, separately managed account (wrap-fee) programs in which NWQ is a manager are reported as one account per investment product.

Dollar value range of shares owned in the Large Cap Value Fund: None.

Compensation Structure

NWQ's portfolio managers participate in a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals and rewarding them through a total compensation program as determined by the firm's executive committee. The total compensation program consists of both a base salary and an annual bonus that can be a multiple of the base salary. The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Bonus compensation is primarily a function of the firm's overall annual profitability and the individual portfolio manager's contribution as measured by the overall investment performance of client portfolios, an objective review of stock recommendations and the quality of primary research, and subjective review of the professional's contributions to portfolio strategy, teamwork, collaboration and work ethic.

The total compensation package includes the availability of an equity-like incentive for purchase (whose value is determined by the increase in profitability of NWQ over time) made to most investment professionals. NWQ is a majority-owned subsidiary of Nuveen Investments, Inc., which has augmented this incentive compensation annually through individual awards of a stock option pool, as determined through a collaborative process between Nuveen Investments and the NWQ executive committee.



Jon D. Bosse, CFA



                                  Total Number of Other
Other Accounts Managed by           Accounts Managed/         Number of Other Accounts
Jon D. Bosse, CFA                     Total Assets*          Managed/Total Assets that
                                                            are Subject to Performance
                                                                       Fees
Registered Investment                3 / $414,300,000                    0
Companies
Other Pooled Investment              7 / 633,400,000                     0
Vehicles
Other Accounts                     559/ $23,995,000,000          6 / $115,900,000

------------------------------------------------------------------------------

*None of the Accounts in this column has an advisory fee that is based on the performance of the account. For purposes of this column, separately managed account (wrap-fee) programs in which NWQ is a manager are reported as one account per investment product.

Dollar value range of shares owned in the Large Cap Value Fund: None.

Compensation Structure

NWQ's portfolio managers participate in a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals and rewarding them through a total compensation program as determined by the firm's executive committee. The total compensation program consists of both a base salary and an annual bonus that can be a multiple of the base salary. The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Bonus compensation is primarily a function of the firm's overall annual profitability and the individual portfolio manager's contribution as measured by the overall investment performance of client portfolios, an objective review of stock recommendations and the quality of primary research, and subjective review of the professional's contributions to portfolio strategy, teamwork, collaboration and work ethic.

The total compensation package includes the availability of an equity-like incentive for purchase (whose value is determined by the increase in profitability of NWQ over time) made to most investment professionals. NWQ is a majority-owned subsidiary of Nuveen Investments, Inc., which has augmented this incentive compensation annually through individual awards of a stock option pool, as determined through a collaborative process between Nuveen Investments and the NWQ executive committee.

As of December 31, 2004, NWQ had six institutional accounts that have investment management fees calculated in part on the performance of the account versus a benchmark ("performance based fees accounts"). The performance based fee accounts are managed identically to other institutional accounts within the same strategy and there are no additional investment risks taken in conjunction with this type of investment management fee. The portfolio manager who manages these performance based fee accounts does not receive any additional compensation from these accounts based on any performance fees received from such accounts.

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

o The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. NWQ seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

o If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, NWQ has adopted procedures for allocating portfolio transactions across multiple accounts.

o With respect to many of its clients' accounts, NWQ determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, NWQ may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, NWQ may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

o The Fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory requirements, the Fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where NWQ has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

NWQ has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Mazama Capital Management, Inc.



Ronald A. Sauer




                                                               --------------------------
                                  Total Number of Other
Other Accounts Managed by           Accounts Managed/                Number of Other
Ronald A. Sauer                       Total Assets*              Accounts Managed/Total
                                                                Assets that are Subject
                                                                  to Performance Fees
Registered Investment              11 / $1,167,000,000                     0
Companies
Other Pooled Investment               5/$140,170,000                       0
Vehicles
Other Accounts                      70/$3,922,000,000               2 / $217,100,000

------------------------------------------------------------------------------

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Small Cap Stock Fund: None.

Stephen C. Brink, CFA




                                                      --------------------------
                              Total Number of Other
Other Accounts Managed by       Accounts Managed/            Number of Other
Stephen C. Brink, CFA             Total Assets*          Accounts Managed/Total
                                                        Assets that are Subject
                                                          to Performance Fees
Registered Investment          11 / $1,167,000,000                 0
Companies
Other Pooled Investment           5/$140,170,000                   0
Vehicles
Other Accounts                  70/$3,922,000,000           2 / $217,100,000

----------------------------------------------------------------------

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Small Cap Stock Fund: None.

Gretchen Novak, CFA




                                                          ----------------------
                                  Total Number of Other
Other Accounts Managed by           Accounts Managed/          Number of Other
Gretchen Novak, CFA                   Total Assets*       Accounts Managed/Total
                                                         Assets that are Subject
                                                            to Performance Fees
Registered Investment              11 / $1,167,000,000               0
Companies
Other Pooled Investment               5/$140,170,000                 0
Vehicles
Other Accounts                      70/$3,922,000,000         2 / $217,100,000

------------------------------------------------------------------------------

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Small Cap Stock Fund: None.

Timothy P. Butler




                                                              -----------------
                                  Total Number of Other
Other Accounts Managed by           Accounts Managed/          Number of Other
Timothy P. Butler                     Total Assets*       Accounts Managed/Total
                                                         Assets that are Subject
                                                            to Performance Fees
Registered Investment              11 / $1,167,000,000               0
Companies
Other Pooled Investment               5/$140,170,000                 0
Vehicles
Other Accounts                      70/$3,922,000,000         2 / $217,100,000

------------------------------------------------------------------------

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Small Cap Stock Fund: None.

Michael D. Clulow, CFA




                                                             ------------------
                                  Total Number of Other
Other Accounts Managed by           Accounts Managed/          Number of Other Accounts
Michael D. Clulow, CFA                Total Assets*           Managed/Total Assets that
                                                             are Subject to Performance
                                                                        Fees
Registered Investment              11 / $1,167,000,000                    0
Companies
Other Pooled Investment               5/$140,170,000                      0
Vehicles
Other Accounts                      70/$3,922,000,000             2 / $217,100,000


------------------------------------------------------------------------------

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Small Cap Stock Fund: None.

Compensation Structure (Mazama)

Mazama's compensation structure is designed to attract and retain highly skilled investment professionals. The compensation is structured to maximize performance and keep the interests of each member of the portfolio management team aligned with those of the clients.

Each Portfolio Manager and Research Analyst ("Investment Team") receives a base salary representing 20-30% of cash compensation and a performance based incentive representing 70-80% of cash compensation. The performance based incentive compensation is based on the portfolio management fees received by Mazama for all accounts under management.

Equity incentives have been a significant part of Mazama's compensatioin plan since the firm's inception. In total, including founding equity, the Investment Team represents over 70% of the equity of the firm on a fully diluted basis. Every member of the Investment Team is either a direct equity owner or an option holder or both.

The Investment Team manages the portfolios in aggregate terms, focusing on the overall strategy, which is then implemented at the portfolio level. In other words, the Investment Team does not distinguish between different accounts within each investment style/strategy with respect to compensation. Instead, they are compensated based on overall fees received by the firm. This incentive compensation structure keeps each member of the team focused on the relative performance of the aggregate portfolio versus its benchmark. Cash compensation increases as assets under management increase, whether by appreciation of by attracting new clients, both of which are accomplished by achieving higher than average excess returns. Excess returns are measured as the difference between the portfolio returns and those of the Russell 2000 Growth Index.

Conflicts of Interest (Mazama)

As every member of the Investment Team has day-to-day management responsibilities with respect to more than one account and more than one investment strategy, actual or apparent conflicts may arise.

The compensation paid to Mazama for managing the Fund is based on a percentage of assets under management rather than a share of the gains. As described above, members of the Investment Team, as equity owners and by receiving a share of portfolio management fees, benefit from Mazama's revenues and profitability. Conflicts of interest can arise to the extent that larger client accounts generate more fees and potentially larger profits for Mazama compared to small accounts. One or more accounts may also pay fees based on a percentage of assets that can increase and decrease based on performance against a benchmark index. Despite these differences Mazama believes that its trade allocation and other compliance procedures effectively address any related conflicts of interest. Otherwise, no member of the Investment Team is compensated in a way that would add to those conflicts of interest by creating an incentive to favor particular accounts over other accounts.

Execution and research services provided by brokers may not always be utilized in connection with the Fund or with other client accounts that may have paid the commission or a portion of the commission to the broker providing the services. Mazama allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.

If a member of the Investment Team identifies a limited investment opportunity that may be suitable for more than just the Fund or another client account, the Fund may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, Mazama aggregates orders for the Fund with orders from each of its other client accounts participating in the same strategy in order to ensure that clients are treated fairly and equitably over time and consistent with its fiduciary obligations to each of its clients.

Mazama has adopted policies and procedures to address and prevent the above conflicts of interest; however there is no guarantee that such procedures will detect each and every situation in which a conflict arises.



LSV Asset Management (as of July 31, 2005)

Josef Lakonishok



---------------------------------------------------------------------------------------

                                                           ---------------------------
                                 Total Number of Other
Other Accounts Managed by          Accounts Managed/         Number of Other Accounts
Josef Lakonishok                      Total Assets          Managed/Total Assets that
                                                           are Subject to Performance
                                                                      Fees
Registered Investment             23 / $5,315,000,000                   0
Companies
Other Pooled Investment            16/$2,784,000,000                    0
Vehicles
Other Accounts                    436/$35,808,000,000            17 / $1,700,000
---------------------------------------------------------------------------------------

------------------------------------------------------------------------------

Dollar value range of shares owned in the International Equity Fund: None.

Robert W. Vishny



----------------------------------------------------------------------------------------

                                                           ----------------------------
                                 Total Number of Other
Other Accounts Managed by          Accounts Managed/          Number of Other Accounts
Robert W. Vishny                      Total Assets          Managed/Total Assets that
                                                            are Subject to Performance
                                                                       Fees
Registered Investment             23 / $5,315,000,000                   0
Companies
Other Pooled Investment            16/$2,784,000,000                    0
Vehicles
Other Accounts                    436/$35,808,000,000            17 / $1,700,000
----------------------------------------------------------------------------------------

------------------------------------------------------------------------------

Dollar value range of shares owned in the International Equity Fund: None.

Menno Vermeulen, CFA




                                                           ----------------------------
                                 Total Number of Other
Other Accounts Managed by          Accounts Managed/          Number of Other Accounts
Menno Vermeulen, CFA                  Total Assets          Managed/Total Assets that
                                                            are Subject to Performance
                                                                       Fees
Registered Investment             23 / $5,315,000,000                   0
Companies
Other Pooled Investment            16/$2,784,000,000                    0
Vehicles
Other Accounts                    436/$35,808,000,000            17 / $1,700,000
----------------------------------------------------------------------------------------

------------------------------------------------------------------------------

Dollar value range of shares owned in the International Equity Fund: None."



Compensation Structure (LSV)

The portfolio managers' compensation consists of a salary and a discretionary bonus. The base salary is based on the job description and the overall qualifications, experience and tenure at LSV, of the individual. Each of the portfolio managers is a partner of LSV and thereby receives a portion of the overall profit of the firm as part of his ownership interests.

The bonus is based upon the profitability of the firm and individual performance. Individual performance is subjective and may be based on a number of factors, such as the individual's leadership and contribution to the strategic planning and development of the investment group.

Conflicts of Interest (LSV)

The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. In addition, it is also possible that a potential conflict of interest may arise because the portfolio managers manage an account with a performance-based management fee in addition to the Fund and other accounts without a performance-based fee. However, LSV has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.
Investment decisions are made by LSV's quantitative process separately for each portfolio based upon its current holdings, investment parameters and the portfolio's expected return as calculated by LSV's quantitative system. Product rebalancing takes place by product and is carried our serially for each portfolio (including separately managed accounts, unregistered funds and investment companies) invested in that product, generally beginning with the portfolio with the lowest expected return. Therefore, those portfolios which need the highest level of expected return improvement generally have first access to the widest set of investment opportunities. However, because LSV does not view an individual stock as important by itself, the concept of a limited investment opportunity is not applicable to LSV's investment approach. LSV may be in the position of buying or selling the same security for a number of its clients at roughly the same time. Because of market fluctuations, the prices obtained on such transactions within a single day may vary substantially. In order to more equitably allocate the effects of such market fluctuations, for certain transactions, LSV may use an "averaging" procedure. Under this procedure, purchases or sales of a particular security for a client's account will at times be combined with purchases or sales of the same security for other clients on the same day.
For aggregated trades that are partially filled, shares will be allocated pro-rata among participating accounts that day, based upon their pro-rata share of the order. All allocations are subject to change as a result of either cash considerations or the use of round lots.

There are no material conflicts created by the Portfolio Manager's compensation structure. LSV does not utilize soft dollars.


HGI (as of July 31, 2005)

Thomas R. H. Tibbles, CFA



--------------------------------------------------------------------------------------

                                                           --------------------------
                              Total Number of Other
Other Accounts Managed by       Accounts Managed/                Number of Other
Thomas R. H. Tibbles, CFA         Total Assets               Accounts Managed/Total
                                                            Assets that are Subject
                                                              to Performance Fees
Registered Investment            4/$342,500,000                        0
Companies
Other Pooled Investment          2/$607,600,000                        0
Vehicles
Other Accounts                   15/$423,600,000                 1/$167,500,000
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------

Dollar value range of shares owned in the International Equity Fund: None.

Barry A. Lockhart, CFA



                                                              --------------------------
                                  Total Number of Other
Other Accounts Managed by           Accounts Managed/               Number of Other
Barry A. Lockhart, CFA                Total Assets              Accounts Managed/Total
                                                               Assets that are Subject
                                                                 to Performance Fees
Registered Investment                4/$342,500,000                       0
Companies
Other Pooled Investment              2/$607,600,000                       0
Vehicles
Other Accounts                       7/$423,600,000                 1/$167,500,000

------------------------------------------------------------------------------

Dollar value range of shares owned in the International Equity Fund: None.

Trevor Graham, CFA




                                                              --------------------------
                                  Total Number of Other
Other Accounts Managed by           Accounts Managed/               Number of Other
Trevor Graham, CFA                    Total Assets              Accounts Managed/Total
                                                               Assets that are Subject
                                                                 to Performance Fees
Registered Investment                4/$342,500,000                       0
Companies
Other Pooled Investment              2/$607,600,000                       0
Vehicles
Other Accounts*                      12/$423,600,000                1/$167,500,000


------------------------------------------------------------------------------

*Certain information disclosed under "Other Accounts" for Trevor Graham and Patrick Tan is as of June 30, 2005.

Dollar value range of shares owned in the International Equity Fund: None.


Patrick Tan




                                                              -----------------------------
                                   Total Number of Other
Other Accounts Managed by            Accounts Managed/           Number of Other Accounts
Patrick Tan                            Total Assets             Managed/Total Assets that
                                                               are Subject to Performance
                                                                          Fees
Registered Investment                 4/$342,500,000                        0
Companies
Other Pooled Investment               2/$607,600,000                        0
Vehicles
Other Accounts*                       9/$423,500,000                 1/$167,500,000


------------------------------------------------------------------------------

*Certain information disclosed under "Other Accounts" for Trevor Graham and Patrick Tan is as of June 30, 2005.

Dollar value range of shares owned in the International Equity Fund: None.

Compensation (HGI)

The Sub-Advisor compensates each Portfolio Manager for his or her management of the Fund. A Portfolio Manager's base salary is determined by the Manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by the Sub-Advisor's Human Resources Department. A Portfolio Manager's base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Each member of the Sub-Advisor's growth portfolio team, which is responsible for the management of the growth style portion of the MTB International Equity Fund, is subject to the terms of an employment agreement providing for a specified level of compensation, which level of compensation is reviewed annually by the Sub-Advisor's board of directors, but without any obligation to make any alteration in the base salary.

A Portfolio Manager's bonus is paid on an annual basis and is determined by a number of factors, including, but not limited to, performance of the fund and other funds managed relative to expectations for how those funds should have performed as compared to the Fund's benchmark (as provided in the Prospectus), given their objectives, policies, strategies and limitations, and the market environment during the measurement period. This performance factor is not based on the value of the assets held in the fund's portfolio. Additional factors include the Portfolio Manager's contributions to the investment management functions within the Sub-Advisor, contributions to the development of other investment professionals and supporting staff, and overall contributions to marketing, client service and strategic planning for the organization. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the Manager satisfies the objectives stated above.

Additionally, each member of the Sub-Advisor's growth portfolio team is entitled to participate in various equity plans provided by the Sub-Advisor's corporate parent, Hansberger Group, Inc. ("Group Inc.") including being awarded options to purchase a certain amount of common shares in Group, Inc. Further, certain members of the Sub-Advisor's growth team which is responsible for the management of the growth style portion of the MTB International Equity Fund have a share of the net revenues earned by the Sub-Advisor resulting from the investment portfolios managed by such growth team (the "revenue share"), which would include the MTB International Equity Fund. Eligibility to participate in the revenue share is conditioned upon the growth team's reaching a pre-defined level of profitability. The amount of the revenue share is determined by using a formula based on the amount of revenues generated by the growth team. Amounts payable to each member of the growth team from the revenue share are determined by the Sub-Advisor's chairman upon consultation with the growth team's chief investment officer.


Conflicts of Interest (HGI)

The Portfolio Managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Managers could favor one account over another. Another potential conflict could include the Portfolio Managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. In addition, some accounts charge performance fees which could enhance conflicts of interest in the allocation of investment opportunities. However, the Sub-Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.




SSgA FM (as of July 31, 2005)

Paul Moghtader, CFA




                                                             ----------------------------
                                 Total Number of Other
Other Accounts Managed by          Accounts Managed/            Number of Other Accounts
Paul Moghtader, CFA                   Total Assets            Managed/Total Assets that
                                                              are Subject to Performance
                                                                         Fees
Registered Investment               2 / $440,000,000                      0
Companies
Other Pooled Investment            24/$6,057,000,000                      0
Vehicles*
Other Accounts*                    55/$10,269,000,000                     0


------------------------------------------------------------------------------

*Pooled funds are counted once. Participants in pooled funds are not counted. Assets managed are for SSgA, comprised of all the investment management affiliates of State Street Corporation, including SSgA Funds Management, Inc.

Dollar value range of shares owned in the International Equity Fund: None.

Craig Scholl, CFA



-----------------------------------------------------------------------------------------

                                                             ---------------------------
                                 Total Number of Other
Other Accounts Managed by          Accounts Managed/           Number of Other Accounts
Craig Scholl, CFA                     Total Assets            Managed/Total Assets that
                                                             are Subject to Performance
                                                                        Fees
Registered Investment               2 / $440,000,000                      0
Companies
Other Pooled Investment             7/$2,583,000,000                      0
Vehicles*
Other Accounts*                    13/$1,067,000,000                      0

------------------------------------------------------------------------------

*Pooled funds are counted once. Participants in pooled funds are not counted. Assets managed are for SSgA, comprised of all the investment management affiliates of State Street Corporation, including SSgA Funds Management, Inc.

Dollar value range of shares owned in the International Equity Fund: None.



Didier Rosenfeld, CFA



-------------------------------------------------------------------------------

                                                       -----------------------
                                   Total Number of
Other Accounts Managed by               Other               Number of Other
Didier Rosenfeld, CFA             Accounts Managed/    Accounts Managed/Total
                                    Total Assets           Assets that are
                                                       Subject to Performance
                                                                Fees
Registered Investment                1/$152,000                   0
Companies
Other Pooled Investment              3/$186,000                   0
Vehicles*
Other Accounts*                      4/$220,000                   0
-------------------------------------------------------------------------------

------------------------------------------------------------------------------

*Pooled funds are counted once. Participants in pooled funds are not counted. Assets managed are for SSgA, comprised of all the investment management affiliates of State Street Corporation, including SSgA Funds Management, Inc.

Dollar value range of shares owned in the International Equity Fund: None.

Compensation (SSgA FM)

The compensation of SSgA FM's investment professionals is based on a number of factors. The first factor considered is external market. Through extensive compensation survey processes, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. The data are then used to determine a competitive baseline in the areas of base pay, bonus, and long term incentives (i.e. equity). The second factor taken into consideration is the size of the pool available for this compensation. SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of SSgA and SSgA FM. The determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone's compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining equity allocations.

Conflicts (SSgA FM)

A Portfolio Manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund. Potential conflicts may arise out of (a) the Portfolio Manager's execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the Portfolio Manager's accounts with the same strategy.

A potential conflict of interest may arise as a result of the Portfolio Manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the Portfolio Manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The Portfolio Manager may also manage accounts whose objectives and policies differ from that of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the Portfolio Manager may have adverse consequences for another account managed by the Portfolio Manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees - the difference in fees could create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the Portfolio Manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

SSgA FM does not utilize soft dollars."


DePrince, Race and Zollo, Inc.

Gregory M. DePrince, CFA





                                  Total Number of Other
Other Accounts Managed by           Accounts Managed/
Gregory M. DePrince, CFA              Total Assets*
Registered Investment               4 / $283,948,448
Companies
Other Pooled Investment             2 / $204,165,503
Vehicles
Other Accounts                     83/ $2,564,243,845
*None of the Accounts has an advisory fee that is based on the performance of the account.
------------------------------------------------------------------------------

Dollar value range of shares owned in the Equity Income Fund: None.

Jill M. Lynch





                                  Total Number of Other
Other Accounts Managed by           Accounts Managed/
Jill M. Lynch                         Total Assets*
Registered Investment               4 / $283,948,448
Companies
Other Pooled Investment             2 / $204,165,503
Vehicles
Other Accounts                     83/ $2,564,243,845

------------------------------------------------------------------------------

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Equity Income Fund: None.

Compensation Structure (DRZ)

As a boutique firm, DRZ has been able to create an entrepreneurial atmosphere that allows for significant personal and professional growth for all employees. The compensation structure consists of a base salary and a profit sharing program, which is based on firm profitability and individual contribution. Portfolio Managers' bonuses are tied to product performance and stock selection versus the benchmark. Performance is based on outperformance of an appropriate index. Subjective measurement is also included. Portfolio Managers are not compensated for bringing in new business. DRZ's compensation structure aligns their portfolio managers and analysts' interests with the interest of their clients.

Portfolio Managerss' bonuses are tied in part to product outperformance of the Russell 1000 Value and individual stock selection outperformance over a 12 month period.

Conflicts of Interest (DRZ)

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

o The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. DePrince, Race & Zollo, Inc. seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

o If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, DePrince, Race & Zollo, Inc. has adopted procedures for allocating portfolio transactions across multiple accounts.

o With respect to many of its clients' accounts, DePrince, Race & Zollo, Inc. determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, DePrince Race & Zollo Inc. may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, DePrince Race & Zollo Inc. may place separate, non-simultaneous, transactions for a Fund and other accounts, which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

o The Fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory requirements, the Fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager.

DePrince Race & Zollo Inc. has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.


CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING
As required by SEC rules, the Funds, their Adviser and Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Advisor authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the Advisor's policies and procedures for voting the proxies, which are set forth in their entirety below.




                        MTB INVESTMENT ADVISORS, INC.
                             PROXY VOTING POLICY

                                 INTRODUCTION
      MTB Investment Advisors, Inc. acknowledges that among its duties as a fiduciary to its clients is the obligation to protect the interests of its clients by voting the shares held by its clients' accounts. In order to ensure that shares are voted in all appropriate circumstances, Adviser will exercise voting discretion as to all shares unless voting discretion is specifically reserved for the client or assigned to a third party in the advisory contract. To ensure that shares are voted in a consistent manner and in the best interest of its clients, Adviser has adopted this Proxy Voting Policy.

                        GENERAL STANDARDS AND APPROACH
      Each year, the Adviser receives hundreds of proxy solicitations with respect to voting securities held in client accounts. The matters to be voted upon may be proposals of management or of stockholders, and cover a diverse assortment of complex issues. Whether the interests of shareholders are best served by a vote "for" or "against" a proposal often depends upon the context, the effects that adoption could have on the company's business, and the motivations of the parties making the proposal. These determinations require a considerable investment of time, resources and expertise.
      Given the sheer volume of proxies, and the broad spectrum of issues to be voted upon, the proxy voting process represents a considerable administrative burden. In order to efficiently discharge its duty to vote proxies, Adviser has engaged a third party, Institutional Shareholder Services, Inc. ("ISS") to perform the function of analyzing and providing recommendations on voting proxies.
      ISS is the acknowledged industry leader in assisting institutional shareholders with the types of proxy analysis described above. Adviser has reviewed the policies and considerations applied by ISS in voting proxies and found them to be fully consistent with the policies of Adviser, which are set forth in detail herein. Accordingly, Adviser will generally follow the ISS recommendations in voting proxies.
      In general, Adviser believes that it is in the best interests of its clients to vote its clients' shares so as to promote the alignment of the interests of corporate management with the interests of its shareholders, to improve the accountability of corporate management to its shareholders, to reward good performance by management, and to approve proposals that Adviser believes will result in financial rewards for its clients.
      Adviser reserves the right to override any voting policy stated below when it believes that a vote contrary to a policy would be in the best interest of Adviser's clients. Any vote contrary to a stated policy must be approved by the Trade Management Oversight Committee of the Adviser's Board of Directors, or that Committee's designee. A written summary of the considerations in making the voting decision should be prepared and retained with the records of the proxy.
      Adviser believes that addressing its proxy voting obligations as described in this Proxy Voting Policy will promote the best interests of shareholders, and therefore, will be in the best interests of Adviser's clients.



                            CONFLICTS OF INTEREST


      Adviser may have a conflict of interest in voting a particular proxy.
A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.
      The Trade Management Oversight Committee has reviewed a copy of the ISS policies, procedures and practices regarding potential conflicts of interest that could arise in ISS proxy voting services to Adviser as result of business conducted by ISS. The Trade Management Oversight Committee believes that the policies, procedures and practices followed by ISS minimize the potential conflicts of interest by ISS in making voting recommendations to Adviser.
      Whenever a portfolio manager determines that it is in a client's best interest to vote on a particular proposal in a manner other than in accordance with the guidelines set forth in this Proxy Voting Policy, or the policy does not address how to vote on the proposal, the portfolio manager shall present the matter to the Trade Management Oversight Committee, which shall be responsible for evaluating information relating to conflicts of interest in connection with the voting of the client proxy.
      For purposes of identifying conflicts under this policy, the Trade Management Oversight Committee will rely on publicly available information about a company and its affiliates, information about the company and its affiliates that is generally known by employees of Adviser, and other information actually known by a member of the Trade Management Oversight Committee.
      In the event that the Trade Management Oversight Committee determines that Adviser has a material conflict of interest with respect to a proxy proposal, then Adviser shall either:
            1. Vote on the proposal in accordance with the recommendation of the Trade Management Oversight Committee or that committee's designee;
            OR
            2.  Prior to voting on the proposal, either:
            (i) Contact an independent third party (such as another plan fiduciary) to recommend how to vote on the proposal and will vote in accordance with the recommendation of such third party (or have the third party vote such proxy); or
            (ii) Fully disclose the nature of the conflict to the client(s), and obtain the client's consent as to how Adviser will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).
      Adviser may not address a material conflict of interest by abstaining from voting, unless the Trade Management Oversight Committee (or that committee's designee) has determined that not voting the proxy is in the best interest of a client. However, as indicated above, there may be other circumstances where Adviser determines that refraining from voting a proxy is in the client's best interest and the existence of a material conflict of interest shall not affect such a determination.
      The Trade Management Oversight Committee shall document the manner in which proxies involving a material conflict of interest have been voted by Adviser as well as the basis for any determination that Adviser does not have a material conflict of interest in respect of a particular matter.
ROUTINE MATTERS
VOTING FOR DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS.
Adviser will vote for the candidates nominated by management in uncontested elections unless there is a basis or reason for opposing such candidates, in which event Adviser shall withhold its vote for such candidates.
To the extent practicable, Adviser will consider the following factors when assessing reasons for opposing candidates in uncontested elections and making case-by-case voting determinations in contested elections:
    o Long-Term Corporate Performance Record. When Adviser believes that there has been consistent underperformance by a company, Adviser will consider the potential for effecting change when evaluating incumbent candidates and first-time candidates. As part of this consideration, Adviser will examine the company's financial performance measures, market-based performance measures, S&P Common Stock rankings, and any other applicable performance measures.
    o Composition of the Board and Key Board Committees. Adviser will consider a director to be independent if he or she has no connection to the company other than a board seat. Even if the board member has served on the board for over ten years, he/she will still be considered to be an independent director.
      Key board committees such as audit, compensation, and nominating committees should be composed entirely of independent directors. Votes for insider directors will normally be withheld if they serve on any of these committees. In addition, votes for inside directors should be withheld in instances where the full board serves as the audit, compensation, or nominating committee or in instances where the company does not have one of these committees.
    o Attendance at Meetings. An incumbent candidate should have attended at least 75 percent of the board and committee meetings. Mitigating circumstances for absenteeism may include the convening of relatively few meetings and other reasonable justifications that are not likely to reoccur.
    o Director's Investment in the Company. Ownership of a significant block of stock is a positive factor because it tends to align the director's interests with those of the shareholders. The lack of any stock holding or a small holding may be a negative factor in the absence of an explanation. Stock ownership should not be a factor in the case of candidates, such as academics or religious leaders, who may be qualified to serve but lack the wealth to buy stock.
    o Retired Chief Executive Officers (CEOs). Nominations of retired CEOs to boards of the companies they headed are generally not favored but may be supported in exceptional circumstances. For example, the nomination of a retired CEO with an outstanding record of performance by a nominating committee composed of independent directors would be viewed more favorably than the nomination of a former CEO with a lackluster performance record by directors who owe their positions to him.
    o Number of Other Board Seats. A candidate generally should not serve on more than four boards at once (except boards of registered investment companies that are a family of funds), especially if he or she holds a regular, full-time position apart from being a director.
    o Other Factors. Any other factor bearing on the qualifications of candidates to serve as directors, including but not limited to conviction of a crime, payment of greenmail, appearance of entrenchment, interlocking directorships, etc., may be considered.
RATIFYING AUDITORS.
Adviser will vote for resolutions to ratify auditors, unless there is reason to believe the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

CHANGES IN CORPORATE GOVERNANCE AND SHAREHOLDER RIGHTS
MAJORITY OF INDEPENDENT DIRECTORS.
Adviser will generally vote for shareholder resolutions seeking boards composed of a majority of independent directors.
Adviser will vote for shareholder resolutions seeking board audit committees, compensation committees, and nomination committees composed exclusively of independent directors.
Exceptions to the rule may be made where the board is already sufficiently independent and is fulfilling its fiduciary duty making support of such proposals unnecessary.
STAGGERED VERSUS ANNUAL ELECTIONS.
Adviser will vote for proposals to repeal classified boards and elect all directors annually.
Adviser will vote against proposals to classify boards.
A classified Board is one in which all directors are not elected in the same year; rather the directors' terms of office are staggered. This eliminates the possibility of removing entrenched management at any one annual election of directors.
CUMULATIVE VOTING.
Adviser will vote for proposals to permit cumulative voting in cases where there are insufficient good governance provisions and against in cases where there are sufficient good governance provisions.
Adviser will vote against proposals to eliminate cumulative voting.
Most corporations provide that shareholders are entitled to cast one vote for each director for each share owned, which is the so-called "one share, one vote" standard. A minority of companies allow cumulative voting, which permits shareholders to distribute the total number of votes they have in any manner they see fit when electing directors. For example, if a shareholder owns 50,000 shares and three director seats are open for election, the shareholder may cast 150,000 votes for one candidate (or otherwise distribute his 150,000 votes as he desires).
While cumulative voting can be an important tool to promote management accountability, the need for such a policy should be evaluated in concert with the company's other governance provisions. If there are other safeguards to ensure that shareholders have reasonable access and input into the process of nominating and electing directors, cumulative voting in not essential. However, it would be necessary for a company's governing documents to contain the following provisions for Adviser to vote against providing for cumulative voting:
(a) Annually elected board;
(b) Majority of board composed of independent directors;
(c) Nominating committee composed solely of independent directors;
(d) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests);
(e) Ability of shareholders to call special meetings or to act by written consent with 90 days' notice;
(f) Absence of superior voting rights for one or more classes of stock. For example, an unacceptable structure could consist of two classes of stock where Class A stock was entitled to one vote per share and Class B stock was entitled to 10 votes per share;
(g) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders;
(h) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead hand poison pill);
(i) (Optional) Published statement of board governance guidelines, including a description of the process for shareholders to submit director nominees that ensures valid nominees are considered.
In addition to these desired governance provisions, the company's performance must be comparable to that of its peers or the board must have demonstrated its focus on increasing shareholder value by taking action to improve performance. For example, the board may have recently replaced management or changed strategic direction.
PREEMPTIVE RIGHTS.
Adviser will vote on a case-by-case basis regarding shareholder proposals seeking preemptive rights.
Preemptive rights guarantee existing shareholders the first opportunity to purchase shares of new stock issues in the same class they already own and in an amount equal to the percentage of stock they own. While shareholders may not choose to exercise their right, it at least affords them some protection from involuntary dilution of their ownership interest, as well as an opportunity to save a brokerage commission. The absence of these rights could cause stockholders' interest in a company to be reduced by the sale of additional shares without their knowledge and at prices that are unfavorable to them. Generally, we do not believe the cost of implementing preemptive rights is justified by the value added to shareholders. In evaluating proposals on preemptive rights, Adviser will look at the size of the company and the characteristics of its shareholder base.
STOCK OWNERSHIP REQUIREMENTS.
Adviser will vote against shareholder resolutions requiring directors to own a minimum amount of company stock to qualify as a director or remain on the board.
TERM OF OFFICE.
Adviser will vote against shareholder proposals to limit the tenure of outside directors.
AGE LIMITS
Adviser will vote against shareholder proposals to impose mandatory retirement age for outside directors.
DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION.
Adviser will vote for proposals for indemnification and liability protection that satisfy the following conditions: (1) the director must have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, (2) such protection does not extend beyond legal expenses to acts involving gross negligence or other violations of the duty of care that exceed reasonable standards, (3) such protection does not extend to acts involving a breach of the duty of loyalty or self dealing, (4) such protection does not limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care; and (5) such protection does not extend to acts involving criminal activity. Adviser will vote against proposals that are overly broad.
SEPARATING CHAIRMAN AND CEO.
Adviser will vote shareholder proposals requiring that the positions of chairman and CEO be held separately on a case-by-case basis.
In cases in which corporate performance is average or better relative to a peer group and market index, Adviser will vote against shareholder proposals to separate the positions. In cases in which performance is below average, Adviser will generally vote for resolutions to separate the positions, especially if the same person has held both positions over a sustained period of underperformance.
SHAREHOLDERS' ABILITY TO REMOVE DIRECTORS.
Adviser will vote against proposals that provide that directors may be removed only for cause.
Adviser will vote for proposals to restore shareholder ability to remove directors with or without cause.
Adviser will vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Adviser will vote for proposals that permit shareholders to elect directors to fill board vacancies.
Shareholders' ability to remove directors, with or without cause, is either prescribed by a state's business corporation law, an individual company's articles of incorporation, or its bylaws. Many companies have solicited shareholder approval prohibiting the removal of directors except for cause (guilty of self-dealing, fraud, or misappropriation of company assets). This type of prohibition insulates the directors from removal by shareholders even if the director has been performing poorly, not attending meetings, or not acting in the best interest of shareholders. In addition, proposals will often be bundled to contain provisions which specify that if a board vacancy exists, only the continuing directors may appoint new directors to fill the vacancies, further insulating the board by allowing directors to fill a vacancy of a board member removed by shareholders.
SHAREHOLDERS' ABILITY TO CALL SPECIAL MEETINGS.
Adviser will vote against proposals to restrict or prohibit shareholder ability to call special meetings.
Adviser will vote for proposals that remove restrictions on the right of shareholders to call special meetings independently of management.
According to the Institutional Shareholder Services, Inc. (ISS) database, most state corporation statutes allow shareholders to call a special meeting when they want to take action on certain matters that arise between regularly scheduled annual meetings. The laws in some states vest corporations with the discretion to limit or deny altogether the right of shareholders to call a special meeting. States that provide this right may require that the shareholder proponent, or group of shareholders, own a specified percentage of the outstanding shares (10 percent is a common requirement) to bring the proposal for a special meeting to a shareholder vote. The percentage of shareholder votes required to force the corporation to call a special meeting varies from state to state. ISS reports that 129 of the S&P 500 companies either do not provide for the right of shareholders to call special meetings or place voting restrictions on the right. The remaining 371 companies allow the right to call special meetings.
Special meetings give shareholders the ability to take such actions as removing directors, initiating a shareholder resolution, or responding to a beneficial offer if the bidder cannot call a special meeting, without having to wait for the next scheduled meeting. The inability to call a special meeting could be detrimental to the interests of shareholders.
The most common management proposals regarding special meetings seek higher vote requirements to call special meetings or elimination of the right to special meetings. These management proposals also may contain supermajority voting requirements for the amendment of special meeting restrictions, which effectively lock the restrictions in place. Shareholder resolutions regarding special meetings typically call for the restoration or expansion of the right to call special meetings.


SHAREHOLDERS' ABILITY TO ALTER THE SIZE OF THE BOARD.
Adviser will vote for proposals that seek to fix the size of the board. Adviser will vote against proposals that give management the ability to alter the size of the board without shareholder approval.
SHAREHOLDERS' ABILITY TO ACT BY WRITTEN CONSENT.
Adviser will vote against proposals to restrict or prohibit shareholders from taking action by written consent.
Adviser will vote for proposals to allow or make easier shareholder action by written consent.
A consent solicitation is similar to a proxy solicitation: consents are mailed to shareholders for their vote and signature, and they are then delivered to management. The only procedural difference is that the consent process ends with delivery of the consents. If enough consents are returned, the subject of the consent is deemed ratified. By contrast, a proxy solicitation must end with a meeting because proxy cards merely authorize the indicated "proxy" to cast a vote at a shareholder meeting. A signed consent is itself a final vote and, as such, does not require a vote by proxy at a shareholder meeting.
Consent solicitations can be advantageous to both shareholders and management because the process is less expensive than holding a physical meeting, and shareholders can simply respond to the proposal by mail. Institutional Shareholder Services, Inc. (ISS) reports that 350 of the S&P 500 companies allow shareholder action by written consent. The remaining 150 companies either do not allow action by written consent or place restrictions on such action.
Many states require a unanimous shareholder vote for the subject of a consent solicitation to become effective, according to ISS. In other states, consent subjects are ratified if the consent vote matches the ratification vote required at a shareholder meeting.
Detractors of the ability to act by written consent argue that since shareholders are not required to provide advance notice to the SEC of their intention to take action by written consent, a consent solicitation aimed at replacing a board or other takeover measure can be inherently coercive because it does not allow shareholders enough time to evaluate their actions properly. Shareholder rights advocates counter that institutional investors possess the expertise and resources to evaluate a consent solicitation in the allotted time.
PROXY CONTESTS
VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS.
Contested elections involving the nomination of an entire board of directors in opposition to the current board (hostile takeover) or the nomination of a minority of directors in opposition to the management slate (proxy contest) shall be voted on a case-by-case basis with the vote determined by the Adviser's Trade Management Oversight Committee or that Committee's designee. Among the relevant considerations for a determination of the vote are the overall long-term financial performance of the target company, management's track record, background of the proxy contest, qualifications of director nominees, evaluation of the positions of both sides and likelihood of accomplishing proposed objectives, and stock ownership holdings.
REIMBURSING PROXY SOLICITATION EXPENSES.
Adviser will vote shareholder proposals that provide for full reimbursement for dissidents waging a proxy contest on a case-by-case basis.
Generally, the reimbursement system is currently biased as reimbursement for incumbents is rarely denied with reimbursement of dissidents only being paid if they gain control of the company. Factors to be considered in determining how to vote include the identity of persons who will pay solicitation expenses, estimated total cost of solicitation, total expenditures to date, fees to be paid to proxy solicitation firms, and the terms of a proxy contest settlement, if applicable. If the request for reimbursement is after the proxy contest, consider the percentage of the votes captured by the dissidents and management, the issues involved, and the expected benefits resulting from the proxy contest as well as the total amount requested in efforts to estimate a reasonable cost for lawyer fees, professional solicitors, investment bankers, travel costs, mailing and printing.


COMPENSATION
EXECUTIVE COMPENSATION PLANS.
Adviser will vote on stock option plans, incentive plans, and other executive compensation plans on case-by-case determinations of reasonableness.
Adviser will evaluate executive compensation plans by measuring shareholder value transfer (SVT) using a Binomial Model developed by Institutional Shareholder Services (ISS), which is a variation of the widely known Black-Scholes mathematical option pricing formula and allows for the possibility of early option exercise and other characteristics unique to nonpublicly traded options, and voting power dilution (VPD). Voting power dilution is the relative reduction in voting power as stock-based incentives are exercised and existing shareholders' proportional ownership in a company is diluted. SVT and VPD, as calculated by ISS, are compared to an industry-specific, market cap-based benchmark (allowable cap) calculated by ISS. If SVT and VPD are less than the allowable cap, Adviser will generally vote in favor of the plan; if SVT and VPD are greater than the allowable cap, Adviser will generally vote against the plan. Although no single factor below may be dispositive of a voting determination, other factors to be considered are as follows:
    o Option Exercise Price. Adviser does not favor option exercise prices for executives that are less than 100 percent of fair market value at the grant date.
    o Replacing or Repricing Awards or Grants. Adviser does not favor stock option plans with provisions that allow the repricing of options already granted at a lower exercise price or that allow participants to swap options already granted for lower priced options. (This policy relates to so-called "underwater" options, for which the stock price has dropped below the exercise price.) An exception may be considered if the decline in stock price results from a market phenomenon rather than company-specific poor performance.
    o Omnibus or Blank Check Stock Plans. Adviser does not favor "omnibus" or "blank check" stock plans that give directors broad discretion to decide how much and what kind of stock to award, when to make awards, and to whom the awards should be made. (Omnibus plans authorize five or more different types of awards.)
    o Pyramiding. Adviser generally does not favor "pyramiding," a cashless form of stock option exercise that permits the payment for stock options with previously owned, appreciated shares in successive, short-term transactions, thus pyramiding a small stock holding into a larger holding.
    o Stock Appreciation Rights. Adviser does not favor stock appreciation rights, which allow the recipient to collect, in cash, the difference between the exercise price and the market price of an option without having to make a personal cash outlay to exercise the option.
    o Reload Options (also termed Restoration Options, Incremental Stock Ownership, or Accelerated-Ownership Options). Adviser does not favor reload stock options, which is a compensation scheme that grants a new option for each exercise of a plan participant's stock options. Reloads come into play only when an option holder pays to exercise with stock; the new option is granted for shares turned in, at the current market price. The risk that a plan participant will not have captured the highest stock price is eliminated because every time an option is exercised, another option replaces the exercised option. This enables the participant to continue to realize all the upside potential inherent in the original stock option grant.
    o Restricted Stock. Adviser does not favor grants of stock that are subject to restrictions but cost the recipient little or nothing and are not aligned with performance goals. Such shares are usually subject to forfeiture if the recipient leaves the company before a specified period of time. The restrictions usually lapse over three to five years, during which time the recipient cannot sell his shares but is typically entitled to vote the stock and receive dividends.
    o Change of Control Features. Adviser does not favor stock option plans that incorporate provisions for acceleration or cash-out upon a change in control of the company (e.g., mergers and acquisitions).
    o Loans to Executives. Adviser generally does not favor allowance of corporate loans to company officers for the purpose of buying stock, especially if the loans are at subsidized interest rates.
    o Amendments. Adviser does not favor plans that authorize the Board of Directors or its Compensation Committee to materially amend a plan without shareholder approval.
DIRECTOR COMPENSATION.
Adviser will vote for director compensation plans on a case-by-case basis. Adviser favors director compensation plans that include a large component of stock-based compensation in proportion to the cash component. The same factors for assessing the reasonableness of executive compensation plans may be applied to director compensation proposals.

SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY.
Adviser will vote for shareholder proposals to limit executive and director compensation on a case-by-case basis.
Adviser will vote for shareholder proposals seeking additional disclosure of executive and director pay information that is relevant to voting determinations under this policy.
The policy considerations identified above for voting determinations on executive compensation plans may be relevant to determinations on shareholder proposals to limit executive and director compensation. Adviser opposes shareholder proposals that impose arbitrary limits on compensation.
GOLDEN AND TIN PARACHUTES.
Adviser will vote for shareholder proposals to submit golden and tin parachutes to shareholders for ratification.
Adviser will vote on a case-by-case basis for proposals to ratify or cancel golden or tin parachutes.
Management occasionally will propose a compensation plan that is triggered by both a change in control of the company (e.g., hostile takeover or merger) and termination of employment. These plans are commonly known as "golden parachutes" in the case of top management and "tin parachutes" in the case of middle management and other non-highly compensated employees. Shareholders should be allowed to vote on all plans of this type. Adviser will vote against parachute proposals that can be triggered by a mechanism or procedure that is within the control of management or that exceed three times the annual base salary and bonus of the recipients. The fact that a proposal includes reasonable provisions for guaranteed retirement and other benefits should not be viewed negatively.
EMPLOYEE STOCK OWNERSHIP PLANS (ESOP).
Adviser will vote for proposals seeking shareholder approval to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is excessive (i.e., usually greater than 5 percent of the outstanding shares).
ESOPs are stock bonus plans, or combinations of stock bonus plans and money purchase pension plans, which qualify under the Internal Revenue Code of 1986, ERISA, and other statutory and regulatory requirements. The plans are designed to defer a portion of current employee income for retirement purposes.
EMPLOYEE STOCK PURCHASE PLANS.
Adviser will vote for proposals with an offering period of 27 months or less and voting power dilution (VPD) of ten percent or less and will vote against all other proposals.
Employee stock purchase plans give employees an opportunity to purchase stock (usually at a discount to market), primarily through payroll deductions. Such plans can lead to greater commitment from employees, provide performance incentives, and allow workers to share in the growth potential of their employer.
401(k) EMPLOYEE BENEFIT PLANS.
Adviser will vote for proposals to implement 401(k) savings plans for employees.
MERGERS AND CORPORATE RESTRUCTURINGS
MERGERS AND ACQUISITIONS.
Adviser will normally vote with management when a corporation is merging with, or into, or acquiring, or being acquired by another firm or company on a friendly basis. Hostile bids will be considered on a case-by-case basis. Adviser's vote on proposed mergers or acquisitions should promote the long-term financial interest of its clients' accounts. Among the factors to be considered are:
    o existence of clear, long-term benefits to shareholders, such as demonstrable stock price appreciation;
    o whether a "fairness opinion" has been issued and, if so, its quality and the credibility of the provider;
    o anticipated financial and operating benefits, including synergies to be obtained, if any;
    o offer price;
    o preservation or elimination of shareholder rights;
    o whether insiders would acquire control blocks of stock or receive excessive compensation or takeover cash-outs;
    o other options that may be available.

ASSET SALES.
Adviser will vote for asset sales that yield reasonable value and that serve a stated corporate purpose, such as debt reduction, shedding an unprofitable business, elimination of diseconomies of scale or negative synergies, raising needed capital, etc.
Asset sales are often accompanied by an investment banker's opinion that compares the sale transaction with similar deals. The market response to the announcement of a proposed asset sale may also provide an indication of its effect on shareholders.

SPIN-OFFS.
Adviser will vote for spin-offs that add economic value to its clients' investment.
A spin-off is a corporate strategy that divides a segment or division of a large company into a separate corporate entity, the shares of which are distributed to existing shareholders as a bonus or dividend. By way of example, a corporation may spin off a business that is unprofitable or distracts from its core business. Among the factors that should be considered are the following:
    o tax and regulatory advantages;
    o market reaction to the announcement of proposed spin-off;
    o effects of spin-off on parent company;
    o planned use of sale proceeds;
    o managerial incentives that promote entrepreneurial behavior and better control over operations; and
    o possible motivation to thwart takeover attempts.

LIQUIDATIONS.
Adviser will vote on liquidations on a case-by-case basis after considering management's efforts to pursue other alternatives, the appraisal value of the assets, and the compensation plan for the executives managing the liquidation.
Although obviously not good news for long-term investors, a voluntary liquidation is generally more attractive for shareholders than either a bankruptcy or an offer for the company as a whole that is less than the value of its assets.
APPRAISAL RIGHTS.
Adviser will vote for proposals to restore or confer rights of appraisal. Mergers and other corporate restructuring transactions are subject to appraisal rights in many states. Rights of appraisal provide shareholders that are not satisfied with the terms of certain corporate transactions the right to demand a judicial review to determine a fair value for their shares. Appraisal rights also serve another important interest. If a majority of shareholders approve a given transaction, the exercise of appraisal rights by a minority shareholder will not necessarily prevent the transaction from taking place. If a small minority of shareholders succeed in obtaining what they believe to be a fair value, appraisal rights may benefit all shareholders. The downside of appraisal rights is that if enough shareholders dissented and the courts found that a transaction's terms were unfair, appraisal rights could prevent a transaction that other shareholders had already approved.
Unless a shareholder is certain that his stock is substantially undervalued in, for example, a merger transaction, initiating the appraisal process would not be worth the time, trouble, and expense. The dissenting shareholder also faces the possibility that he will receive less for his shares than the nondissenting group, which has happened.
BLANK CHECK PREFERRED STOCK.
Adviser will vote against proposals authorizing creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Adviser will vote for proposals to create blank check preferred stock in cases where the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.
Adviser will vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Adviser will vote against proposals to increase the number of blank check preferred shares authorized for issuance when no shares have been issued or reserved for a specific purpose.
Adviser will vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.
Preferred stock is technically an equity security, but has certain features which liken it to debt instruments, such as fixed dividend payments, seniority of claims status over common stock and, in most cases, no voting rights (except on matters that affect the seniority of preferred stock as a class). The terms of "blank check" preferred stock give the board of directors the power to issue shares of preferred stock at their discretion--with voting, conversion, distribution, and other rights to be determined by the board at the time of issue.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK.
Adviser will vote for shareholder proposals to have blank check preferred stock placements, other than those issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.
DEBT RESTRUCTURINGS.
Adviser will vote on proposals to increase common and/or preferred stock and to issue shares as part of a debt restructuring on a case-by-case basis. Factors which Adviser will consider when review debt restructurings proxies include dilution of ownership interest, change in control of the company, and potential for the company to go bankrupt should the restructuring not be approved.

TENDER OFFER DEFENSES
SHAREHOLDER RIGHTS PLANS ("POISON PILLS").
Adviser will vote for shareholder proposals calling for a company to submit its poison pill for shareholder ratification.
Adviser will generally vote against management proposals to adopt poison pills and for shareholder proposals to eliminate such poison pills.
Adviser may consider supporting a poison pill if the following factors are present:
    o 20% or higher flip-in level (a flip-in provision provides that shareholders of the target company are given the right to purchase, at a discount, shares of their own company should the acquirer surpass a specified ownership threshold);

    o sunset provisions of five years or less;
    o shareholder redemption feature: If the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill; and

    o no dead-hand or no-hand features.
FAIR PRICE PROVISIONS.
Adviser will vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
Adviser will vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.
Standard fair price provisions require that, absent board or shareholder approval of the acquisition, a bidder for the company must pay the remaining shareholders the same price for their shares as was paid to buy the control shares (usually between 5 to 20 percent of outstanding shares) that triggered the provision. This requirement tends to make the cost of acquisition prohibitively expensive. An acquirer may avoid such a pricing requirement by obtaining the support of at least a majority of disinterested shares (fair price provisions often require a supermajority vote requirement that may effectively prevent an acquirer from obtaining relief from shareholders). GREENMAIL.
Adviser will vote for proposals to adopt antigreenmail charter or bylaw amendments or to otherwise eliminate a company's ability to make greenmail payments.
Adviser will vote on a case-by-case basis regarding antigreenmail proposals when they are bundled with other charter or bylaw amendments.
Greenmail payments are targeted stock repurchases by management from a party seeking control of the company, usually at a substantial premium over the market value of the shares.
PALE GREENMAIL.
Adviser will generally vote on a case-by-case basis for restructuring plans that involve the payment of pale greenmail.
Pale greenmail is nothing more than an effort by management and greenmailers to disguise the true nature of their transaction behind the veil of a restructuring or public share acquisition (as opposed to a targeted share acquisition). In general, the company will acquire all the shares of a certain shareholder(s) and then buy back a percentage of the remaining shares outstanding at an amount equal to or greater than the purchase price of the investor who targeted the company. Normally, this will result in a drop in the share value following the transaction that is greater than any premium received. However, since pale greenmail is typically disguised as part of a restructuring effort, it is not easily discovered. Even when discovered, the benefits to the proposed restructuring may outweigh the negative effects of the proposed share repurchase. Therefore, Adviser will evaluate restructuring plans that include the payment of pale greenmail on a case-by-case basis. UNEQUAL VOTING RIGHTS.
Adviser will vote against proposals that would create different classes of stock with unequal voting rights, such as dual class exchange offers and dual class recapitalizations.
Adviser adheres to the "one share, one vote" philosophy: all holders of common equity must be treated equally.


SUPERMAJORITY VOTE REQUIREMENTS.
Adviser will vote against management proposals to require a supermajority shareholder vote to approve charter or bylaw amendments or to approve mergers and other significant business combinations.
Adviser will vote for shareholder proposals to lower such supermajority requirements.
WHITE SQUIRE PLACEMENTS.
Adviser will vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.
White Squire Placements are placements of large blocks of corporate securities, or blank check preferred stock, with friendly third parties. This practice was followed by a series of placements done before a tender offer was threatened - the white squire placement - either to a private investor, a company's ESOP, another corporation or to an investment fund. These placements may possibly dilute existing shareholders' equity and voting positions.




PROPOSALS DESIGNED TO DISCOURAGE MERGERS AND ACQUISITIONS IN ADVANCE.
Adviser will generally vote against proposals that direct board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids, unless the Adviser's investment mandate from the client directs Adviser to consider social implications of the account's investments. These provisions direct Board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids. This catchall apparently means that the perceived interests of customers, suppliers, managers, etc. would have to be considered along with those of the shareholder. These proposals may be worded: "amendments to instruct the Board to consider certain factors when evaluating an acquisition proposal." Directors are elected primarily to promote and protect shareholder interests. Directors should not allow other considerations to dilute or deviate from those interests.
STATE TAKEOVER STATUTES.
Adviser will vote for proposals to opt out of state takeover statutes (control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, and disgorgement provisions) that are harmful to the long-term interests of shareholders.
Control Share Acquisition Statutes are a prevalent form of state-sponsored antitakeover legislation. Such statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds (e.g., for Pennsylvania companies, those thresholds are 20%, 33%, and 50%). Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested investors.
Control Share Cash-Out Statutes give dissident shareholders the right to "cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.
Freezeout Provisions force an investor who surpasses a certain ownership threshold in a company (usually between ten percent and 20 percent) to wait a specified period of time (usually two to five years) before gaining control of the company.
Fair Price Provisions contain a requirement that board and shareholder approval be obtained for all takeover bids that do not meet predetermined fair price standards.
Stakeholder laws permit directors, when taking action, to weigh the interests of constituencies other than shareholders - including bondholders, employees, creditors, customers, suppliers, the surrounding community, and even society as a whole - in the process of corporate decision making. In other words, such laws allow directors to consider nearly any factor they deem relevant in discharging their duties.
Disgorgement Provisions require that an acquirer or potential acquirer of more than a certain percentage of a company's stock pay back, or disgorge to the company, any profits realized from the sale of that company's stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor's gaining control status are subject to these recapture-of-profit provisions.
Antitakeover laws tend to entrench management by making it difficult to effect a change in control of the corporation. Such laws are often not in the best interests of the institutional investor because they decrease the chances of realizing full shareholder value.

MISCELLANEOUS CORPORATE GOVERNANCE ISSUES
SHARE REPURCHASE PROGRAMS.
Adviser will vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms. REDUCING PAR VALUE OF COMMON STOCK.
Adviser will vote for management proposals to reduce the par value of common stock.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS.
Adviser will vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.
REVERSE STOCK SPLITS.
Adviser will vote for management proposals to implement a reverse stock split when the number of shares will be proportionately reduced or to avoid delisting.
Adviser will vote case-by-case on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue.
A reverse stock split is an exchange of a greater number of shares for a lesser number to increase the share price. The objective typically is to place the company's shares in an optimal trading range.
How could the number of authorized common shares increase to more than 100 percent of existing authorized shares in a reverse stock split, which should reduce the number of shares of common stock? Many companies reduce the number of outstanding shares of common stock through a reverse stock split but fail to reduce proportionately the number of shares authorized for issue. The result may effectively be a large increase in authorized share, in which case Adviser will evaluate the proposal as if it were a request for additional authorized shares. In extraordinary cases, Adviser will approve an increase in authorized shares resulting from a reverse split which would create a number of available shares in excess of the threshold amount if delisting of the company's stock is imminent and would result in greater harm to Adviser than the excessive share authorization.

INCREASE AUTHORIZED COMMON STOCK.
Adviser will vote case-by-case on proposals to increase the number of shares of common stock authorized for issuance after analyzing the company's industry and performance in terms of shareholder returns.


Adviser will vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Authorized common shares allow management to issue new stock in the future for ordinary business purposes such as raising new capital, funding stock compensation programs, funding business acquisitions, implementing stock splits, and paying stock dividends. (By contrast, outstanding common shares are the common stock that has been issued by the company.) Corporations typically request a large enough number of authorized shares to provide for projected needs as well as for unexpected financing needs and unanticipated opportunities. Continually seeking shareholder approval of additional stock authorizations each time a need to issue shares for ordinary business purposes arises would be costly and impractical.
When faced with a request to increase authorized common shares, Adviser will examine the number of shares available for issuance (shares not outstanding and not reserved for issuance) as a percentage of the total number of authorized shares after giving effect to the requested increase. Adviser recognizes that patterns of utilization of authorized common shares vary from industry to industry. Within a given industry, companies that have posted superior shareholder returns should be given more latitude with respect to capital stock increases than lesser-performing companies. Companies that have used authorized shares for stock splits and stock option plans with reasonable levels of dilution and value transfer should be given further leeway.
Institutional Shareholder Services (ISS) compiles data on common stock proposals for companies comprising 98 percent of the investable U.S. equity market. Companies are classified into one of ten peer groups, and ISS divides companies within each peer group into four quartiles based on three-year total shareholder returns. An 11th peer group is designated for rapidly growing companies whose shares have recently become publicly traded. An "allowable increase" for a company is set within each quartile, with the largest allowable increases for top quartile performers and the smallest for bottom quartile companies. This allowable increase represents the maximum permitted number of available shares as a percentage of authorized shares after giving effect to the requested increase.
Adviser recommends votes against proposals to increase the number of authorized common shares when the available shares on a post-increase basis exceeds the allowable increase. Proposals to increase authorized common shares are supported when the available shares after giving effect to the increase falls within the allowable increase. Adviser recommends votes for increases beyond the allowable increase when a company's shares are on the verge of being delisted or if a company's ability to continue as a going concern is uncertain.

CHANGING CORPORATE NAME.
Adviser will generally vote for management proposals to change the corporate name.
REINCORPORATION PROPOSALS.
Adviser will generally vote for reincorporation proposals that are supported by sound business reasons and that do not significantly reduce shareholder rights or management accountability; otherwise, Adviser will generally vote against reincorporation proposals.
CONFIDENTIAL VOTING.
Adviser will vote for proposals calling for corporations to adopt confidential voting, use independent vote tabulators, and use independent inspectors of election.
EQUAL ACCESS.
Adviser will vote for shareholder proposals that would allow significant shareholders equal access to management's proxy material (i) to evaluate and propose voting recommendations on proxy proposals and director nominees or
(ii) to nominate their own candidates to the board.
Equal access proposals seek to include a shareholder's perspective within the company's proxy statement. These proposals are designed to "even the playing field" in the proxy system by providing large company shareholders opportunity to discuss in the proxy statement the merits of management's director nominees, nominate and profile director candidates, and discuss other management-sponsored proposals.
BUNDLED PROPOSALS.
Adviser will vote on bundled proposals on a case-by-case basis, voting for bundled proposals of which the combined effect is positive and against all others.
A bundled proposal refers to any proxy proposal that includes a number of separate elements. Some bundled proposals are fair and straightforward, involving various elements that belong together both logically and functionally. However, certain bundled proxy proposals combine unrelated issues that should be presented as separate voting items. Some companies have deliberately used these types of proposals to manipulate the vote in order to pass a questionable proposal by bundling it with a proposal(s) that would likely pass on its own - a strategy similar to the use of riders and amendments in legislative packages.
SHAREHOLDER ADVISORY COMMITTEES.
Adviser will vote on proposals to establish shareholder advisory committees on a case-by-case basis after consideration of the potential benefits and disadvantages of the proposals.
ANNUAL MEETING LOCATION.
Adviser will normally vote against shareholder proposals to hold annual meetings somewhere other than where management desires.
DISCLOSURE.
Adviser will vote against proposals that would require any kind of government-related disclosure, such as the release of information on a corporation's military contracts, or any other unnecessary disclosure of business records.
investment company PROXIES
This section of the proxy guidelines relates to both open-end and closed-end investment companies. Open-end investment companies have no set limit on the number of shares they may issue. The value of an open-end fund's shares is determined solely by dividing the value of that fund's portfolio by the number of shares outstanding. Closed-end funds, on the other hand, have a capital stock structure akin to that of operating companies, as the number of shares they may issue is fixed. The shares of these funds trade on an exchange like other stocks and may be more or less valuable than the value of the fund's portfolio. The primary advantage of closed-end funds is that (1) they can be fully invested with far fewer liquidity concerns; and (2) they do not have to maintain the same level of liquidity as open-end funds, which must be able to redeem shares at the request of their investors. At the time this Proxy Voting Policy was adopted, Adviser did not manage any closed-end funds. However, issues relevant to closed-end funds are covered for the sake of completeness.
There are a few proxy issues that relate specifically to closed-end funds. Those will be noted below.
ELECTION OF DIRECTORS.
Adviser votes on director nominees will be evaluated on a case-by-case basis, considering the following factors: board structure; director independence and qualifications; compensation of directors within the fund and family of funds; and, attendance at board and committee meetings.
Adviser will generally follow the same criteria used in the election of directors for a publicly traded corporation as discussed above.
APPROVE NEW CLASSES OR SERIES OF SHARES
Adviser will vote for the establishment of new classes or series of shares.

INVESTMENT ADVISORY AGREEMENTS.
Adviser will vote investment advisory agreements on a case-by-case basis, considering the following factors: proposed and current fee schedules; fund category/investment objective; performance benchmarks; investment performance compared with peers; and magnitude of fee increase.
Issues that can come up in these proxies are advisory fees, which will be evaluated based on the proposed fee change as it relates to variations in asset size, the fee change relative to fund performance, the fee structure of peers, and the nature of the fund's investment profile. Another issue is changing advisors from the fund to a subsidiary of the advisers or changing the advisory agreement due to a change in the structure or purpose of the fund.
CHANGE FUNDAMENTAL RESTRICTION TO NONFUNDAMENTAL RESTRICTION
Adviser will vote proposals to change a fundamental restriction to a nonfundamental restriction on a case-by-case basis, considering the following factors: the fund's target investments; the reasons given by the fund for the change; and, the projected impact of the change on the portfolio.
Fundamental investment restrictions are limits proscribed in the fund's charter document that determine the investment practices of the fund. Such restrictions may only be amended or eliminated with shareholder approval. Nonfundamental investment restrictions, by contrast, may be altered by the board of trustees.
CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL
Adviser will vote proposals to change a fund's fundamental investment objective to nonfundamental on a case-by-case basis.
Although it is generally undesirable for funds to change their investment objective arbitrarily, it may be acceptable to avoid the expense and uncertainty of future shareholder votes if the ability of the fund to thereafter change its objective is subject to reasonable limits and oversight by the Board.
CHANGE IN FUND'S SUBCLASSIFICATION
Adviser will vote changes in a fund's subclassification on a case-by-case basis, considering the following factors: potential competitiveness; current and potential returns; risk of concentration; and, consolidation in target industry.
Occasionally a fund will seek shareholder approval to change its subclassification from a diversified to a nondiversified investment fund under the Investment Company Act of 1940. The fund's manager recommends such a change because it believes that the diversification requirements of the Act are constraining and that the fund's performance could benefit from the change.
NAME CHANGE PROPOSALS
Adviser will vote name change proposals on a case-by-case basis, considering the following factors: political/economic changes in the economic market; bundling with quorum requirements; bundling with asset allocation changes; and, consolidation in target market.
CHANGES TO THE CHARTER DOCUMENT
Adviser will vote changes to the charter document on a case-by-case basis, considering the following factors: the degree of change implied by the proposal; the efficiencies that could result; and regulatory standards and implications.
CHANGE THE FUND'S DOMICILE
Adviser will vote fund reincorporations on a case-by-case basis, considering the following factors: regulations of both states; required fundamental policies of both states; and, increased flexibility available.
CONVERT CLOSED-END FUND TO OPEN-END FUND [CLOSED-END FUNDS ONLY]
Adviser will vote conversion proposals on a case-by-case basis, considering the following factors: past performance as a closed-end fund; market in which fund invests; measures taken by the board to address the discount; and, past shareholder activism, board activity, and votes on related proposals. PREFERRED STOCK PROPOSALS [CLOSED-END FUNDS ONLY]
Adviser will vote the authorization for or increase in preferred shares on a case-by-case basis, considering the following factors: stated specific financing purpose; other reasons management gives; and, possible dilution for common shares.
PROXY CONTESTS
Adviser will vote proxy contests on a case-by-case basis, considering the following factors: past performance; market in which the fund invests; measures taken by board to address the issue; and, past shareholder activism, board activity, and votes on related proposals.
DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION
Adviser will vote dispositions of assets/terminations/liquidations on a case-by-case basis, considering the following factors: strategies employed to save the company; the company's past performance; and, the terms of the liquidations.

AUTHORIZE BOARD TO HIRE/TERMINATE SUBADVISERS WITHOUT SHAREHOLDER APPROVAL Adviser will generally vote on a case-by-case basis with regard to proposals authorizing the board to hire/terminate subadvisers without shareholder approval.
A fund is not currently permitted to make such changes without obtaining an exemptive order, containing specific limitations and representations, from the Securities and Exchange Commission, the terms of which restrict the fund's ability to hire/terminate subadvisers arbitrarily.
DISTRIBUTION AGREEMENTS.
Adviser will generally vote for proposed distribution agreements as long as the agreements do not call for an excessive fee rate.
Distribution Agreements provide for what is commonly known as Rule 12b-1 fees, which are paid from net assets used to promote the sale of the fund's shares. These fees provide a means of allowing the fund to increase asset size and realize economies of scale.
MASTER-FEEDER STRUCTURE
Adviser will vote for the establishment of a master-feeder structure or the investment of fund assets in an affiliated fund.
Master-feeder structures allow the fund to invest its assets in a pooled portfolio with funds having similar investment objectives. Generally, these types of arrangements lead to certain economies of scale and result in reduced operating costs and, ultimately, enhanced shareholder value. Investments in an affiliated fund may benefit investment performance and are subject to SEC rules against excessive compensation.

MERGERS
Adviser will vote merger proposals on a case-by-case basis, considering the following factors: the resulting fee structure; the performance of both funds; and continuity of management personnel.
SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT
Adviser will vote against the establishment of a director ownership requirement.
Adviser is generally in favor of director ownership of fund shares. However, in large fund complexes, it may be impractical or undesirable for directors to own shares of each fund in the complex. Therefore, Adviser believes that the terms of such a policy should be determined by the board in conjunction with the fund's management and sponsor.
SHAREHOLDER PROPOSALS TO REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED
Adviser will vote on the reimbursement of expenses on a case-by-case basis. SHAREHOLDER PROPOSALS TO TERMINATE INVESTMENT ADVISER
Adviser will vote shareholders proposals to terminate the investment adviser on a case-by-case basis, considering the following factors: performance of the fund's NAV; and, the fund's history of shareholder relations.
SOCIAL AND ENVIRONMENTAL ISSUES.
Adviser will generally abstain from voting on proposals dealing with other social and environmental issues in instances in which the best economic interests of Adviser's clients will not be affected positively or negatively by the determination of such an issue, unless the Adviser's investment mandate from the client directs Adviser to follow a socially responsible investment strategy, in which case the Adviser vote such matters on a case-by-case basis. In situations in which the proposal would positively affect the economic interests of Adviser's clients, Adviser will generally vote for the proposal. Conversely, in situations in which the proposal would negatively affect the economic interests of Adviser's clients, Adviser will
generally vote against the proposal.   Where the Adviser is mandated to
follow a socially responsible investment strategy, Adviser will weigh the comparative benefits to shareholders against the social interest that would be served by the proposal.
Adviser may consider the following in analyzing shareholder social proposals:
>>    whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;
>>    the percentage of sales, assets, and earnings affected;
>>    the degree to which the company's stated position on issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;
>>    whether the issues presented should be dealt with through government action or through company-specific action;
>>    whether the company has already responded in some appropriate manner to the request embodied in the proposal;
>>    whether the company's analysis and voting recommendation to shareholders is persuasive;
>>    what other companies have done in response to the issue;
>>    whether the proposal itself is well framed and reasonable;
>>    whether implementation of the proposal would achieve the objectives sought in the proposal; and
>>    whether the subject of the proposal is best left to the discretion of the board.

PROXY VOTING REPORT
A report on "Form N-PX" of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge on the SEC website at www.sec.gov and through the Trust's website. Go to www.mtbfunds.com; select "Proxy Voting Record" to access the link to Form N-PX.


PORTFOLIO HOLDINGS INFORMATION
The disclosure policy of the Funds and the Advisor prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Advisor or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. All of these service providers are identified elsewhere in the Prospectus or SAI. The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. These organizations are CDA Weisenberger and Lipper. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Advisor and of the Chief Compliance Officer of the Funds. The President of the Advisor and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party and will be given only if there is a legitimate business purpose and such disclosure is subject to a confidentiality agreement to safeguard the confidentiality of the information so that the information will be used only for the purposes for which it was furnished and otherwise protect against misuse of such information. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Advisor and its affiliates, the following procedures apply. No consideration may be received by the Funds, the Advisor, any affiliate of the Advisor or any of their employees in connection with the disclosure of portfolio holdings information. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. The Advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

Investment decisions for the Funds are made independently from those of other accounts managed by the Advisor. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Advisor to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

On April 30, 2005, the following Funds owned securities of the following regular broker/dealers:



Money Market Fund - Morgan Stanley - $87,500,000.

Short-Term Corporate Bond Fund - Bear Stearns - $1,049,370; Credit Suisse First Boston - $1,000,000; Goldman Sachs - $984,940; J.P. Morgan Chase - $1,952,952; Lehman Brothers - $994,180; Merrill Lynch - $1,018,320; and
Morgan Stanley - $975,690.

Income Fund - Goldman Sachs - $1,245,065; Lehman Brothers - $866,958; Morgan Stanley - $975,690; and J.P. Morgan Chase - $1,768,830.

Intermediate-Term Bond Fund - Bear Stearns - $876,224; Goldman Sachs - $2,119,260; J.P. Morgan Chase - $2,021,520; Lehman Brothers - $687,420; and
Morgan Stanley - $1,485,975.

Balanced Fund - Lehman Brothers - $733,760; Goldman Sachs - $238,417; and Morgan Stanley - $209,773.

Large Cap Stock Fund - Citigroup - $13,838,924; Lehman Brothers - $3,677,972; Wachovia - $3,925,506; and Bank of America - $10,228,584.

Large Cap Growth Fund - Lehman Brothers - $550,320.

Multi Cap Growth Fund - Lehman Brothers - $504,460.

Small Cap Stock Fund - E*Trade Financial Corporation - $1,967,581.

International Equity Fund - ABN AMRO Holdings - $3,160,059; Credit Suisse Group - $2,980,416; Australia & New Zealand Banking Group - $1,015,780; Bank of Yokohama - $972,746; Barclays PLC - $2,773,438; Bank of Ireland - $2,491,906; DBS Group Holdings - $577,377; Deutsche Postbank - $760,526; HBOS PLC - $1,048,607; HSBC Holdings PLC - $1,136,165; KBC Groupe - $884,134;
National Australia Bank - $1,109,732; Royal Bank of Scotland - $3,528,943; Sumitomo Mitsui Financial Group - $1,228,541; Sumitomo Trust & Banking - $651,242; Unicredito Italiano Spa - $1,792,979; Fortis - $896,257; Takefuji Corp. - $685,157; Collins Stewart Tullett - $265,368; Mitsui Marine and Fire Ins. Co. - $728,552; Prudential PLC - $2,304,288; QBE Insurance Group - $1,477,974; Sompo Japan Insurance - $1,156,440; Swiss Re - $1,950,514; Cheung
Kong - $728,346; Mitsui Fudosan - $435,556; Sun Hung Kai Products - $701,192; and Unibail - $891,639.


RESEARCH SERVICES
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Advisor or by affiliates of the subadvisors in advising other accounts. To the extent that receipt of these services may replace services for which the Advisor or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Advisor and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company (FSC) and M&T Securities, Inc. serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. During the period May 1, 2001 through September 30, 2002, administrative services were provided for an aggregate annual fee as specified below:

Fees Payable to FSC:



-----------------------------------------------------------------------
         Maximum            Average Aggregate Daily Net Assets of the
---------------------------------------MTB-Group-of-Funds--------------
   Administrative Fee
-----------------------------------------------------------------------
-----------------------------------------------------------------------
          0.06%                      on the first $2 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
          0.03%                      on the next $3 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
         0.015%                 on assets in excess of $5 billion
-----------------------------------------------------------------------

------------------------------------------------------------------------------

Fees payable to M&T Securities, Inc.:



-----------------------------------------------------------------------
         Maximum               Average Aggregate Daily Net Assets of
-----------------------------         the MTB Group of Funds
   Administrative Fee
-----------------------------------------------------------------------
-----------------------------------------------------------------------
          0.04%                       on the first $5 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
         0.015%                  on assets in excess of $5 billion
-----------------------------------------------------------------------

------------------------------------------------------------------------------

Effective October 1, 2002, the Administrative Fee has been changed to reflect the following fee schedule:

Fees Payable to FSC:



-----------------------------------------------------------------------
         Maximum               Average Aggregate Daily Net Assets of
-----------------------------         the MTB Group of Funds
   Administrative Fee
-----------------------------------------------------------------------
-----------------------------------------------------------------------
          0.06%                       on the first $2 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
          0.03%                       on the next $3 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
          0.02%                       on the next $2 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
         0.0125                       on the next $3 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
          0.01%                 on assets in excess of $10 billion
-----------------------------------------------------------------------

------------------------------------------------------------------------------

Fees Payable to M&T Securities, Inc.:



-----------------------------------------------------------------------
         Maximum               Average Aggregate Daily Net Assets of
-----------------------------         the MTB Group of Funds
   Administrative Fee
-----------------------------------------------------------------------
-----------------------------------------------------------------------
          0.04%                       on the first $5 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
          0.03%                       on the next $2 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
         0.0175%                      on the next $3 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
         0.015%                 on assets in excess of $10 billion
-----------------------------------------------------------------------

------------------------------------------------------------------------------


Effective October 1, 2005, the administrative fees payable to FSC have been changed to reflect the following:

Fees Payable to FSC



-----------------------------------------------------------------------
Maximum                       Average  Aggregate  Daily Net  Assets of
------------------------------the MTB Group of Funds
Administrative Fee
-----------------------------------------------------------------------
-----------------------------------------------------------------------
0.04%                         on the first $2 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
0.03%                         on the next $2 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
0.02%                         on the next $3 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
0.0125%                       on the next $3 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
0.010%                        on assets in excess of $10 billion
-----------------------------------------------------------------------

------------------------------------------------------------------------------
There has been no change to the fees payable to co-administrator M&T Securities, Inc.



From time to time, FSC and its affiliates may pay out of their reasonable profits and other resources advertising, marketing and other expenses for the benefit of the Funds, and such amounts may be paid to the Advisor and its affiliates.

Prior to July 1, 2004, FSC, through its affiliate, Federated Shareholder Services Company (FSSC), a registered transfer agent, served as transfer and dividend disbursing agent to the Trust, and received a separate fee from the Fund for these transfer agency services. Boston Financial Data Services, Inc. (BFDS) replaced FSSC as transfer agent to the Trust on July 1, 2004. The principal business address of BFDS is 2 Heritage Drive, North Quincy, MA 02171.

The minimum administrative fee received during any year was $50,000 per Fund.

CUSTODIAN AND FUND ACCOUNTANT
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by a Fund are held by foreign banks participating in a global custody network coordinated by State Street Bank. State Street Bank and Trust Company also provides financial administration and fund accounting services to the Funds at the following annual fee, based on the Funds' average monthly net assets:



-----------------------------------------------------------------------
   Annual Fee, billed and          Average Monthly Net Assets of the
       payable monthly       ----         MTB Group of Funds

-----------------------------------------------------------------------
-----------------------------------------------------------------------
           0.037%                       on the first $5 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
           0.034%                       on the next $5 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
           0.0315%                      on the next $10 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
           0.029%                 on assets in excess of $20 billion
-----------------------------------------------------------------------
In  addition,  for an annual fee of $4,000  per Fund,  State  Street  Bank and
Trust  Company  prepares  two  quarterly   portfolio  listings  per  year  for
inclusion in Form N-Q and prepares tabular or graphic presentations of the Funds' portfolio holdings and an enhanced expense disclosure example for inclusion in shareholder reports.
------------------------------------------------------------------------------

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm for the Funds, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Funds' financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUNDS FOR SERVICES

                        Advisory Fee Paid/                     Brokerage                     Administrative Fee Paid/
                        Advisory Fee Waived                 Commissions Paid                 Administrative Fee Waived
Funds                For the fiscal year ended         For the fiscal year ended             For the fiscal year ended
                             April 30,                         April 30,                             April 30,
                    2005         2004       2003      2005       2004        2003       2005       2004           2003
International    $1,229,522   $1,009,822  $458,410  $181,473   $113,601    $63,000    $79,707    $67,317         $39,590
Equity Fund        $4,162      $20,549    $45,841                                        $0         $0             $0
Small Cap        $1,420,093   $1,431,341  $972,474  $2,138,375$1,269,572  $1,073,828  $108,140   $124,177       $128,727
Growth Fund        $85,474      $7,049    $25,314                                        $0         $0             $0
Small Cap        $1,309,730   $1,230,604  $815,840  $200,320   $210,463    $237,508   $99,870    $98,334         $82,845
Stock Fund         $21,278        $0         $0                                          $0         $0             $0
Mid Cap Growth    $734,634     $700,410   $620,742   $96,140   $104,360    $833,006   $55,999    $65,875         $90,870
Fund               $58,717     $53,296    $60,173                                        $0         $0             $0
Mid Cap Stock    $1,214,532   $1,093,452  $887,799  $414,885   $384,787    $291,009   $92,577    $87,549         $90,138
Fund              $112,981        $0         $0                                          $0         $0             $0
Multi Cap         $723,868    $1,044,612  $990,662  $604,103   $752,579   $1,035,897  $66,927    $111,632       $145,820
Growth Fund       $105,620     $70,661    $49,881                                        $0         $0             $0
Large Cap         $404,541     $216,183   $131,579   $84,423    $61,043    $22,394    $30,848    $17,128         $13,367
Growth Fund        $75,422     $44,438    $37,151                                        $0         $0             $0
Large Cap        $3,766,470   $3,537,059 $1,946,796 $492,474  $1,073,232   $601,877   $286,825   $274,510       $191,521
Stock Fund         $66,275     $61,646    $208,043                                       $0         $0             $0
Equity Index      $199,985     $225,086   $182,193   $45,014    $63,315    $100,533   $64,800    $85,727        $102,520
Fund              $184,369     $185,279   $140,899                                       $0         $0           $36,902
Large Cap         $621,291     $488,650   $288,270  $163,674   $151,297    $102,070   $57,524    $47,126         $35,557
Value Fund         $43,052        $0         $0                                          $0         $0             $0
Equity Income     $539,371     $529,550   $456,565  $192,299    $76,230    $76,699    $49,925    $60,358         $80,282
Fund               $35,812     $19,289    $60,603                                        $0         $0             $0
Managed            $24,265     $18,623    $10,660      $0         $0          $0       $6,291     $5,087         $3,684
Allocation         $24,265     $18,623    $10,660                                        $0         $0             $0
Fund -
Conservative
Growth
Managed           $115,364     $67,049    $28,785      $0         $0          $0      $29,917    $17,926         $9,948
Allocation         $55,522      $1,512    $28,785                                        $0         $0             $0
Fund -
Moderate Growth
Managed            $51,515     $30,206    $13,985      $0         $0          $0      $13,360     $8,081         $4,831
Allocation         $31,996     $14,577    $13,985                                        $0         $0             $0
Fund -
Aggressive
Growth





-------------------------------------------------------------------------------------------------------------------------------
                        Advisory Fee Paid/                     Brokerage                     Administrative Fee Paid/
                        Advisory Fee Waived                 Commissions Paid                 Administrative Fee Waived
                ---------------------------------------------------------------------------------------------------------------
Funds                For the fiscal year ended         For the fiscal year ended             For the fiscal year ended

                ---------------------------------------------------------------------------------------------------------------
                ---------------------------------------------------------------------------------------------------------------
                  April 30,   April 30,  April 30,  April     April 30,   April 30,  April 30,  April 30,    April 30, 2003
                    2005         2004       2003    30, 2005     2004        2003       2005       2004
                ---------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Balanced Fund     $953,417    $1,138,099 $1,488,159 $127,433   $163,751    $580,797   $94,967    $129,098       $220,996
                   $53,727     $31,083    $97,981                                                   $0             $0
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Intermediate     $1,790,792   $1,508,960  $773,641     $0         $0          $0      $165,720   $152,735       $134,960
Term Bond Fund    $287,462     $223,708   $96,989                                        $0         $0             $0
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Income Fund      $1,043,102   $1,375,233 $1,632,277    $0         $0          $0      $112,529   $167,868       $257,874
                   $43,358     $48,482    $132,959                                       $0         $0             $0
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Short-Term        $584,181     $487,224   $494,365     $0         $0          $0      $54,057    $54,574         $80,782
Corporate Bond    $149,546     $14,128    $44,784                                        $0         $0             $0
Fund
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Maryland          $843,639     $863,280   $826,043     $0         $0          $0      $78,082    $95,557        $133,381
Municipal Bond    $227,397     $127,811   $175,084                                       $0         $0             $0
Fund
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Pennsylvania     $1,304,746   $1,440,936 $1,058,247    $0         $0          $0      $120,710   $147,835       $164,075
Municipal Bond     $18,402     $22,353     $4,437                                        $0         $0             $0
Fund
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
New York          $574,433     $617,754   $587,306     $0         $20         $0      $53,161    $60,876         $72,437
Municipal Bond    $236,874     $65,546    $75,511                                        $0         $0             $0
Fund
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Virginia           $97192      $105,735   $207,853     $0         $20         $0      $77,754    $74,180         $99,770
Municipal Bond       $0         $3,249       $0                                          $0         $0             $0
Fund *
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
U.S.             $1,331,249   $1,466,043  $896,407     $0         $0          $0      $123,158   $140,635       $110,582
Government        $122,844        $0         $0                                          $0         $0             $0
Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Short Duration   $1,243,973    $960,213   $624,732     $0       $19,304       $0      $134,303   $107,381        $89,916
Government        $194,793     $204,311   $208,244                                       $0       $4,329           $0
Bond Fund
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                        Advisory Fee Paid/                     Brokerage                     Administrative Fee Paid/
                        Advisory Fee Waived                 Commissions Paid                 Administrative Fee Waived
                ---------------------------------------------------------------------------------------------------------------
                ---------------------------------------------------------------------------------------------------------------
Funds                For the fiscal year ended         For the fiscal year ended             For the fiscal year ended
                             April 30,                         April 30,                             April 30,
                ---------------------------------------------------------------------------------------------------------------
                ---------------------------------------------------------------------------------------------------------------
                     2005         2004      2003       2005       2004       2003       2005        2004           2003
                ---------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Money Market      $9,291,279   $9,740,590 $7,559,754    $0         $0         $0     $1,222,658  $1,293,971     $1,304,918
Fund              $4,051,548   $4,799,233 $3,023,902                                     $0          $0             $0
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Tax-Free Money     $813,678     $742,099  $423,497      $0         $0         $0      $107,174    $128,632       $170,225
Market Fund        $478,383     $418,318  $243,847                                       $0          $0             $0
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
U.S.             $10,795,717   $9,650,560 $4,040,373    $0         $0         $0     $1,419,477  $1,463,874     $1,413,655
Government        $3,821,490   $4,082,561 $902,236                                       $0          $0             $0
Money Market
Fund
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury     $3,957,312   $4,572,131 $3,605,796    $0         $0         $0      $521,591    $612,703       $622,239
Money Market      $1,206,367   $1,593,288 $649,043                                       $0          $0             $0
Fund
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Pennsylvania       $103,727     $77,327    $51,176      $0         $0         $0       $13,678    $17,809        $42,015
Tax Free Money     $103,727     $77,327    $51,176                                       $0        $1,560        $12,423
Market Fund
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
New York Tax       $833,120     $959,610  $988,516      $0         $0         $0      $109,457    $132,703       $170,675
Free Money         $351,550     $316,926  $177,933                                       $0          $0             $0
Market Fund
-------------------------------------------------------------------------------------------------------------------------------




* For the Virginia Municipal Bond Fund, the advisory fee paid/ advisory fee waived, brokerage commissions paid, and administrative fee paid/ administrative fee waived information is for the fiscal year ending October 31.



12b-1 and Shareholder Services Fees



                              For the fiscal year ended April 30, 2005
                           Shareholder Services Fees              12b-1 Fees
Fund                 Class A     Class B     Class C          Class A    Class B       Class C

International          $750        $432         NA            $32,246     $2,070          NA
Equity Fund

Small Cap Growth      $1,164      $5,749       $785           $144,876   $21,375        $3,356
Fund

Small Cap Stock      $23,695      $2,823        NA             $2,570     $8,500          NA
Fund

Mid Cap Growth        $3,521       $529         NA            $11,554     $1,587          NA
Fund

Mid Cap Stock Fund     $750        $432         NA            $32,246     $2,070          NA

Multi Cap Growth       $691      $18,073        NA            $52,575    $73,385          NA
Fund

Large Cap Growth      $9,788      $3,129        NA             $9,335     $9,386          NA
Fund

Large Cap Stock      $139,281    $28,981        NA            $139,281   $21,215          NA
Fund

Equity Index Fund     $1,735      $1,026        NA            $14,463     $3,079          NA

Large Cap Value      $21,606      $1,908        NA            $48,808     $5,754          NA
Fund

Equity Income Fund    $4,244       $431         NA            $10,371     $1,294          NA

Balanced Fund          $165      $23,837        NA            $67,817    $93,396          NA

Intermediate Term     $2,368       $216         NA              $96        $862           NA
Bond Fund

Income Fund           $2,005      $4,616        NA            $23,997    $15,674          NA

Managed                 $0          $0          NA               $0      $39,800          NA
Allocation
Fund-Aggressive
Growth

Managed              $33,632     $45,446        NA            $33,561    $134,581         NA
Allocation
Fund-Moderate
Growth

Managed                 $0          $0          NA               $0      $20,579          NA
Allocation
Fund-Conservative
Growth

Short-Term             $17         $72          NA              $331       $215           NA
Corporate Bond
Fund

Maryland              $8,128      $4,835        NA            $34,525    $15,737          NA
Municipal Bond
Fund

Pennsylvania          $4,559       $976         NA            $24,254     $6,118          NA
Municipal Bond
Fund

New York             $89,991      $1,196        NA               $0       $3,914          NA
Municipal Bond
Fund

Virginia                NA          NA          NA            $64,795       NA            NA
Municipal Bond
Fund*

U.S Government       $27,591       $486         NA            $25,304     $1,516          NA
Bond Fund

Short Duration        $1,990       $59          NA             $7,352      $918           NA
Government Bond
Fund

Money Market Fund   $2,129,357     $404         NA            $579,782     $950           NA

Tax-Free Money       $122,342       $0          NA             $5,471       $0            NA
Market Fund

U.S. Government       $2,187        $0          NA              $219        $0            NA
Money Market Fund

U.S. Treasury        $277,599       $0          NA             $5,085       $0            NA
Money Market Fund

Pennsylvania           $675         $0          NA               $0         $0            NA
Tax-Free Money
Market Fund

New York Tax-Free    $228,874       $0          NA               $0         $0            NA
Money Market Fund

* For the Virginia Municipal Bond Fund, the shareholder services fee and 12b-1 fee information is for the fiscal year ending October 31.




HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD
The yield of Shares of the Equity, Income, Managed Allocation and Balanced Funds is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

The yield of Shares of the Money Market Funds is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield of the Money Market Funds is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares of New York Tax-Free Money Market Fund, New York Municipal Bond Fund and Pennsylvania Municipal Bond Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total return are given for the period ended April 30, 2005.

Yield and Effective Yield are given for the 7-day and 30-day periods ended April 30, 2005.


-------------------------------------------------------------------------------------------

                                                                             Start of
International Equity                          1 Year        5 Years       Performance on
Fund                       30-Day Period                                      2/9/1999
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Class A Shares:
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Before Taxes                     NA            6.32%         0.68%             2.76%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
After Taxes on                                              (0.10)%
Distributions                    NA            6.04%                           1.97%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
After Taxes on
Distributions and                              4.11%         0.11%
Sale of Shares                   NA                                            1.89%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Yield                            NA             NA             NA               NA
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

                                                                             Start of
                                              1 Year                      Performance on
Class B Shares:            30-Day Period                                    1/10/2001
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Before Taxes                     NA            6.80%                           1.33%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
After Taxes on
Distributions                    NA            6.61%                           1.17%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
After Taxes on
Distributions and                              4.42%
Sale of Shares                   NA                                            1.08%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Yield                            NA             NA                              NA
-------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
Small Cap Growth Fund      30-Day Period      1 Year        5 Years           Start of
                                                                           Performance on
                                                                             7/13/1995
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Class A Shares:
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Before Taxes                     NA          (12.94)%       (4.15)%            13.10%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
After Taxes on                   NA          (15.37)%       (6.09)%            9.46%
Distributions
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
After Taxes on
Distributions and
Sale of Shares                   NA           (7.47)%       (4.45)%            9.26%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Yield                            NA             NA             NA                NA
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                                              Start of
                                                                           Performance on
Class B Shares:            30-Day Period       1 Year        5 Years          7/13/1995
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Before Taxes                     NA          (12.66)%       (4.36)%            12.86%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
After Taxes on                                15.28)%
Distributions                    NA          (              (6.33)%            9.27%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
After Taxes on
Distributions and
Sale of Shares                   NA           (7.20)%       (4.61)%            9.11%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Yield                            NA             NA             NA                NA
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Class C Shares:            30-Day Period      1 Year        5 Years           Start of
                                                                           Performance on
                                                                             7/13/1995
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Before Taxes                     NA           (9.54)%       (3.96)%            12.62%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
After Taxes on
Distributions                    NA          (12.15)%       (4.51)%            12.28%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
After Taxes on
Distributions and
Sale of Shares                   NA           (5.18)%       (3.50)%            11.22%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Yield                            NA             NA             NA                NA
--------------------------------------------------------------------------------------------

------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Small Cap Stock Fund       30-Day Period      1 Year        5 Years           Start of
                                                                           Performance on
                                                                              7/1/1994
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Class A Shares:
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Before Taxes                     NA           (6.10)%        4.96%             10.65%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
After Taxes on
Distributions                    NA           (8.20)%        2.07%             8.42%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
After Taxes on
Distributions and
Sale of Shares                   NA           (1.76)%        2.94%             8.25%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Yield                            NA             NA             NA                NA
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Class B Shares:            30-Day Period      1 Year                   Start of
                                                                    Performance on
                                                                      1/10/2001
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Before Taxes                     NA           (5.56)%                   6.77%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
After Taxes on
Distributions                    NA           (7.85)%                   4.22%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
After Taxes on
Distributions and
Sale of Shares                   NA           (1.20)%                   4.90%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Yield                            NA             NA                        NA
--------------------------------------------------------------------------------------------

------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Mid Cap Growth Fund        30-Day Period      1 Year        5 Years            Start of
                                                                            Performance on
                                                                              11/18/1996
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Class A Shares:
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Total Return
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Before Taxes                     NA           (0.02)%       (0.87)%             9.36%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
After Taxes on
Distributions                    NA           (0.25)%       (2.04)%             7.86%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
After Taxes on
Distributions and
Sale of Shares                   NA            0.31%        (1.24)%             7.53%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Yield                            NA             NA             NA                 NA
---------------------------------------------------------------------------------------------

------------------------------------------------------------------------------

---------------------------------------------------------------------------------
Mid Cap Growth Fund        30-Day Period                           Start of

                                                                Performance on
                                             -  1 Year            8/25/2003
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B Shares:
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Total Return
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Before Taxes                     NA             0.01%               9.24%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
After Taxes on                                 (0.23)%
Distributions                    NA                                 9.09%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
After Taxes on
Distributions and                             -----------
Sale of Shares                   NA          -  0.35%               7.90%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Yield                            NA               NA                  NA
---------------------------------------------------------------------------------

------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Mid Cap Stock Fund         30-Day Period        1 Year          5 Years             10 Years
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Class A Shares:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Before Taxes                     NA             1.96%            2.35%               9.50%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
After Taxes on
Distributions                    NA             1.42%            1.38%               7.83%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
After Taxes on
Distributions and
Sale of Shares                   NA             2.03%            1.50%               7.45%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Yield                            NA               NA               NA                  NA
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Class B Shares:            30-Day Period        1 Year                     Start of
                                                                        Performance on
                                                                           3/16/2000
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Before Taxes                     NA             1.97%                        4.05%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
After Taxes on
Distributions                    NA             1.38%                        3.07%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
After Taxes on
Distributions and
Sale of Shares                   NA             2.11%                        2.97%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Yield                            NA               NA                          NA
--------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Multi Cap Growth Fund      30-Day Period        1 Year          5 Years             10 Years
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Class A Shares:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Before Taxes                     NA            (4.04)%          (10.98)%             8.27%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
After Taxes on
Distributions                    NA            (4.04)%          (11.34)%             6.41%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
After Taxes on
Distributions and
Sale of Shares                   NA            (2.62)%          (9.02)%              6.21%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Yield                            NA               NA               NA                  NA
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Class B Shares:            30-Day Period        1 Year          5 Years             10 Years
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Before Taxes                     NA            (4.25)%          (10.94)%             7.78%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
After Taxes on
Distributions                    NA            (4.25)%          (11.32)%             5.92%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
After Taxes on
Distributions and
Sale of Shares                   NA            (2.76)%          (8.98)%              5.79%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Yield                            NA               NA               NA                  NA
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Large Cap Growth Fund      30-Day Period        1 Year                              Start of

                                                                                 Performance on
                                                               - 5 Years           3/19/2000
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Class A Shares:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Before Taxes                     NA            (6.97)%           (6.75)%            (6.54)%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
After Taxes on                                                   (6.76)%
Distributions                    NA            (6.97)%                              (6.54)%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
After Taxes on
Distributions and                                               ----------
Sale of Shares                   NA            (4.53)%         - (5.61)%            (5.44)%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Yield                            NA               NA               NA                  NA
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

                                                                ----------          Start of
                                                                                 Performance on
Class B Shares:            30-Day Period       1 Year         - 5 Years            4/6/2000
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Before Taxes                     NA            (7.20)%           (6.90)%            (7.11)%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
After Taxes on                                                   (6.90)%
Distributions                    NA            (7.20)%                              (7.12)%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
After Taxes on
Distributions and                                               ----------
Sale of Shares                   NA            (4.68)%         - (5.73)%            (5.90)%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Yield                            NA               NA               NA                  NA
--------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Large Cap Stock Fund        30-Day Period       1 Year           5 Years            Start of
                                                                                 Performance on
                                                                                    4/1/1996
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Class A Shares:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Before Taxes                     NA             (2.93)%          (4.02)%             5.88%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
After Taxes on
Distributions                    NA             (4.85)%          (5.40)%             3.77%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
After Taxes on
Distributions and
Sale of Shares                   NA             (0.27)%          (3.70)%             4.25%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Yield                            NA               NA               NA                  NA
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Class B Shares:             30-Day Period       1 Year             5 Years
                                                                                ----------------
                                                                                   Start of
                                                                                Performance on
                                                                                   4/1/1996
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Before Taxes                     NA             (2.64)%            (3.92)%           5.44%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
After Taxes on                   NA             (4.67)%            (5.30)%           3.35%
Distributions
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
After Taxes on
Distributions and                                                  (3.58)%      ----------------
Sale of Shares                   NA              0.08%                         -     3.92%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Yield                            NA               NA                  NA              NA
-------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Equity Index Fund           30-Day Period       1 Year           5 Years            Start of
                                                                                 Performance on
                                                                                   10/1/1997
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Class A Shares:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Before Taxes                     NA             (0.27)%          (4.40)%             3.31%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
After Taxes on
Distributions                    NA             (0.86)%          (5.49)%             2.26%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                        NA             (0.18)%          (4.02)%             2.45%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Yield                            NA               NA               NA                  NA
--------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Equity Index Fund          30-Day Period                          Start of
                                              ----------
                                                               Performance on
                                             - 1 Year             8/25/2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Shares:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Before Taxes                     NA            (0.24)%              7.54%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
After Taxes on                                 (0.58)%
Distributions                    NA                                 7.26%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
After Taxes on
Distributions and Sale                        ----------
of Shares                        NA          - (0.16)%              6.29%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Yield                            NA              NA                  NA
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------


------------------------------------------------------------------------------------------------
Large Cap Value Fund        30-Day Period       1 Year          5 Years           Start of
                                                                               Performance on
                                                                                 9/26/1997
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Class A Shares:
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Total Return
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Before Taxes                      NA             0.53%           0.29%             2.37%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
After Taxes on
Distributions                     NA             0.24%          (0.35)%            1.68%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                         NA             0.34%          (0.13)%            1.62%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Yield                             NA              NA              NA                 NA
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Class B Shares:             30-Day Period       1 Year          5 Years           Start of
                                                                               Performance on
                                                                                 12/10/1999
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Total Return
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Before Taxes                      NA             0.47%           0.09%             0.56%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
After Taxes on
Distributions                     NA             0.47%          (0.32)%            0.07%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                         NA             0.30%          (0.17)%            0.19%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Yield                             NA              NA              NA                 NA
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Equity Income Fund          30-Day Period       1 Year          5 Years           Start of
                                                                               Performance on
                                                                                 11/18/1996
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Class A Shares:
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Total Return
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Before Taxes                      NA             0.77%          (0.98)%            4.86%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
After Taxes on
Distributions                     NA            (0.42)%         (2.00)%            3.27%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                         NA             1.21%          (1.24)%            3.44%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Yield                             NA              NA              NA                 NA
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Equity Income Fund          30-Day Period                          Start of

                                                                Performance on
                                               - 1 Year           8/25/2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Shares:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Before Taxes                      NA             0.79%              8.01%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
After Taxes on                                  (0.17)%
Distributions                     NA                                7.34%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
After Taxes on
Distributions and Sale                          ---------
of Shares                         NA           - 1.28%              6.68%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Yield                             NA               NA                 NA
--------------------------------------------------------------------------------

------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
Balanced Fund               30-Day Period        1 Year         5 Years          10 Years
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Before Taxes                      NA            (4.93)%         (3.51)%           7.39%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
After Taxes on
Distributions                     NA            (5.44)%         (4.32)%           5.61%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                         NA            (3.20)%         (3.34)%           5.42%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Yield                             NA               NA             NA                NA
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Class B Shares:             30-Day Period        1 Year         5 Years          10 Years
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Before Taxes                      NA            (5.06)%         (3.48)%           7.09%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
After Taxes on
Distributions                     NA            (5.35)%         (4.06)%           5.45%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                         NA            (3.29)%         (3.17)%           5.25%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Yield                             NA               NA             NA                NA
-----------------------------------------------------------------------------------------------

------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Managed Allocation           30-Day Period       1 Year                       Start of
                                                                ----------
Fund - Aggressive                                                          Performance on
Growth                                                           5 Years     2/18/1999
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Class A Shares:
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Before Taxes                       NA           (2.18)%          (2.10)%       0.42%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
After Taxes on                                                   (2.62)%
Distributions                      NA           (2.34)%                       (0.10)%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                          NA           (1.39)%          (2.03)%       0.09%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Yield                              NA              NA              NA            NA
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Class B Shares:              30-Day Period       1 Year          Start of Performance on
                                                                        4/30/2002

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Before Taxes                       NA           (2.65)%                   0.33%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
After Taxes on                                                            0.10%
Distributions                      NA           (2.70)%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale                          (1.70)%   -----           0.21%
of Shares                          NA                    -
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Yield                              NA              NA                      NA
-------------------------------------------------------------------------------------------

------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Managed Allocation           30-Day Period       1 Year                      Start of
                                                                           Performance
                                                                                on
Fund - Moderate Growth                                           5 Years     2/4/1999
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Before Taxes                       NA            (2.13)%         (0.36)%      1.46%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
After Taxes on                                                   (1.20)%
Distributions                      NA            (2.41)%                      0.65%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale                                          ----------
of Shares                          NA            (1.38)%       - (0.79)%      0.77%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Yield                              NA              NA              NA           NA
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B Shares:              30-Day Period       1 Year         Start of Performance on
                                                                       4/30/2002

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Before Taxes                       NA            (3.30)%                 0.44%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
After Taxes on                                                           0.23%
Distributions                      NA            (3.43)%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale                           (2.14)%                 0.29%
of Shares                          NA
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Yield                              NA              NA                     NA
-----------------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Managed Allocation           30-Day Period       1 Year                      Start of
                                                                ----------
Fund - Conservative                                                       Performance on
Growth                                                         - 5 Years     2/3/1999
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Class A Shares:
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Total Return
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Before Taxes                       NA            (2.21)%          1.55%        2.16%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
After Taxes on                                                    0.35%
Distributions                      NA            (2.79)%                       1.02%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale                                          ----------
of Shares                          NA            (1.38)%       -  0.60%        1.15%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Yield                              NA              NA              NA           NA
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Class B Shares:              30-Day Period       1 Year         Start of Performance on
                                                          -----        4/30/2002
                                                         -
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Total Return
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Before Taxes                       NA            (3.68)%                 0.93%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
After Taxes on                                                           0.39%
Distributions                      NA            (4.08)%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale                           (2.33)%  -----          0.51%
of Shares                          NA                    -
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Yield                              NA              NA                      NA
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------




----------------------------------------------------------------------------------------
Intermediate-Term Bond        30-Day Period                            Start of
                                                 --------
                                                                    Performance on
Fund                                            -1 Year               8/18/2003
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Class A Shares:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Before Taxes                       NA            (0.82)%                0.95%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
After Taxes on                     NA            (2.38)%               (0.78)%
Distributions
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale                           --------
of Shares                          NA           -(0.55)%               (0.14)%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Yield                             3.64%            NA                     NA
----------------------------------------------------------------------------------------

------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Intermediate-Term Bond        30-Day Period                            Start of
                                                 --------
                                                                    Performance on
Fund                                            -1 Year               8/18/2003
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Class B Shares:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Before Taxes                       NA            (2.07)%                0.40%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
After Taxes on                     NA            (3.38)%               (1.03)%
Distributions
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale                           --------
of Shares                          NA           -(1.36)%               (0.43)%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Yield                             3.12%            NA                     NA
----------------------------------------------------------------------------------------

------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------
Income Fund                   30-Day Period      1 Year         5 Years            10 Years
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Class A Shares:
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Before Taxes                       NA            (0.45)%         5.36%              5.53%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
After Taxes on
Distributions                      NA            (1.91)%         3.46%              3.39%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                          NA            (0.15)%         3.46%              3.40%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Yield                             3.76%            NA             NA                  NA
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Class B Shares:               7-Day Period       1 Year         5 Years            10 Years
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Before Taxes                       NA            (1.38)%         5.25%              5.27%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
After Taxes on                     NA            (2.66)%         3.59%              3.27%
Distributions
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                          NA            (0.74)%         3.53%              3.28%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Yield                             3.24%            NA             NA                  NA
-------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
Short-Term Corporate          30-Day Period                            Start of
                                                 --------
                                                                    Performance on
Bond Fund                                       -1 Year               8/25/2003
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Class A Shares:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Before Taxes                        NA           (1.58)%               (0.40)%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
After Taxes on                                   (2.34)%
Distributions                       NA                                 (1.13)%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale                           --------
of Shares                           NA          -(1.03)%               (0.76)%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Yield                             3.15%            NA                     NA
----------------------------------------------------------------------------------------

------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Short-Term Corporate          30-Day Period                           Start of
                                                 --------
                                                                   Performance on
Bond Fund                                       -1 Year               8/25/2003
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Class B Shares:
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Total Return
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Before Taxes                        NA           (4.27)%               (1.72)%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
After Taxes on                                   (4.76)%
Distributions                       NA                                 (2.19)%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale                           --------
of Shares                           NA          -(2.78)%               (1.73)%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Yield                             2.44%            NA                    NA
---------------------------------------------------------------------------------------

------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------
Maryland Municipal Bond       30-Day Period      1 Year         5 Years          Start of
                                                                              Performance on
Fund                                                                            11/18/1996
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Before Taxes                        NA            0.67%          4.96%            4.33%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
After Taxes on
Distributions                       NA            0.61%          4.95%            4.27%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                           NA            1.82%          4.84%            4.28%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Yield                             3.23%            NA             NA                NA
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Tax-Equivalent Yield              5.66%            NA             NA                NA
-----------------------------------------------------------------------------------------------
                                                                                 Start of
                                                                              Performance on
Class B Shares:               30-Day Period      1 Year         5 Years         11/18/1996
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Before Taxes                        NA           (0.41)%         4.90%            5.60%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
After Taxes on
Distributions                       NA           (0.47)%         4.88%            5.54%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                           NA            0.90%          4.70%            5.52%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Yield                             2.52%            NA             NA                NA
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Tax-Equivalent Yield              4.42%            NA             NA                NA
-----------------------------------------------------------------------------------------------

------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
Pennsylvania Municipal        30-Day Period         1 Year        5 Years          Start of
                                                                                Performance on
Bond Fund                                                                          4/1/1996
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Class A Shares:
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Before Taxes                       NA              (0.44)%         4.83%            3.92%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
After Taxes on
Distributions                      NA              (0.44)%         4.83%            3.88%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                          NA              (0.90)%         4.71%            3.90%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Yield                             2.69%               NA            NA                NA
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Tax-Equivalent Yield              4.34%               NA            NA                NA
-------------------------------------------------------------------------------------------------
                                                                                   Start of
                                                                                Performance on
Class B Shares:               30-Day Period         1 Year        5 Years          4/1/1996
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Before Taxes                       NA              (1.49)%         4.70%            4.78%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
After Taxes on
Distributions                      NA              (1.49)%         4.70%            4.74%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                          NA              (0.02)%         4.51%            4.73%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Yield                             1.91%               NA            NA                NA
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Tax-Equivalent Yield              3.08%               NA            NA                NA
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
New York Municipal            30-Day Period         1 Year        5 Years          10 Years
Bond Fund
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Class A Shares:
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Before Taxes                       NA               0.97%          5.13%            5.12%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
After Taxes on
Distributions                      NA               0.92%          5.08%            5.05%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                          NA               1.94%          4.96%            4.99%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Yield                             3.10%               NA            NA                NA
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Tax-Equivalent Yield              5.41%               NA            NA                NA
-------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
New York Municipal            30-Day Period                      Start of Performance
                                                   ---------

Bond Fund                                         - 1 Year           on 8/18/2003
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Class B Shares:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Before Taxes                       NA              (0.15)%               2.16%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
After Taxes on                                     (0.20)%
Distributions                      NA                                    2.02%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale                             ---------
of Shares                          NA             - 0.97%                2.22%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Yield                             2.46%               NA
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Tax-Equivalent Yield              4.29%               NA
----------------------------------------------------------------------------------------

------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------
Virginia Municipal            30-Day Period         1 Year       5 Years              10 Years
Bond Fund
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Class A Shares:
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Before Taxes                       NA              (2.86)%        3.47%                4.11%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
After Taxes on
Distributions                      NA              (3.00)%        3.39%                4.03%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                          NA              (2.04)%        3.42%                4.06%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Yield                             3.66%               NA            NA                   NA
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Tax-Equivalent Yield              3.73%               NA            NA                   NA
----------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------
U.S. Government Bond          30-Day Period         1 Year        5 Years             10 Years
Fund
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Class A Shares:
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Before Taxes                       NA              (0.76)%         5.36%               5.76%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
After Taxes on
Distributions                      NA              (2.27)%         3.33%               3.48%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                          NA              (0.51)%         3.33%               3.49%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Yield                             3.63%               NA            NA                   NA
----------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------



---------------------------------------------------------------------------------------
U.S. Government Bond         30-Day Period                       Start of Performance
                                                   ---------

Fund                                              - 1 Year           on 8/18/2003
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Class B Shares:
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Total Return
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Before Taxes                       NA              (1.96)%               0.35%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
After Taxes on                                     (3.21)%
Distributions                      NA                                   (0.82)%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale                             ---------
of Shares                          NA             -(1.28)%              (0.37)%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Yield                            2.93%                NA                  NA
---------------------------------------------------------------------------------------

------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
Short-Duration               30-Day Period                               Start of
                                                   ---------

                                                                      Performance on
Government Bond Fund                              - 1 Year               8/18/2003
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Class A Shares
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Before Taxes                       NA              (1.50)%                (0.32)%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
After Taxes on                                     (2.28)%
Distributions                      NA                                     (1.08)%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale                             ---------
of Shares                          NA             -(0.98)%                (0.71)%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Yield                            2.76%                NA                    NA
-------------------------------------------------------------------------------------------

------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
Short-Duration               30-Day Period                               Start of
                                                   ---------
                                                                      Performance on
Government Bond Fund                              - 1 Year               8/18/2003
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Class B Shares
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Before Taxes                       NA              (4.09)%                (1.85)%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
After Taxes on                                     (4.65)%
Distributions                      NA                                     (2.28)%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale                             ---------
of Shares                          NA             -(2.66)%                (1.82)%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Yield                            2.29%                NA                    NA
-------------------------------------------------------------------------------------------

------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
Pennsylvania Tax-Free         7-Day Period                              Start of
                                                   ---------

                                                                     Performance on
Money Market Fund                                 - 1 Year             8/25/2003
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Class A Shares:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Before Taxes                       NA               0.79%                0.54%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Yield                            2.05%                NA                   NA
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Tax-Equivalent Yield             3.31%                NA                   NA

------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
New York Tax-Free
Money Market Fund             7-Day Period          1 Year        5 Years            10 Years
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Class A Shares:
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Total Return                       NA               0.90%          1.46%              2.23%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Yield                            2.05%                NA            NA                  NA
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Tax-Equivalent Yield             3.58%                NA            NA                  NA
---------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Money Market Fund             7-Day Period          1 Year       5 Years             10 Years
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Class A Shares
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Total Return                       NA               1.16%         2.13%               3.56%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Yield                            2.11%                NA           NA                   NA
---------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
Money Market Fund             7-Day Period                     Start of Performance
                                                   ---------

                                                  - 1 Year         on 8/18/2003
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Class B Shares
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Total Return                       NA               0.86%              0.55%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Yield                            1.82%                NA                NA
-------------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Tax-Free Money Market         7-Day Period          1 Year       5 Years          10 Years
Fund
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Class A Shares:
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Total Return
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Before Taxes                       NA               0.89%         1.41%            2.24%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Yield                            2.06%                NA           NA                NA
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Tax-Equivalent Yield             3.17%                NA           NA                NA
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
U.S. Government Money         7-Day Period          1 Year       5 Years          Start of
                                                                               Performance on
Market Fund                                                                       7/7/1997
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Class A Shares:
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Total Return                       NA               1.19%         2.14%            3.14%
------------------------------------------------------------------------------------------------
Yield                            2.18%                NA           NA                NA
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
U.S. Treasury Money           7-Day Period          1 Year       5 Years          10 Years
Market Fund
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Class A Shares:
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Total Return                       NA               1.07%         2.06%            3.45%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Yield                            1.97%                NA           NA                NA
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------

TAX EQUIVALENCY TABLES
Set forth below are samples of tax-equivalency tables that may be used in advertising and sales literature. These tables are for illustrative purposes only and are not representative of past or future performance of the Tax-Free Money Market Fund, New York Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund, New York Municipal Bond Fund, Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund and Virginia Municipal Bond Fund. The interest earned by the municipal securities owned by the Funds generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Funds' income may be subject to the federal AMT and state and/or local taxes. The tax-equivalent yield for the New York Tax-Free Money Market Fund for the 7-day period ended April 30, 2005 was 3.58% (Class A Shares). The tax-equivalent yield for the New York Municipal Bond Fund for the 30-day period ended April 30, 2005 was 5.41% (Class A Shares) and 4.29% (Class B Shares). The tax-equivalent yield for the Pennsylvania Municipal Bond Fund for the 30-day period ended April 30, 2005 was 4.56% (Class A Shares) and 3.08% (Class B Shares).





                            TAX EQUIVALENCY TABLE

                           Taxable Yield Equivalent for 2006 State of New York
Tax Bracket:
Federal            10.00%          15.00%         25.00%          28.00%         33.00%          35.00%
Combined
Federal            14.00%          21.85%         31.85%       ------------      39.85%          41.85%
& State                                                           34.85%
Joint Return:        $0      -    $15,101    -   $61,301    -    $123,701   -   $188,451   -      Over
                  $15,100       ------------     $123,700        $188,450       $336,550        $336,550
                                  $61,300
Single Return:       $0      -     $7,551    -   $30,651    -    $74,201    -   $154,801   -      Over
                   $7,550       ---------------  $74,200       ------------     $336,550        $336,550
                                  $30,650                        $154,800
Tax-Exempt                                       Taxable Yield Equivalent
Yield
0.50%              0.58%           0.64%          0.73%           0.77%           0.83%          0.86%
1.00%              1.16%           1.28%          1.47%           1.53%           1.66%          1.72%
1.50%              1.74%           1.92%          2.20%           2.30%           2.49%          2.58%
2.00%              2.33%           2.56%          2.93%           3.07%           3.33%          3.44%
2.50%              2.91%           3.20%          3.67%           3.84%           4.16%          4.30%
3.00%              3.49%           3.84%          4.40%           4.60%           4.99%          5.16%
3.50%              4.07%           4.48%          5.14%           5.37%           5.82%          6.02%
4.00%              4.65%           5.12%          5.87%           6.14%           6.65%          6.88%
4.50%              5.23%           5.76%          6.60%           6.91%           7.48%          7.74%
5.00%              5.81%           6.40%          7.34%           7.67%           8.31%          8.60%
5.50%              6.40%           7.04%          8.07%           8.44%           9.14%          9.46%
6.00%              6.98%           7.68%          8.80%           9.21%           9.98%          10.32%
6.50%              7.56%           8.32%          9.54%           9.98%          10.81%          11.18%
7.00%              8.14%           8.96%          10.27%          10.74%         11.64%          12.04%
7.50%              8.72%           9.60%          11.01%          11.51%         12.47%          12.90%
8.00%              9.30%           10.24%         11.74%          12.28%         13.30%          13.76%
8.50%              9.88%           10.88%         12.47%          13.05%         14.13%          14.62%
9.00%              10.47%          11.52%         13.21%          13.81%         14.96%          15.48%
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
     Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.




                            TAX EQUIVALENCY TABLE

                         Taxable Yield Equivalent for 2006 State of Pennsylvania
Tax Bracket:
Federal            10.00%          15.00%         25.00%          28.00%         33.00%          35.00%
Combined
Federal            13.07%          18.07%         28.07%          31.07%         36.07%          38.07%
& State
Joint Return:        $0      -    $15,101    -   $61,301    -    $123,701   -   $188,451   -     Over
                ------------    ------------     $123,700        $188,450       $336,550      -----------
                   $15,100        $61,300                                                      $336,550
Single Return:       $0      -     $7,551    -   $30,651    -    $74,201    -   $154,801   -     Over
                -----------     ------------     $74,200         $154,800       $336,550      -----------
                   $7,550         $30,650                                                      $336,550
Tax-Exempt                                       Taxable Yield Equivalent
Yield
0.50%              0.58%           0.61%          0.70%           0.73%           0.78%          0.81%
1.00%              1.15%           1.22%          1.39%           1.45%           1.56%          1.61%
1.50%              1.73%           1.83%          2.09%           2.18%           2.35%          2.42%
2.00%              2.30%           2.44%          2.78%           2.90%           3.13%          3.23%
2.50%              2.88%           3.05%          3.48%           3.63%           3.91%          4.04%
3.00%              3.45%           3.66%          4.17%           4.35%           4.69%          4.84%
3.50%              4.03%           4.27%          4.87%           5.08%           5.47%          5.65%
4.00%              4.60%           4.88%          5.56%           5.80%           6.26%          6.46%
4.50%              5.18%           5.49%          6.26%           6.53%           7.04%          7.27%
5.00%              5.75%           6.10%          6.95%           7.25%           7.82%          8.07%
5.50%              6.33%           6.71%          7.65%           7.98%           8.60%          8.88%
6.00%              6.90%           7.32%          8.34%           8.70%           9.39%          9.69%
6.50%              7.48%           7.93%          9.04%           9.43%          10.17%          10.50%
7.00%              8.05%           8.54%          9.73%           10.16%         10.95%          11.30%
7.50%              8.63%           9.15%          10.43%          10.88%         11.73%          12.11%
8.00%              9.20%           9.76%          11.12%          11.61%         12.51%          12.92%
8.50%              9.78%           10.37%         11.82%          12.33%         13.30%          13.73%
9.00%              10.35%          10.98%         12.51%          13.06%         14.08%          14.53%
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
     Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.





                            TAX EQUIVALENCY TABLE


               Taxable Yield Equivalent for 2006 State of Maryland - Including Local Income Tax
Income Tax
Bracket:
Combined
Federal,        ------------    -------------     -------------    -------------    ------------   ----------
State and          17.95%          22.95%            32.95%           35.95%           40.95%        42.95%
County
Joint Return:        $0      -     $15,101     -     $61,301    -    $123,701    -    $188,451   -    Over
                  $15,100       -------------       $123,700         $188,450         $336,550      $336,550
                                   $61,300
Single Return:       $0      -     $7,551      -     $30,651    -     $74,201    -    $154,801   -    Over
                  $7,5500       -------------     -------------    -------------    ------------   ----------
                                   $30,650           $74,200         $154,800         $336,550      $336,550
Tax-Exempt                                         Taxable Yield equivalent
Yield
0.50%              0.61%            0.65%             0.75%            0.78%           0.85%         0.88%
1.00%              1.22%            1.30%             1.49%            1.56%           1.69%         1.75%
1.50%              1.83%            1.95%             2.24%            2.34%           2.54%         2.63%
2.00%              2.44%            2.60%             2.98%            3.12%           3.39%         3.51%
2.50%              3.05%            3.24%             3.73%            3.90%           4.23%         4.38%
3.00%              3.66%            3.89%             4.47%            4.68%           5.08%         5.26%
3.50%              4.27%            4.54%             5.22%            5.46%           5.93%         6.13%
4.00%              4.88%            5.19%             5.97%            6.25%           6.77%         7.01%
4.50%              5.48%            5.84%             6.71%            7.03%           7.62%         7.89%
5.00%              6.09%            6.49%             7.46%            7.81%           8.47%         8.76%
5.50%              6.70%            7.14%             8.20%            8.59%           9.31%         9.64%
6.00%              7.31%            7.79%             8.95%            9.37%           10.16%        10.52%
6.50%              7.92%            8.44%             9.69%           10.15%           11.01%        11.39%
7.00%              8.53%            9.09%            10.44%           10.93%           11.85%        12.27%
7.50%              9.14%            9.73%            11.19%           11.71%           12.70%        13.15%
8.00%              9.75%           10.38%            11.93%           12.49%           13.55%        14.02%
8.50%              10.36%          11.03%            12.68%           13.27%           14.39%        14.90%
9.00%              10.97%          11.68%            13.42%           14.05%           15.24%        15.78%

------------------------------------------------------------------------------
Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
     Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. The local income tax rate is assumed to be the maximum county rate, or 3.20%.




                            TAX EQUIVALENCY TABLE

             Taxable Yield Equivalent for 2006 State of Virginia

Tax Bracket:        10.00%         15.00%         25.00%          28.00%         33.00%          35.00%
Combined
Federal           ----------      20.750%        30.750%         33.750%         38.750%        40.750%
& State            15.000%
Joint                 $0     -    $15,101    -   $61,301    -    $123,701   -   $188,451   -     Over
---------------   ----------      $61,300        $123,700        $188,450       $336,550      -----------
Return:            $15,100                                                                     $336,550
Single                $0     -     $7,551    -   $30,651    -    $74,201    -   $154,801   -     Over
---------------   ----------      $30,650        $74,200         $154,800       $336,550      -----------
Return:             $7,550                                                                     $336,550
Tax-Exempt
---------------   ----------------------------------------------------------------------------------------
Yield                                             Taxable Yield Equivalent
0.50%               0.59%          0.63%          0.72%           0.75%           0.82%          0.84%
1.00%               1.18%          1.26%          1.44%           1.51%           1.63%          1.69%
1.50%               1.76%          1.89%          2.17%           2.26%           2.45%          2.53%
2.00%               2.35%          2.52%          2.89%           3.02%           3.27%          3.38%
2.50%               2.94%          3.15%          3.61%           3.77%           4.08%          4.22%
3.00%               3.53%          3.79%          4.33%           4.53%           4.90%          5.06%
3.50%               4.12%          4.42%          5.05%           5.28%           5.71%          5.91%
4.00%               4.71%          5.05%          5.78%           6.04%           6.53%          6.75%
4.50%               5.29%          5.68%          6.50%           6.79%           7.35%          7.59%
5.00%               5.88%          6.31%          7.22%           7.55%           8.16%          8.44%
5.50%               6.47%          6.94%          7.94%           8.30%           8.98%          9.28%
6.00%               7.06%          7.57%          8.66%           9.06%           9.80%          10.13%
6.50%               7.65%          8.20%          9.39%           9.81%          10.61%          10.97%
7.00%               8.24%          8.83%          10.11%          10.57%         11.43%          11.81%
7.50%               8.82%          9.46%          10.83%          11.32%         12.24%          12.66%
8.00%               9.41%          10.09%         11.55%          12.08%         13.06%          13.50%
8.50%               10.00%         10.73%         12.27%          12.83%         13.88%          14.35%
9.00%               10.59%         11.36%         13.00%          13.58%         14.69%          15.19%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
------------------------------------------------------------------------------





                            TAX EQUIVALENCY TABLE

                      Taxable Yield Equivalent for 2006 Multistate Municipal Fund
 Tax Bracket:
    Federal        10.00%         15.00%         25.00%          28.00%          33.00%        35.00%
 Joint Return:       $0      -    $15,101    -   $61,301    -   $123,701    -   $188,451   -    Over
                  $15,100         $61,300      -----------     -----------     ----------     ---------
                                                $123,700        $188,450        $336,550      $336,550
Single Return:       $0      -     $7551     -   $30,651    -    $74,201    -   $154,801   -    Over
                 ----------     -----------    -----------     -----------     ----------     ---------
                   $7,550         $30,650        $74,200        $154,800        $336,550      $336,550
  Tax-Exempt                                    Taxable Yield Equivalent
     Yield
     0.50%        0.56%          0.59%            0.67%           0.69%          0.75%          0.77%
     1.00%        1.11%          1.18%            1.33%           1.39%          1.49%          1.54%
     1.50%        1.67%          1.76%            2.00%           2.08%          2.24%          2.31%
     2.00%        2.22%          2.35%            2.67%           2.78%          2.99%          3.08%
     2.50%        2.78%          2.94%            3.33%           3.47%          3.73%          3.85%
     3.00%        3.33%          3.53%            4.00%           4.17%          4.48%          4.62%
     3.50%        3.89%          4.12%            4.67%           4.86%          5.22%          5.38%
     4.00%        4.44%          4.71%            5.33%           5.56%          5.97%          6.15%
     4.50%        5.00%          5.29%            6.00%           6.25%          6.72%          6.92%
     5.00%        5.56%          5.88%            6.67%           6.94%          7.46%          7.69%
     5.50%        6.11%          6.47%            7.33%           7.64%          8.21%          8.46%
     6.00%        6.67%          7.06%            8.00%           8.33%          8.96%          9.23%
     6.50%        7.22%          7.65%            8.67%           9.03%          9.70%         10.00%
     7.00%        7.78%          8.24%            9.33%           9.72%          10.45%        10.77%
     7.50%        8.33%          8.82%           10.00%          10.42%          11.19%        11.54%
     8.00%        8.89%          9.41%           10.67%          11.11%          11.94%        12.31%
     8.50%        9.44%         10.00%           11.33%          11.81%          12.69%        13.08%
     9.00%        10.00%        10.59%           12.00%          12.50%          13.43%        13.85%
     9.50%        10.56%        11.18%           12.67%          13.19%          14.18%        14.62%
    10.00%        11.11%        11.76%           13.33%          13.89%          14.93%        15.38%
    10.50%        11.67%        12.35%           14.00%          14.58%          15.67%        16.15%
    11.00%        12.22%        12.94%           14.67%          15.28%          16.42%        16.92%

------------------------------------------------------------------------------

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.



PERFORMANCE COMPARISONS
Advertising and sales literature may include:

| references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

| charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

| discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

| information about the mutual fund industry from sources such as the Investment Company Institute.

The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

| Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, the Government Fund and the NY Municipal Bond Fund will quote their Lipper rankings in the "General U.S. Government Funds" and the "New York Municipal Bond Funds" categories, respectively, in advertising and sales literature.

| Lehman Brothers Government (LT) Index is an index composed of bonds issued by the U.S. government or its agencies which have at least $1 million outstanding in principal and which have maturities of ten years or longer. Index figures are total return figures calculated monthly.

| Lehman Brothers Government/Corporate Total Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. Tracked by Lehman Brothers, the index has an average maturity of nine years. It calculates total returns for one month, three months, twelve months, and ten year periods, and year-to-date.

| Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives; foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum rating of BBB by S&P or Fitch, or a minimum rating of Baa by Moody's.

| Lehman Brothers 1-3 Year Government Index is a widely recognized index of U.S. government obligations with maturities between one and three years.

| Lehman Brothers 5 Year Municipal Bond Index is a widely recognized index of intermediate investment-grade tax-exempt bonds.

| Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $5 million and a maturity range of 6-8 years. As of January 1996 the index also includes zero coupon bonds and bonds subject to the AMT.

| Lehman Brothers 10 Year Municipal Bond Index is a widely recognized index of long-term investment-grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds, and prefunded bonds with maturities between eight and twelve years.

| Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

| Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and
      9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

| Lehman Brothers Government/Credit Bond Index is composed of all bonds that are investment grade rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's. Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

| Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI-EAFE) is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency.

| Morgan Stanley Capital International Emerging Markets Free Index (MSCI-EMF) is an unmanaged index reflecting approximately 60% of the market capitalization, by industry, in each of 26 emerging market countries.

| Merrill Lynch Corporate and Government Index is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof. These quality parameters are based on composites of ratings assigned by S&P and Moody's. Only notes and bonds with a minimum maturity of one year are included.

| Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term government securities with maturities between 1 and 2.99 years. They are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

| Merrill Lynch Domestic Master Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

| Merrill Lynch Taxable Bond Indices include U.S. Treasury and agency issues and were designed to keep pace with structural changes in the fixed income market. The performance indicators capture all rating changes, new issues, and any structural changes of the entire market.

| AMEX Market less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

| Salomon Brothers AAA-AA Corporate Index calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.

| Salomon Brothers Long-Term High Grade Corporate Bond Index is an unmanaged index of long-term high grade corporate bonds issued by U.S. corporations with maturities ranging from 10 to 20 years.

| Salomon Brothers Total Rate-of-Return Index for mortgage pass-through securities reflects the entire mortgage pass-through market and reflects their special characteristics. The index represents data aggregated by mortgage pool and coupon within a given sector. A market-weighted portfolio is constructed considering all newly created pools and coupons.

| Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury maturing in 30 days.

| S&P Midcap 400 Index is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market.

| S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

| Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

| Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

| Consumer Price Index is generally considered to be a measure of inflation.

| Donoghue's Money Fund Report publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and year-to-date investment results for the same money funds.

| iMoneyNet, formerly IBC Financial Data, is the leading provider of information on money market mutual funds. The company, a subsidiary of Informa Financial Information, Inc., has published Money Fund Report, an industry-leading weekly newsletter since 1975, and has produced Money Fund Vision, a database software package, since 1993.

| Bank Rate Monitor National Index, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading banks and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

| Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than l,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

From time to time, the Money Market Fund will quote their Lipper rankings in the "money market instrument funds" category in advertising and sales literature. Investors may use such a reporting service in addition to the Funds' prospectuses to obtain a more complete view of the Funds' performance before investing. Of course, when comparing Fund performance to any reporting service, factors such as composition of the reporting service and prevailing market conditions should be considered in assessing the significance of such comparisons.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, a Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as federally insured bank products, including time deposits, bank savings accounts, certificates of deposit, and Treasury bills, and to money market funds using the Lipper, Inc. money market instruments average. Unlike federally insured bank products, the Shares of the Funds are not insured. Unlike money market funds, which attempt to maintain a stable NAV, the NAV of the Income and Equity Funds' Shares fluctuates. Advertisements may quote performance information which does not reflect the effect of any applicable sales charges.


FINANCIAL INFORMATION



The Financial Statements for the Funds for the fiscal year ended April 30, 2005 are incorporated by reference to the Annual Reports to Shareholders of the MTB Group of Funds dated April 30, 2005, and to the Annual Report to Shareholders of the FBF Virginia Tax-Free Portfolio dated October 31, 2005.





INVESTMENT RATINGS


STANDARD AND POOR'S

Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Short-Term Municipal Obligation Ratings
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.


Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)


MOODY'S INVESTORS SERVICE, INC.

Long-Term Bond Rating Definitions
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Commercial Paper Ratings
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Short-Term Municipal Obligation Ratings
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


FITCH RATINGS

Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.


Short-Term Debt Rating Definitions
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


Commercial Paper Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.


LONG-TERM DEBT RATINGS
NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

Other Considerations

Among the factors considered by Moody's in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer; (ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii) evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer's industry, (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.




------------------------------------------------------------------------------


CLASS A, CLASS B AND CLASS C+ SHARES

MTB U.S. Treasury Money Market Fund*

MTB U.S. Government Money Market Fund*

MTB Tax Free Money Market Fund*

MTB Money Market Fund

MTB New York Tax-Free Money Market Fund*

MTB Pennsylvania Tax Free Money Market Fund*

MTB Short Duration Government Bond Fund

MTB Short-Term Corporate Bond Fund

MTB U.S. Government Bond Fund

MTB New York Municipal Bond Fund

MTB Pennsylvania Municipal Bond Fund

MTB Maryland Municipal Bond Fund



MTB Virginia Municipal Bond Fund



MTB Intermediate-Term Bond Fund

MTB Income Fund

MTB Managed Allocation Fund - Conservative Growth

MTB Managed Allocation Fund - Moderate Growth

MTB Managed Allocation Fund - Aggressive Growth

MTB Balanced Fund

MTB Equity Income Fund

MTB Large Cap Value Fund

MTB Equity Index Fund

MTB Large Cap Stock Fund

MTB Large Cap Growth Fund

MTB Multi Cap Growth Fund

MTB Mid Cap Stock Fund

MTB Mid Cap Growth Fund

MTB Small Cap Stock Fund

MTB Small Cap Growth Fund+

MTB International Equity Fund

*Class A Shares Only
+Only MTB Small Cap Growth Fund has Class C Shares



ADDRESSES


Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829


Investment Advisor
MTB Investment Advisors, Inc.
100 East Pratt Street
17th Floor
Baltimore, MD 21202

Sub-Advisor to MTB Mid Cap Stock Fund
LSV Asset Management
One North Wacker Drive
Chicago, IL 60606


Sub-Advisor to MTB International Equity Fund
LSV Asset Management
One North Wacker Drive
Chicago, IL 60606

Hansberger Global Investors, Inc.
401 East Las Olas Blvd., Suite 1700
Fort Lauderdale, FL 33301

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 0211-2900

Sub-Advisors to MTB Small Cap Stock Fund
LSV Asset Management
One North Wacker Drive
Chicago, IL 60606

Mazama Capital Management, Inc.
One Southwest Columbia Street
Suite 1500
Portland, OR 97258

Sub-Advisor to MTB Equity Income Fund
DePrince, Race & Zollo, Inc.
201 South Orange Avenue
Suite 850
Orlando, FL 32801

Sub-Advisor to MTB Large Cap Value Fund
NWQ Investment Management Company LLC
2049 Century Park East
Los Angeles, CA 90067

Co-Administrator
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203


Transfer Agent and Dividend Disbursing Agent
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171


Custodian and Fund Accountant
State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609


Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072




APPENDIX

The following is a list of persons other than the Advisor and its affiliates that may receive nonpublic portfolio holdings information concerning the
Funds:


CUSTODIAN, FUND ACCOUNT AND SECURITIES LENDING AGENT
State Street Bank and Trust Company


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP


LEGAL COUNSEL
Dickstein Shapiro Morin & Oshinsky LLP


SERVICE PROVIDERS
Evaluation Associates LLC
Wiesenberger

SECURITY PRICING SERVICES
Reuters
Thomson/LX
JJ Kenney
FT Interactive Data
Bloomberg
FRI Corporation

RATINGS AGENCIES
Not applicable

PERFORMANCE REPORTING/PUBLICATIONS
Thomson Financial/ Vestek (Evaluation Associates)
ICI
RR Donnelly
Lipper
Standard & Poor's
Hartford Life
Morningstar
Bloomberg
Vickers

TRANSFER AGENT

Boston Financial Data Services, Inc.


OTHER
Reed Smith LLP